Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds–95.1%		Rate	Maturity	Face Amount	Value
Communication Services–6.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,213,576
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	2,800,000	2,726,146
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	3,167,394
Lamar Media Corp. (Media)		4.875%	01/15/2029	1,200,000	1,272,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	2,181,517
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	1,146,892
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,987,492
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,190,709
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,776,412
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	932,146
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	1,000,000	1,113,915
					18,708,199
Consumer Discretionary–7.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,180,760
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,147,717
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,921,109
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,133,680
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	3,313,678
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,805,597
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	4,474,727
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,950,258
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	2,146,000
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,072,927
					21,146,453
Consumer Staples–10.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,416,881
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,229,215
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,387,649
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,066,149
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,259,343
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	4,000,000	4,505,263
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	1,035,508
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	941,304
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	1,200,000	1,176,605
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,771,132
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	3,296,457
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,972,168
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,398,577
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,745,745
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	2,013,091
					30,215,087
Energy–9.8%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	2,257,118
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,074,891
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,400,000	1,360,967
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	949,005
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,845,431
ConocoPhillips (Oil, Gas & Consumable Fuels)	(a)	3.750%	10/01/2027	2,000,000	2,233,679
ConocoPhillips (Oil, Gas & Consumable Fuels)	(a)	2.400%	02/15/2031	1,800,000	1,830,455
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,294,720
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	1,049,489
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	1,061,510
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,234,170
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,169,599
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,408,031
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,255,795
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		4.500%	05/15/2030	600,000	691,566
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,176,887
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	1,034,122
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	1,124,204
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,101,156
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,258,647
					27,411,442
Financials–24.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	2,000,000	2,060,793
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,824,702
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,102,052
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,170,000
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	3,067,826
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	976,743
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	1,035,801

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	$1,500,000	$ 1,554,302
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	2,178,787
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,212,152
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,098,454
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	2,274,378
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	2,127,578
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,835,931
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	2,000,000	1,999,999
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	2,019,602
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,167,340
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	2,213,339
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,098,296
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	2,087,124
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,184,598
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	2,080,716
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,493,846
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,112,107
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,309,343
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,218,114
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,621,580
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	600,000	564,715
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,997,482
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,080,606
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,341,189
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	1,091,869
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,906,620
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	1,072,891
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	2,088,722
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	1,233,112
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,225,286
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,553,151
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,986,869
					69,268,015
Health Care–3.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	1,077,511
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	3,000,000	3,553,359
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,147,520
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	2,111,971
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,200,000	1,253,098
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,712,388
					10,855,847
Industrials–9.3%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	2,043,684
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	2,054,302
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,917,914
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	3,121,806
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,135,785
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	1,300,000	1,283,838
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,463,020
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	1,194,069
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,131,163
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,648,480
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,611,527
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,075,878
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	2,190,000
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	2,067,182
					25,938,648
Information Technology–2.4%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,921,177
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	962,012
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	969,750
VMware, Inc. (Software)		2.200%	08/15/2031	2,800,000	2,737,752
					6,590,691
Materials–8.2%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,138,099

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	$ 900,000	$ 991,913
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,617,441
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	2,011,960
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,448,233
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	3,371,138
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	2,163,777
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	3,341,586
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	1,285,329
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,123,615
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,000,000	2,212,276
					22,705,367
Real Estate–3.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,122,567
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	2,151,568
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,508,714
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	1,094,153
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	1,300,000	1,397,500
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,116,408
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,056,259
					9,447,169
Utilities–8.0%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,170,819
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,514,984
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	2,174,780
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,690,594
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	2,072,429
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	2,444,486
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,193,705
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	1,067,825
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	1,082,483
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	2,106,705
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,117,712
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	991,141
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,690,644
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,008,483
					22,326,790
Total Corporate Bonds (Cost $244,771,125)					$264,613,708

Asset-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Industrials–2.6%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,765,873	$ 1,723,684
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	473,433	466,411
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,839,582	2,805,725
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,260,417	1,255,265
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	961,105	971,616
Total Asset-Backed Securities (Cost $7,300,524)					$7,222,701

U.S. Treasury Obligations–0.4%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.625%	05/15/2031	$1,000,000	$ 1,011,719
Total U.S. Treasury Obligations (Cost $1,000,795)				$1,011,719

Money Market Funds–1.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(c)	5,106,663	$ 5,107,685
Total Money Market Funds (Cost $5,107,703)			$5,107,685
Total Investments – 99.9% (Cost $258,180,147)	(d)		$277,955,813
Other Assets in Excess of Liabilities – 0.1%			285,616
Net Assets – 100.0%			$278,241,429

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.980% at 09/30/2021
QL:	Quarterly U.S. LIBOR Rate, 0.130% at 09/30/2021
SOFR:	Secured Overnight Financing Rate, 0.050% at 09/30/2021
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.083% at 09/30/2021
USSW5:	USD Swap Semi 30/360 5 Year, 1.053% at 09/30/2021

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2021, the value of these securities totaled $23,559,259, or 8.5% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2021.
(c)	Rate represents the seven-day yield at September 30, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–69.5%		Shares	Value
Communication Services–7.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	4,559	$ 12,188,578
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,855	7,609,460
Altice U.S.A., Inc. Class A (Media)	(a)	3,484	72,189
Comcast Corp. Class A (Media)		36,143	2,021,478
Discovery, Inc. Class A (Media)	(a)	19,792	502,321
Discovery, Inc. Class C (Media)	(a)	3,329	80,795
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	20,095	6,820,042
Fox Corp. Class A (Media)		14,421	578,426
Fox Corp. Class B (Media)		1,559	57,870
Live Nation Entertainment, Inc. (Entertainment)	(a)	9,509	866,555
Roku, Inc. (Entertainment)	(a)	4,821	1,510,660
Sirius XM Holdings, Inc. (Media)		229,443	1,399,602
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	1,456	107,555
Spotify Technology SA (Entertainment)	(a)	1,704	383,979
TEGNA, Inc. (Media)		7,035	138,730
Twitter, Inc. (Interactive Media & Svs.)	(a)	6,194	374,056
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	5,142	163,979
Walt Disney Co. / The (Entertainment)	(a)	17,900	3,028,143
Warner Music Group Corp. Class A (Entertainment)		2,518	107,619
Zynga, Inc. Class A (Entertainment)	(a)	224,096	1,687,443
			39,699,480
Consumer Discretionary–8.5%
Advance Auto Parts, Inc. (Specialty Retail)		2,854	596,172
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,819	12,545,568
American Eagle Outfitters, Inc. (Specialty Retail)		25,204	650,263
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,428	3,389,886
BorgWarner, Inc. (Auto Components)		60,885	2,630,841
D.R. Horton, Inc. (Household Durables)		16,341	1,372,154
Dollar General Corp. (Multiline Retail)		365	77,431
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,537	733,088
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	965	200,681
Home Depot, Inc. / The (Specialty Retail)		7,390	2,425,841
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		11,987	293,801
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	354	143,264
McDonald's Corp. (Hotels, Restaurants & Leisure)		10,608	2,557,695
Meritage Homes Corp. (Household Durables)	(a)	964	93,508
National Vision Holdings, Inc. (Specialty Retail)	(a)	11,291	640,990
Penske Automotive Group, Inc. (Specialty Retail)		2,312	232,587
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		639	70,955
Service Corp. International (Diversified Consumer Svs.)		12,360	744,814
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	2,905	122,359
Target Corp. (Multiline Retail)		22,136	5,064,053
Tesla, Inc. (Automobiles)	(a)	9,488	7,357,754
TJX Cos., Inc. / The (Specialty Retail)		15,787	1,041,626
Tractor Supply Co. (Specialty Retail)		3,401	689,077
Whirlpool Corp. (Household Durables)		4,954	1,009,922
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	8,850	750,037
			45,434,367
Consumer Staples–4.3%
Colgate-Palmolive Co. (Household Products)		14,393	1,087,823
Conagra Brands, Inc. (Food Products)		67,181	2,275,420
Costco Wholesale Corp. (Food & Staples Retailing)		13,693	6,152,950
Estee Lauder Cos., Inc. / The Class A (Personal Products)		2,677	802,913
Kellogg Co. (Food Products)		14,458	924,155
McCormick & Co., Inc. (Food Products)		1,914	155,091
Molson Coors Beverage Co. Class B (Beverages)		18,096	839,293
PepsiCo, Inc. (Beverages)		21,036	3,164,025
Procter & Gamble Co. / The (Household Products)		53,515	7,481,397
			22,883,067
Energy–1.5%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		7,745	80,703
Chevron Corp. (Oil, Gas & Consumable Fuels)		10,858	1,101,544
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		48,258	3,873,670

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Phillips 66 (Oil, Gas & Consumable Fuels)		22,454	$ 1,572,453
Schlumberger N.V. (Energy Equip. & Svs.)		55,128	1,633,994
			8,262,364
Financials–8.0%
Ally Financial, Inc. (Consumer Finance)		75,416	3,849,987
American Express Co. (Consumer Finance)		30,244	5,066,777
Bank of America Corp. (Banks)		32,610	1,384,295
Bank of Hawaii Corp. (Banks)		1,150	94,496
Bank of New York Mellon Corp. / The (Capital Markets)		14,801	767,284
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	5,574	1,521,368
Citigroup, Inc. (Banks)		50,295	3,529,703
CME Group, Inc. (Capital Markets)		16,921	3,272,183
Everest RE Group Ltd. (Insurance)		2,195	550,462
First Republic Bank (Banks)		3,351	646,341
JPMorgan Chase & Co. (Banks)		9,032	1,478,448
Marsh & McLennan Cos., Inc. (Insurance)		31,913	4,832,586
MetLife, Inc. (Insurance)		72,811	4,494,623
Morgan Stanley (Capital Markets)		17,703	1,722,679
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		84,158	1,083,113
Radian Group, Inc. (Thrifts & Mortgage Finance)		31,084	706,228
S&P Global, Inc. (Capital Markets)		471	200,123
Stifel Financial Corp. (Capital Markets)		6,462	439,158
Travelers Cos., Inc. / The (Insurance)		13,132	1,996,195
Truist Financial Corp. (Banks)		33,851	1,985,361
Voya Financial, Inc. (Diversified Financial Svs.)		35,619	2,186,650
Willis Towers Watson PLC (Insurance)		3,172	737,363
			42,545,423
Health Care–9.4%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		10,368	1,633,271
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,258	2,167,971
Amgen, Inc. (Biotechnology)		191	40,616
Anthem, Inc. (Health Care Providers & Svs.)		4,196	1,564,269
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	43,501	3,362,192
Bristol-Myers Squibb Co. (Pharmaceuticals)		62,228	3,682,031
Bruker Corp. (Life Sciences Tools & Svs.)		3,075	240,157
Cerner Corp. (Health Care Technology)		22,851	1,611,452
Cigna Corp. (Health Care Providers & Svs.)		3,097	619,896
Danaher Corp. (Health Care Equip. & Supplies)		17,385	5,292,689
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,199	1,202,545
Gilead Sciences, Inc. (Biotechnology)		31,761	2,218,506
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	2,474	182,606
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	7,302	4,541,114
Johnson & Johnson (Pharmaceuticals)		51,843	8,372,644
McKesson Corp. (Health Care Providers & Svs.)		10,903	2,173,840
Moderna, Inc. (Biotechnology)	(a)	2,107	810,900
Pfizer, Inc. (Pharmaceuticals)		30,695	1,320,192
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	13,801	645,749
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	182	110,143
Stryker Corp. (Health Care Equip. & Supplies)		5,572	1,469,448
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		9,131	3,567,847
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,418	1,345,551
Zoetis, Inc. (Pharmaceuticals)		8,427	1,636,018
			49,811,647
Industrials–5.9%
Alaska Air Group, Inc. (Airlines)	(a)	16,222	950,609
Allegion PLC (Building Products)		6,763	893,933
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		26,600	2,314,200
Caterpillar, Inc. (Machinery)		332	63,734
Deere & Co. (Machinery)		1,456	487,862
Equifax, Inc. (Professional Svs.)		11,429	2,896,337
Expeditors International of Washington, Inc. (Air Freight & Logistics)		28,986	3,453,102
Honeywell International, Inc. (Industrial Conglomerates)		19,712	4,184,463
IAA, Inc. (Commercial Svs. & Supplies)	(a)	21,076	1,150,117
IHS Markit Ltd. (Professional Svs.)		3,813	444,672
Landstar System, Inc. (Road & Rail)		6,291	992,846
Lennox International, Inc. (Building Products)		559	164,441
Lockheed Martin Corp. (Aerospace & Defense)		9,058	3,125,916

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Otis Worldwide Corp. (Machinery)		52,852	$ 4,348,663
Ryder System, Inc. (Road & Rail)		31,518	2,606,854
Schneider National, Inc. Class B (Road & Rail)		9,140	207,844
Stanley Black & Decker, Inc. (Machinery)		1,086	190,387
Trane Technologies PLC (Building Products)		17,839	3,079,903
Waste Connections, Inc. (Commercial Svs. & Supplies)		333	41,935
			31,597,818
Information Technology–19.4%
Adobe, Inc. (Software)	(a)	11,071	6,373,796
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	14,185	1,459,637
Analog Devices, Inc. (Semiconductors & Equip.)		2,711	454,038
Apple, Inc. (Tech. Hardware, Storage & Periph.)		161,150	22,802,726
Applied Materials, Inc. (Semiconductors & Equip.)		11,410	1,468,809
Automatic Data Processing, Inc. (IT Svs.)		13,334	2,665,733
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	4,565	474,943
Fidelity National Information Services, Inc. (IT Svs.)		30,983	3,770,011
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		228,793	3,260,300
HubSpot, Inc. (Software)	(a)	1,521	1,028,333
Intel Corp. (Semiconductors & Equip.)		76,235	4,061,801
Intuit, Inc. (Software)		10,304	5,559,111
Juniper Networks, Inc. (Communications Equip.)		14,467	398,132
Lam Research Corp. (Semiconductors & Equip.)		1,321	751,847
Mastercard, Inc. Class A (IT Svs.)		7,304	2,539,455
Microsoft Corp. (Software)		62,363	17,581,377
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		17,820	1,599,523
NVIDIA Corp. (Semiconductors & Equip.)		31,389	6,502,545
Okta, Inc. (IT Svs.)	(a)	2,688	637,970
PagerDuty, Inc. (Software)	(a)	2,160	89,467
PayPal Holdings, Inc. (IT Svs.)	(a)	7,327	1,906,559
QUALCOMM, Inc. (Semiconductors & Equip.)		3,791	488,963
ServiceNow, Inc. (Software)	(a)	4,827	3,003,697
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	2,016	282,563
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,219	398,821
Toast, Inc. Class A (IT Svs.)	(a)	2,815	140,609
Twilio, Inc. Class A (IT Svs.)	(a)	808	257,792
Visa, Inc. (IT Svs.)		35,294	7,861,739
VMware, Inc. Class A (Software)	(a)	15,494	2,303,958
Workday, Inc. Class A (Software)	(a)	11,344	2,834,752
Xilinx, Inc. (Semiconductors & Equip.)		2,503	377,928
			103,336,935
Materials–1.4%
Avery Dennison Corp. (Containers & Packaging)		823	170,534
Ecolab, Inc. (Chemicals)		5,533	1,154,294
LyondellBasell Industries N.V. Class A (Chemicals)		3,651	342,646
Martin Marietta Materials, Inc. (Construction Materials)		1,417	484,161
Reliance Steel & Aluminum Co. (Metals & Mining)		9,706	1,382,329
Sherwin-Williams Co. / The (Chemicals)		9,506	2,659,113
Vulcan Materials Co. (Construction Materials)		7,588	1,283,586
			7,476,663
Real Estate–1.5%
Camden Property Trust (Equity REIT)		1,597	235,510
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	2,422	235,806
Crown Castle International Corp. (Equity REIT)		931	161,361
Life Storage, Inc. (Equity REIT)		10,984	1,260,304
Prologis, Inc. (Equity REIT)		39,553	4,961,133
VICI Properties, Inc. (Equity REIT)		31,530	895,767
			7,749,881
Utilities–2.1%
CMS Energy Corp. (Multi-Utilities)		4,247	253,673
Consolidated Edison, Inc. (Multi-Utilities)		52,583	3,817,000
DTE Energy Co. (Multi-Utilities)		22,662	2,531,572
NextEra Energy, Inc. (Electric Utilities)		12,957	1,017,384
NiSource, Inc. (Multi-Utilities)		2,404	58,249
OGE Energy Corp. (Electric Utilities)		72,756	2,398,038

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Southern Co. / The (Electric Utilities)	7,697	$ 476,983
UGI Corp. (Gas Utilities)	10,438	444,867
		10,997,766
Total Common Stocks (Cost $320,392,648)		$369,795,411

Corporate Bonds–27.7%		Rate	Maturity	Face Amount	Value
Communication Services–2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,213,576
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,200,000	1,168,348
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	2,111,596
Lamar Media Corp. (Media)		4.875%	01/15/2029	800,000	848,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	1,454,345
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	202,393
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,324,994
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,190,709
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,184,275
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	932,146
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	750,000	835,436
					12,465,818
Consumer Discretionary–2.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,180,760
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	172,157
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,947,406
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,133,680
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	2,209,119
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	1,073,093
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	975,129
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	2,070,030
					10,761,374
Consumer Staples–3.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,416,881
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,066,149
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,129,671
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,252,632
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	2,071,016
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	800,000	784,403
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	2,059,084
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,180,754
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	1,098,819
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	932,385
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,098,298
					16,090,092
Energy–2.7%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	1,091,376
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,074,891
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	600,000	583,272
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,230,288
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	3.750%	10/01/2027	1,000,000	1,116,839
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	2.400%	02/15/2031	1,200,000	1,220,303
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,147,360
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	116,610
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	117,946
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,234,170
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	938,687
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		4.500%	05/15/2030	400,000	461,044
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,765,331
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	1,034,122
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,101,156
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	125,865
					14,359,260
Financials–6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	1,000,000	1,030,397
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	1,080,480
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	169,482
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,102,052

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	$ 200,000	$ 219,130
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	500,000	517,901
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	1,036,202
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	1,089,394
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	1,116,242
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	1,051,387
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	2,019,670
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	1,042,817
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	265,947
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	203,992
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	2,029,400
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	3,000,000	2,990,819
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,083,670
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	231,903
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,092,299
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	1,040,358
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,112,108
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,546,639
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,109,057
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	2,221,454
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	400,000	376,477
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	998,741
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,080,606
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,613,425
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	953,310
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,609,336
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	822,074
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,553,151
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	220,763
					36,630,683
Health Care–1.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	1,077,511
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	2,368,906
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,295,040
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	800,000	835,398
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,141,592
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	2,275,798
					9,994,245
Industrials–2.0%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	1,021,842
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	2,054,302
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,560,903
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	126,198
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,231,510
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	796,046
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	113,116
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	115,109
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	1,057,240
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	109,500
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	229,687
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	2,058,916
					10,474,369
Information Technology–1.4%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	960,588
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	169,767
HP, Inc. (Tech. Hardware, Storage & Periph.)	(b)	2.650%	06/17/2031	3,000,000	2,970,284
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,383,923

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	$ 100,000	$ 107,750
VMware, Inc. (Software)		2.200%	08/15/2031	1,200,000	1,173,322
					7,765,634
Materials–1.7%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	110,212
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,617,441
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	3,000,000	3,017,940
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,149,411
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	1,123,713
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	113,883
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	800,000	856,886
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	1,000,000	1,106,138
					9,095,624
Real Estate–1.0%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,122,567
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	2,099,968
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	107,765
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(b)	4.625%	12/01/2029	700,000	752,500
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,056,259
					5,139,059
Utilities–2.8%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,170,819
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	1,121,380
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	1,045,157
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	1,087,390
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	120,757
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	109,075
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,647,927
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	1,222,243
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,193,705
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,601,737
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	1,034,763
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	234,078
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	1,058,856
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	110,127
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	1,127,096
					14,885,110
Total Corporate Bonds (Cost $141,311,594)					$147,661,268

Asset-Backed Securities–0.6%	Rate	Maturity	Face Amount	Value
Industrials–0.6%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,893,055	$ 1,870,484
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	140,046	139,474
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	961,105	971,616
Total Asset-Backed Securities (Cost $2,994,206)				$2,981,574

U.S. Treasury Obligations–0.4%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.625%	05/15/2026	$2,000,000	$ 2,062,656
Total U.S. Treasury Obligations (Cost $2,068,730)				$2,062,656

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(d)	7,581,309	$ 7,582,825
Total Money Market Funds (Cost $7,582,825)			$7,582,825
Total Investments – 99.6% (Cost $474,350,003)	(e)		$530,083,734
Other Assets in Excess of Liabilities – 0.4%	(f)		2,257,836
Net Assets – 100.0%			$532,341,570

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.980% at 09/30/2021
SOFR:	Secured Overnight Financing Rate, 0.050% at 09/30/2021
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.083% at 09/30/2021
USSW5:	USD Swap Semi 30/360 5 Year, 1.053% at 09/30/2021

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2021, the value of these securities totaled $11,526,993, or 2.2% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2021.
(d)	Rate represents the seven-day yield at September 30, 2021.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $299,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	December 17, 2021	$5,768,953	$5,587,075	$(181,878)	$(67,600)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–96.0%		Shares	Value
Japan–21.4%
Advantest Corp. (Information Technology)	(a)	11,900	$ 1,060,403
Ajinomoto Co., Inc. (Consumer Staples)	(a)	900	26,595
Amada Co. Ltd. (Industrials)	(a)	89,700	925,262
Asahi Kasei Corp. (Materials)	(a)	114,700	1,229,133
Bridgestone Corp. (Consumer Discretionary)	(a)	82,300	3,893,711
Calbee, Inc. (Consumer Staples)	(a)	36,700	893,141
Canon Marketing Japan, Inc. (Information Technology)	(a)	2,800	65,026
Canon, Inc. (Information Technology)	(a)	141,700	3,467,123
Casio Computer Co. Ltd. (Consumer Discretionary)	(a)	21,100	349,334
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	21,700	794,087
Chugoku Electric Power Co., Inc. / The (Utilities)	(a)	7,700	70,238
COMSYS Holdings Corp. (Industrials)	(a)	2,100	55,396
CyberAgent, Inc. (Communication Services)	(a)	51,600	995,492
Daikin Industries Ltd. (Industrials)	(a)	12,300	2,681,871
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	17,300	2,029,424
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	1,119	37,302
Disco Corp. (Information Technology)	(a)	4,000	1,120,350
DMG Mori Co. Ltd. (Industrials)	(a)	9,900	184,783
Ebara Corp. (Industrials)	(a)	1,300	63,938
FANUC Corp. (Industrials)	(a)	17,900	3,924,787
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	1,500	1,106,273
Fuji Oil Holdings, Inc. (Consumer Staples)	(a)	35,200	825,528
Hikari Tsushin, Inc. (Consumer Discretionary)	(a)	3,700	625,370
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	77,600	2,385,719
Hoya Corp. (Health Care)	(a)	8,000	1,248,150
Hulic Co. Ltd. (Real Estate)	(a)	11,000	122,501
Inpex Corp. (Energy)	(a)	30,600	238,262
ITOCHU Corp. (Industrials)	(a)	28,100	818,440
Japan Post Holdings Co. Ltd. (Financials)	(a)	106,500	895,204
Japan Tobacco, Inc. (Consumer Staples)	(a)	241,800	4,737,891
KDDI Corp. (Communication Services)	(a)	82,100	2,702,987
Keyence Corp. (Information Technology)	(a)	5,900	3,521,539
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	48,400	898,298
Komatsu Ltd. (Industrials)	(a)	16,600	397,544
Kuraray Co. Ltd. (Materials)	(a)	5,100	49,006
Lawson, Inc. (Consumer Staples)	(a)	12,200	599,292
Lion Corp. (Consumer Staples)	(a)	15,600	252,318
M3, Inc. (Health Care)	(a)	1,000	71,268
Marubeni Corp. (Industrials)	(a)	56,800	469,919
Mitsubishi HC Capital, Inc. (Financials)	(a)	147,200	769,692
Mitsubishi Heavy Industries Ltd. (Industrials)	(a)	1,700	45,550
Mitsubishi Materials Corp. (Materials)	(a)	45,400	883,034
Mitsui Mining & Smelting Co. Ltd. (Materials)	(a)	6,700	185,986
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	76,800	2,568,707
NEC Corp. (Information Technology)	(a)	14,000	758,674
NGK Spark Plug Co. Ltd. (Consumer Discretionary)	(a)	25,400	395,193
NH Foods Ltd. (Consumer Staples)	(a)	900	33,988
Nihon M&A Center Holdings, Inc. (Industrials)	(a)	6,700	196,741
Nikon Corp. (Consumer Discretionary)	(a)	14,600	162,109
Nintendo Co. Ltd. (Communication Services)	(a)	1,400	669,036
Nippon Paint Holdings Co. Ltd. (Materials)	(a)	19,700	214,536
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	47,300	1,310,643
Nippon Yusen KK (Industrials)	(a)	400	29,971
Common Stocks (Continued)		Shares	Value
Japan (continued)
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	3,400	$ 88,395
Obic Co. Ltd. (Information Technology)	(a)	4,400	836,695
Olympus Corp. (Health Care)	(a)	39,800	871,142
Omron Corp. (Information Technology)	(a)	13,700	1,355,650
Otsuka Corp. (Information Technology)	(a)	1,200	61,707
Recruit Holdings Co. Ltd. (Industrials)	(a)	53,800	3,288,569
Relo Group, Inc. (Real Estate)	(a)	10,300	212,584
Sanwa Holdings Corp. (Industrials)	(a)	2,100	27,302
Secom Co. Ltd. (Industrials)	(a)	2,000	144,656
Seiko Epson Corp. (Information Technology)	(a)	1,400	28,266
Sekisui House Ltd. (Consumer Discretionary)	(a)	106,000	2,219,741
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	4,700	793,213
SMC Corp. (Industrials)	(a)	700	436,737
SoftBank Corp. (Communication Services)	(a)	83,200	1,128,590
SoftBank Group Corp. (Communication Services)	(a)	35,000	2,022,485
Sony Group Corp. (Consumer Discretionary)	(a)	8,900	988,066
Subaru Corp. (Consumer Discretionary)	(a)	85,500	1,580,016
Sumitomo Chemical Co. Ltd. (Materials)	(a)	822,900	4,271,057
Sumitomo Corp. (Industrials)	(a)	252,000	3,549,905
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	143,900	5,062,311
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	114,900	1,457,809
Sundrug Co. Ltd. (Consumer Staples)	(a)	1,700	51,857
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	18,600	771,069
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	97,502	3,215,886
TDK Corp. (Information Technology)	(a)	3,000	108,188
Terumo Corp. (Health Care)	(a)	77,300	3,649,978
Tokio Marine Holdings, Inc. (Financials)	(a)	35,200	1,886,896
Tokyo Electron Ltd. (Information Technology)	(a)	12,300	5,433,875
Tokyo Gas Co. Ltd. (Utilities)	(a)	13,500	251,198
Toray Industries, Inc. (Materials)	(a)	13,600	86,417
Toshiba Corp. (Industrials)	(a)	12,000	505,093
Toyota Motor Corp. (Consumer Discretionary)	(a)	102,600	1,828,064
Trend Micro, Inc. (Information Technology)	(a)	18,300	1,019,092
Unicharm Corp. (Consumer Staples)	(a)	17,300	766,598
Yamada Holdings Co. Ltd. (Consumer Discretionary)	(a)	43,900	184,361
Yamaha Motor Co. Ltd. (Consumer Discretionary)	(a)	54,200	1,508,919
Yamazaki Baking Co. Ltd. (Consumer Staples)	(a)	14,100	245,209
Yaskawa Electric Corp. (Industrials)	(a)	6,000	288,111
			106,282,472
France–12.1%
Amundi SA (Financials)	(a)	14,854	1,249,323
AXA SA (Financials)	(a)	64,750	1,794,433
BNP Paribas SA (Financials)	(a)	85,781	5,488,326
Casino Guichard Perrachon SA (Consumer Staples)	(a)(b)	1,446	38,862
Cie de Saint-Gobain (Industrials)	(a)	2,057	138,430
CNP Assurances (Financials)	(a)	65,019	1,026,203
Credit Agricole SA (Financials)	(a)	46,401	637,802
Dassault Systemes SE (Information Technology)	(a)	90,035	4,738,138
Electricite de France SA (Utilities)	(a)	208,160	2,615,768
Engie SA (Utilities)	(a)	227,507	2,976,518
Hermes International (Consumer Discretionary)	(a)	2,382	3,286,527
Kering SA (Consumer Discretionary)	(a)	5,511	3,914,246

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
France (continued)
Klepierre SA (Real Estate)	(a)	20,753	$ 464,109
Legrand SA (Industrials)	(a)	10,353	1,109,320
L'Oreal SA (Consumer Staples)	(a)	16,515	6,833,973
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	11,608	8,314,388
Publicis Groupe SA (Communication Services)	(a)	4,194	281,744
Rubis SCA (Utilities)	(a)	49,977	1,727,686
Sanofi (Health Care)	(a)	3,145	302,750
Schneider Electric SE (Industrials)	(a)	34,200	5,696,142
Societe Generale SA (Financials)	(a)	46,141	1,444,898
Sodexo SA (Consumer Discretionary)	(a)(b)	6,995	611,332
Teleperformance (Industrials)	(a)	1,871	735,929
TotalEnergies SE (Energy)	(a)	78,593	3,756,584
Unibail-Rodamco-Westfield (Real Estate)	(a)(b)	5,421	398,989
Valeo SA (Consumer Discretionary)	(a)	14,809	413,287
Wendel SE (Financials)	(a)	382	52,783
			60,048,490
United Kingdom–11.4%
3i Group PLC (Financials)	(a)	10,447	179,445
Anglo American PLC (Materials)	(a)	33,840	1,186,046
Associated British Foods PLC (Consumer Staples)	(a)	38,561	959,888
AstraZeneca PLC (Health Care)	(a)	50,738	6,114,829
Auto Trader Group PLC (Communication Services)	(a)	6,098	48,090
Barratt Developments PLC (Consumer Discretionary)	(a)	10,830	95,735
Bellway PLC (Consumer Discretionary)	(a)	7,746	341,650
BP PLC (Energy)	(a)	543,781	2,476,842
British American Tobacco PLC (Consumer Staples)	(a)	163,175	5,703,703
Burberry Group PLC (Consumer Discretionary)	(a)	24,710	601,358
CNH Industrial N.V. (Industrials)	(a)	29,452	495,060
Compass Group PLC (Consumer Discretionary)	(a)(b)	17,200	351,760
Croda International PLC (Materials)	(a)	5,210	596,947
Diageo PLC (Consumer Staples)	(a)	135,421	6,556,409
GlaxoSmithKline PLC (Health Care)	(a)	81,182	1,532,162
Greggs PLC (Consumer Discretionary)	(a)	17,242	679,841
HomeServe PLC (Industrials)	(c)	60,264	734,452
HSBC Holdings PLC (Financials)	(a)	780,877	4,082,954
IG Group Holdings PLC (Financials)	(a)	36,368	393,001
International Consolidated Airlines Group SA (Industrials)	(a)(b)	296,268	707,345
ITV PLC (Communication Services)	(a)(b)	845,977	1,209,892
JD Sports Fashion PLC (Consumer Discretionary)	(a)	9,517	133,747
John Wood Group PLC (Energy)	(a)(b)	19,314	59,667
Kingfisher PLC (Consumer Discretionary)	(a)	138,137	623,533
Lloyds Banking Group PLC (Financials)	(a)	3,759,444	2,339,956
Micro Focus International PLC (Information Technology)	(a)	269,037	1,479,791
Next PLC (Consumer Discretionary)	(a)	4,650	511,504
Phoenix Group Holdings PLC (Financials)	(a)	9,639	83,331
Prudential PLC (Financials)	(a)	68,872	1,336,489
Redrow PLC (Consumer Discretionary)	(a)	38,081	341,980
RELX PLC (Industrials)	(a)	73,604	2,118,782
Rightmove PLC (Communication Services)	(a)	215,244	1,977,496
Rio Tinto PLC (Materials)	(a)	8,128	532,808
Royal Mail PLC (Industrials)	(a)	9,739	55,077
Smith & Nephew PLC (Health Care)	(a)	42,925	739,505
Smiths Group PLC (Industrials)	(a)	49,129	947,344
SSE PLC (Utilities)	(a)	28,836	607,146
Standard Chartered PLC (Financials)	(a)	254,151	1,485,710
Tesco PLC (Consumer Staples)	(a)	635,103	2,162,928
Unilever PLC (Consumer Staples)	(a)	47,915	2,594,038
Unilever PLC (Consumer Staples)	(a)	9,502	513,261
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
WH Smith PLC (Consumer Discretionary)	(a)(b)	3,337	$ 76,631
Whitbread PLC (Consumer Discretionary)	(a)(b)	18,267	812,206
Wm Morrison Supermarkets PLC (Consumer Staples)	(c)	69,450	275,584
WPP PLC (Communication Services)	(a)	5,923	79,354
			56,935,277
Switzerland–9.2%
ABB Ltd. (Industrials)	(a)	103,305	3,455,740
Adecco Group AG (Industrials)	(a)	35,396	1,773,542
Banque Cantonale Vaudoise (Financials)	(a)	6,195	471,024
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	40,701	4,219,964
Clariant AG (Materials)	(a)	2,072	38,892
Dufry AG (Consumer Discretionary)	(a)(b)	4,170	234,255
Givaudan SA (Materials)	(a)	1,128	5,142,653
Glencore PLC (Materials)	(a)	8,880	41,772
Holcim Ltd. (Materials)	(a)	13,158	634,018
IWG PLC (Real Estate)	(a)(b)	101,190	396,192
Nestle SA (Consumer Staples)	(a)	65,261	7,863,299
Novartis AG (Health Care)	(a)	111,922	9,177,509
Roche Holding AG (Health Care)	(a)	17,068	6,229,304
Sika AG (Materials)	(a)	14,168	4,479,539
Temenos AG (Information Technology)	(a)	13,208	1,792,148
			45,949,851
Germany–8.7%
adidas AG (Consumer Discretionary)	(a)	3,859	1,212,716
Allianz SE (Financials)	(a)	15,094	3,381,744
Auto1 Group SE (Consumer Discretionary)	(b)(c)	2,752	100,638
Bayer AG (Health Care)	(a)	17,864	969,577
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	18,897	1,794,817
Covestro AG (Materials)	(a)	3,320	226,261
Deutsche Boerse AG (Financials)	(a)	13,058	2,118,877
Deutsche Lufthansa AG (Industrials)	(a)(b)	4,648	31,712
Deutsche Post AG (Industrials)	(a)	87,858	5,509,555
DWS Group GmbH & Co. KGaA (Financials)	(a)	8,748	367,451
Evonik Industries AG (Materials)	(a)	126,895	3,979,071
Freenet AG (Communication Services)	(a)	5,175	135,403
Fresenius Medical Care AG & Co. KGaA (Health Care)	(a)	12,800	897,847
GEA Group AG (Industrials)	(a)	1,585	72,386
Hella GmbH & Co. KGaA (Consumer Discretionary)	(a)	2	139
HelloFresh SE (Consumer Discretionary)	(a)(b)	2,091	192,721
HOCHTIEF AG (Industrials)	(a)	2,890	230,410
HUGO BOSS AG (Consumer Discretionary)	(a)	802	48,040
MorphoSys AG (Health Care)	(a)(b)	1,690	79,998
MTU Aero Engines AG (Industrials)	(a)	5,898	1,325,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	598	163,176
Nemetschek SE (Information Technology)	(a)	212	22,143
ProSiebenSat.1 Media SE (Communication Services)	(a)	15,919	290,844
Rheinmetall AG (Industrials)	(a)	7,651	747,337
SAP SE (Information Technology)	(a)	58,618	7,926,861
Scout24 AG (Communication Services)	(a)	14,990	1,038,246
Siemens AG (Industrials)	(a)	45,114	7,378,440
Symrise AG (Materials)	(a)	6,964	912,779
Volkswagen AG (Consumer Discretionary)	(a)	185	57,055
Zalando SE (Consumer Discretionary)	(a)(b)	21,956	2,002,420
			43,214,662
Australia–5.9%
AGL Energy Ltd. (Utilities)	(a)	74,145	306,195
Alumina Ltd. (Materials)	(a)	42,258	62,918
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	3,483	115,832

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Australia (continued)
ASX Ltd. (Financials)	(a)	14,406	$ 831,741
Aurizon Holdings Ltd. (Industrials)	(a)	383,067	1,037,130
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	96,592	1,939,813
BHP Group Ltd. (Materials)	(a)	103,916	2,775,372
BHP Group PLC (Materials)	(a)	23,809	599,852
Brambles Ltd. (Industrials)	(a)	62,677	481,952
Challenger Ltd. (Financials)	(a)	40,524	180,323
Charter Hall Group (Real Estate)	(a)	2,926	35,379
Coles Group Ltd. (Consumer Staples)	(a)	5,482	66,590
Commonwealth Bank of Australia (Financials)	(a)	10,060	746,556
CSL Ltd. (Health Care)	(a)	11,989	2,504,875
Goodman Group (Real Estate)	(a)	176,067	2,709,155
Harvey Norman Holdings Ltd. (Consumer Discretionary)	(a)	50,096	179,643
IOOF Holdings Ltd. (Financials)	(a)	96,529	294,661
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	28,099	913,628
Macquarie Group Ltd. (Financials)	(a)	7,910	1,021,942
Medibank Pvt. Ltd. (Financials)	(a)	1,574,059	4,018,914
Mineral Resources Ltd. (Materials)	(a)	19,983	634,182
Platinum Asset Management Ltd. (Financials)	(a)	12,664	31,778
QBE Insurance Group Ltd. (Financials)	(a)	11,885	97,911
REA Group Ltd. (Communication Services)	(a)	27,203	3,063,893
Scentre Group (Real Estate)	(a)	1,319,609	2,808,606
South32 Ltd. (Materials)	(a)	270,852	672,128
Stockland (Real Estate)	(a)	144,980	459,756
Westpac Banking Corp. (Financials)	(a)	10,629	196,567
WiseTech Global Ltd. (Information Technology)	(a)	16,150	612,460
Woodside Petroleum Ltd. (Energy)	(a)	3,015	51,554
Worley Ltd. (Energy)	(a)	11,353	79,869
			29,531,175
Netherlands–5.4%
ABN AMRO Bank N.V. (Financials)	(a)	3,991	57,580
Adyen N.V. (Information Technology)	(a)(b)	788	2,202,745
Argenx SE (Health Care)	(a)(b)	521	157,437
ASML Holding N.V. (Information Technology)	(a)	8,449	6,311,895
ASR Nederland N.V. (Financials)	(a)	19,878	909,326
EXOR N.V. (Financials)	(a)	5,460	458,188
Just Eat Takeaway.com N.V. (Consumer Discretionary)	(a)(b)	2,137	156,138
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	118,483	3,945,263
Koninklijke KPN N.V. (Communication Services)	(a)	58,541	184,214
PostNL N.V. (Industrials)	(a)	243,763	1,176,167
Randstad N.V. (Industrials)	(a)	44,439	2,991,947
Royal Dutch Shell PLC Class A (Energy)	(a)	189,244	4,208,630
Royal Dutch Shell PLC Class B (Energy)	(a)	79,913	1,770,601
Stellantis N.V. (Consumer Discretionary)	(a)	48,043	914,312
Wolters Kluwer N.V. (Industrials)	(a)	13,015	1,379,545
			26,823,988
Sweden–3.9%
Assa Abloy AB Class B (Industrials)	(a)	152,168	4,413,877
Atlas Copco AB Class A (Industrials)	(a)	50,962	3,077,373
Atlas Copco AB Class B (Industrials)	(a)	7,993	406,257
Boliden AB (Materials)	(a)	11,167	357,572
Electrolux AB Class B (Consumer Discretionary)	(a)(b)	6,715	155,141
Elekta AB Class B (Health Care)	(a)	108,648	1,216,752
Evolution AB (Consumer Discretionary)	(a)	3,411	516,559
H & M Hennes & Mauritz AB Class B (Consumer Discretionary)	(a)(b)	14,237	288,180
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Hexagon AB Class B (Information Technology)	(a)	29,265	$ 452,671
Husqvarna AB Class B (Consumer Discretionary)	(a)	81,237	970,460
Indutrade AB (Industrials)	(a)	6,812	189,430
Investor AB Class B (Financials)	(a)	62,731	1,348,991
Kinnevik AB Class B (Financials)	(a)(b)	3,352	117,837
L E Lundbergforetagen AB Class B (Financials)	(a)	6,113	335,470
Lifco AB Class B (Industrials)	(a)	2,039	54,766
Lundin Energy AB (Energy)	(a)	19,270	715,325
Saab AB Class B (Industrials)	(a)	86,632	2,452,516
SKF AB (Industrials)	(a)	25,682	605,612
Swedish Match AB (Consumer Staples)	(c)	158,112	1,384,546
Tele2 AB Class B (Communication Services)	(a)	17,648	261,309
Telia Co. AB (Communication Services)	(a)	7,464	30,705
			19,351,349
Finland–3.2%
Kesko Oyj Class B (Consumer Staples)	(a)	34,153	1,178,053
Kone Oyj Class B (Industrials)	(a)	65,086	4,572,184
Nokia Oyj (Information Technology)	(a)(b)	499,979	2,757,536
Nordea Bank Abp (Financials)	(a)	370,541	4,774,893
UPM-Kymmene Oyj (Materials)	(a)	64,020	2,265,937
Valmet Oyj (Industrials)	(a)	4,207	151,890
			15,700,493
Denmark–2.9%
AP Moller - Maersk A/S Class B (Industrials)	(a)	345	933,945
AP Moller - Maersk A/S Class A (Industrials)	(a)	56	144,314
Carlsberg AS Class B (Consumer Staples)	(a)	2,885	470,668
Coloplast A/S Class B (Health Care)	(a)	24,574	3,842,451
Genmab A/S (Health Care)	(a)(b)	2,002	874,717
Novo Nordisk A/S Class B (Health Care)	(a)	77,449	7,465,270
Novozymes A/S (Materials)	(a)	3,933	269,612
SimCorp A/S (Information Technology)	(a)	3,794	448,276
			14,449,253
Hong Kong–2.3%
AIA Group Ltd. (Financials)	(a)	631,000	7,259,277
BOC Hong Kong Holdings Ltd. (Financials)	(a)	57,500	173,272
Kerry Properties Ltd. (Real Estate)	(a)	278,000	731,267
Link REIT (Real Estate)	(a)	8,200	70,219
NWS Holdings Ltd. (Industrials)	(a)	68,000	62,594
Swire Properties Ltd. (Real Estate)	(a)	388,800	971,307
Techtronic Industries Co. Ltd. (Industrials)	(a)	104,000	2,055,201
			11,323,137
Ireland–1.6%
AIB Group PLC (Financials)	(a)(b)	13,753	37,435
Bank of Ireland Group PLC (Financials)	(a)(b)	39,321	233,205
Experian PLC (Industrials)	(a)	68,729	2,879,067
Flutter Entertainment PLC (Consumer Discretionary)	(a)(b)	6,930	1,374,439
James Hardie Industries PLC (Materials)	(a)	80,039	2,839,078
Kerry Group PLC Class A (Consumer Staples)	(c)	366	49,179
Kingspan Group PLC (Industrials)	(a)	7,768	774,852
			8,187,255
Israel–1.6%
Bank Hapoalim BM (Financials)	(a)	347,108	3,048,864
Israel Discount Bank Ltd. Class A (Financials)	(a)(b)	120,235	634,700

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Israel (continued)
Nice Ltd. (Information Technology)	(a)(b)	12,550	$ 3,553,681
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(b)	93,879	920,837
			8,158,082
Italy–1.5%
Amplifon SpA (Health Care)	(a)	16,369	777,945
Banca Mediolanum SpA (Financials)	(a)	7,759	83,550
BPER Banca (Financials)	(a)	93,811	208,832
Hera SpA (Utilities)	(a)	59,133	241,087
Interpump Group SpA (Industrials)	(a)	93	5,994
Intesa Sanpaolo SpA (Financials)	(a)	1,014,404	2,871,761
Italgas SpA (Utilities)	(a)	50,760	324,571
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)(b)	174,655	2,101,277
Pirelli & C SpA (Consumer Discretionary)	(a)	26,357	154,195
Poste Italiane SpA (Financials)	(a)	8,048	110,514
PRADA SpA (Consumer Discretionary)	(a)	42,700	233,184
Telecom Italia SpA (Communication Services)	(a)	233,988	91,492
			7,204,402
Spain–1.2%
Acciona SA (Utilities)	(a)	5,246	872,115
Amadeus IT Group SA (Information Technology)	(a)(b)	3,731	245,395
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	166,792	1,100,928
Banco Santander SA (Financials)	(a)	23,175	83,948
Bankinter SA (Financials)	(a)	4,976	29,115
Fluidra SA (Industrials)	(a)	8,064	319,679
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	71,882	2,644,951
Repsol SA (Energy)	(a)	30,091	392,794
Telefonica SA (Communication Services)	(a)	27,296	128,089
			5,817,014
Norway–1.0%
DNB Bank ASA (Financials)	(a)	52,009	1,182,408
Equinor ASA (Energy)	(a)	133,234	3,388,249
Norsk Hydro ASA (Materials)	(a)	42,122	314,398
Telenor ASA (Communication Services)	(a)	8,793	148,004
			5,033,059
Belgium–0.7%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	19,853	1,126,010
Galapagos N.V. (Health Care)	(a)(b)	1,283	67,314
Groupe Bruxelles Lambert SA (Financials)	(a)	14,340	1,577,337
Proximus SADP (Communication Services)	(a)	6,420	127,402
Solvay SA (Materials)	(a)	1,904	236,186
Telenet Group Holding N.V. (Communication Services)	(a)	8,556	326,684
Warehouses De Pauw CVA (Real Estate)	(a)	731	29,619
			3,490,552
New Zealand–0.5%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	79,974	1,759,082
Common Stocks (Continued)		Shares	Value
New Zealand (continued)
Spark New Zealand Ltd. (Communication Services)	(a)	131,363	$ 432,167
Xero Ltd. (Information Technology)	(a)(b)	5,079	498,395
			2,689,644
Singapore–0.5%
Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	(a)	138,100	1,958,723
United Overseas Bank Ltd. (Financials)	(a)	33,600	635,631
			2,594,354
Austria–0.5%
ANDRITZ AG (Industrials)	(a)	13,862	759,717
Erste Group Bank AG (Financials)	(a)	26,489	1,163,110
Raiffeisen Bank International AG (Financials)	(a)	24,120	630,846
			2,553,673
Portugal–0.3%
Galp Energia SGPS SA (Energy)	(a)	93,462	1,061,540
Jeronimo Martins SGPS SA (Consumer Staples)	(c)	17,670	352,255
			1,413,795
Luxembourg–0.2%
Aroundtown SA (Real Estate)	(a)	37,152	255,936
RTL Group SA (Communication Services)	(a)	11,397	676,750
Tenaris SA (Energy)	(a)	15,959	167,874
			1,100,560
United States–0.0%
Jackson Financial, Inc. Class A (Financials)	(b)	2,275	59,150
Total Common Stocks (Cost $466,412,854)			$477,911,687

Preferred Securities–0.6%		Rate	Quantity	Value
Germany–0.6%
Fuchs Petrolub SE (Materials)	(c)	2.453% (d)	997	$ 46,680
Henkel AG & Co. KGaA (Consumer Staples)	(a)	2.303% (d)	4,515	417,676
Sartorius AG (Health Care)	(a)	0.129% (d)	2,004	1,275,764
Volkswagen AG (Consumer Discretionary)	(a)	2.513% (d)	4,669	1,040,732
				2,780,852
Total Preferred Securities (Cost $2,794,225)				$2,780,852

Money Market Funds–2.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(e)	11,034,057	$ 11,036,263
Total Money Market Funds (Cost $11,036,263)			$11,036,263
Total Investments – 98.8% (Cost $480,243,342)	(f)		$491,728,802
Other Assets in Excess of Liabilities – 1.2%	(g)		6,070,700
Net Assets – 100.0%			$497,799,502

Percentages are stated as a percent of net assets.

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $477,690,055 or 96.0% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $2,943,334 or 0.6% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(e)	Rate represents the seven-day yield at September 30, 2021.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $666,490 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	100	December 17, 2021	$11,712,922	$11,335,000	$(377,922)	$(39,170)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.1%		Shares	Value
Communication Services–18.1%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,283	$ 6,084,903
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	19,390	6,580,772
Match Group, Inc. (Interactive Media & Svs.)	(a)	15,975	2,507,915
Netflix, Inc. (Entertainment)	(a)	6,677	4,075,240
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	86,256	6,371,731
Walt Disney Co. / The (Entertainment)	(a)	23,821	4,029,799
			29,650,360
Consumer Discretionary–13.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,950	9,690,868
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,593	3,781,575
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	15,462	1,736,074
Farfetch Ltd. Class A (Internet & Direct Marketing Retail)	(a)	29,829	1,117,991
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	4,045	2,897,286
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,014	2,035,253
			21,259,047
Financials–1.5%
Altimeter Growth Corp. Class A (Capital Markets)	(a)	54,970	561,793
OneMain Holdings, Inc. (Consumer Finance)		35,979	1,990,718
			2,552,511
Health Care–15.5%
Accolade, Inc. (Health Care Providers & Svs.)	(a)	18,137	764,837
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,812	4,532,909
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	6,791	1,082,417
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	106,338	4,614,006
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,941	2,455,475
Danaher Corp. (Health Care Equip. & Supplies)		19,410	5,909,180
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	8,431	4,610,577
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	14,446	1,385,516
			25,354,917
Industrials–6.3%
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	108,031	2,831,493
CoStar Group, Inc. (Professional Svs.)	(a)	38,277	3,294,119
Howmet Aerospace, Inc. (Aerospace & Defense)		84,555	2,638,116
L3Harris Technologies, Inc. (Aerospace & Defense)		7,527	1,657,746
			10,421,474
Common Stocks (Continued)		Shares	Value
Information Technology–36.2%
Adobe, Inc. (Software)	(a)	7,980	$ 4,594,246
Apple, Inc. (Tech. Hardware, Storage & Periph.)		45,068	6,377,122
ASML Holding N.V. (Semiconductors & Equip.)		6,750	5,029,492
Atlassian Corp. PLC Class A (Software)	(a)	6,226	2,436,981
Dlocal Ltd. (IT Svs.)	(a)	17,883	975,696
Mastercard, Inc. Class A (IT Svs.)		24,551	8,535,892
Microsoft Corp. (Software)		51,763	14,593,025
NVIDIA Corp. (Semiconductors & Equip.)		27,120	5,618,179
Texas Instruments, Inc. (Semiconductors & Equip.)		26,006	4,998,613
Twilio, Inc. Class A (IT Svs.)	(a)	8,623	2,751,168
Wix.com Ltd. (IT Svs.)	(a)	7,073	1,386,096
Workday, Inc. Class A (Software)	(a)	7,838	1,958,638
			59,255,148
Materials–5.0%
Crown Holdings, Inc. (Containers & Packaging)		41,522	4,184,587
Sherwin-Williams Co. / The (Chemicals)		14,343	4,012,168
			8,196,755
Real Estate–2.5%
American Tower Corp. (Equity REIT)		15,327	4,067,939
Total Common Stocks (Cost $96,055,644)			$160,758,151

Warrants–0.0%	Expiration	Strike Price	Quantity	Value
Financials–0.0%
Altimeter Growth Corp. Class A (Capital Markets)	09/30/2025	$11.50	10,994	$ 24,297
Total Warrants (Cost $31,447)				$24,297

Money Market Funds–0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(c)	1,377,707	$ 1,377,982
Total Money Market Funds (Cost $1,377,982)			$1,377,982
Total Investments – 99.0% (Cost $97,465,073)	(d)		$162,160,430
Other Assets in Excess of Liabilities – 1.0%			1,662,196
Net Assets – 100.0%			$163,822,626

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,897,286 or 1.8% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at September 30, 2021.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Small Cap Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–0.9%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 164,463
Cinemark Holdings, Inc. (Entertainment)	(a)	9,019	173,255
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,530	250,065
EW Scripps Co. / The Class A (Media)		8,220	148,453
Meredith Corp. (Media)	(a)	5,710	318,047
TechTarget, Inc. (Media)	(a)	2,320	191,215
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	19,669	317,064
			1,562,562
Consumer Discretionary–14.3%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	5,210	196,052
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	4,134	156,307
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	19,150	168,712
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,700	334,458
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,785	151,761
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	6,750	168,750
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	2,520	223,952
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,970	194,729
Buckle, Inc. / The (Specialty Retail)		4,240	167,862
Cavco Industries, Inc. (Household Durables)	(a)	850	201,229
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)	(a)	3,690	173,430
Children's Place, Inc. / The (Specialty Retail)	(a)	2,270	170,840
Designer Brands, Inc. Class A (Specialty Retail)	(a)	10,040	139,857
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	(a)	1,840	149,426
Dorman Products, Inc. (Auto Components)	(a)	2,510	237,622
Fisker, Inc. (Automobiles)	(a)	25,340	371,231
Five Below, Inc. (Specialty Retail)	(a)	4,590	811,558
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	8,390	1,013,428
Fox Factory Holding Corp. (Auto Components)	(a)	8,500	1,228,590
Gentherm, Inc. (Auto Components)	(a)	2,750	222,557
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	5,470	154,801
Group 1 Automotive, Inc. (Specialty Retail)		1,410	264,911
Haverty Furniture Cos., Inc. (Specialty Retail)		3,820	128,772
Hayward Holdings, Inc. (Leisure Products)	(a)	39,970	888,933
Hibbett, Inc. (Specialty Retail)		2,240	158,458
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	24,560	1,168,319
Installed Building Products, Inc. (Household Durables)		1,958	209,800
iRobot Corp. (Household Durables)	(a)	2,450	192,325
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	197,802
LCI Industries (Auto Components)		2,180	293,493
LGI Homes, Inc. (Household Durables)	(a)	1,930	273,886
Lithia Motors, Inc. (Specialty Retail)		3,010	954,290
Lovesac Co. / The (Household Durables)	(a)	11,376	751,840
M.D.C. Holdings, Inc. (Household Durables)		4,850	226,592
M/I Homes, Inc. (Household Durables)	(a)	2,550	147,390
Macy's, Inc. (Multiline Retail)		26,800	605,680
MarineMax, Inc. (Specialty Retail)	(a)	3,640	176,613
Meritage Homes Corp. (Household Durables)	(a)	3,170	307,490
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	2,358	157,962
National Vision Holdings, Inc. (Specialty Retail)	(a)	17,050	967,928
ODP Corp. / The (Specialty Retail)	(a)	4,400	176,704
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		2,010	181,242
Patrick Industries, Inc. (Auto Components)		1,980	164,934
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,800	691,240
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	7,410	97,664
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Rent-A-Center, Inc. (Specialty Retail)		4,917	$ 276,385
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	9,740	164,119
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,100	243,226
Shutterstock, Inc. (Internet & Direct Marketing Retail)		2,040	231,173
Signet Jewelers Ltd. (Specialty Retail)		4,460	352,162
Skyline Champion Corp. (Household Durables)	(a)	18,280	1,097,897
Sleep Number Corp. (Specialty Retail)	(a)	11,460	1,071,281
Sonic Automotive, Inc. Class A (Specialty Retail)		3,600	189,144
Stamps.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,560	514,472
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,550	263,048
Strategic Education, Inc. (Diversified Consumer Svs.)		2,073	146,147
Sturm Ruger & Co., Inc. (Leisure Products)		2,740	202,157
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,730	1,162,631
Tupperware Brands Corp. (Household Durables)	(a)	7,290	153,965
Vista Outdoor, Inc. (Leisure Products)	(a)	5,450	219,689
Wingstop, Inc. (Hotels, Restaurants & Leisure)		7,450	1,221,278
Winnebago Industries, Inc. (Automobiles)		2,890	209,380
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	216,042
			23,955,616
Consumer Staples–3.4%
B&G Foods, Inc. (Food Products)		6,090	182,030
Cal-Maine Foods, Inc. (Food Products)		4,760	172,122
Celsius Holdings, Inc. (Beverages)	(a)	3,100	279,279
Central Garden & Pet Co. Class A (Household Products)	(a)	3,610	155,230
Chefs' Warehouse, Inc. / The (Food & Staples Retailing)	(a)	27,900	908,703
Coca-Cola Consolidated, Inc. (Beverages)		610	240,450
Edgewell Personal Care Co. (Personal Products)		4,650	168,795
Fresh Del Monte Produce, Inc. (Food Products)		6,300	202,986
Freshpet, Inc. (Food Products)	(a)	5,610	800,491
Inter Parfums, Inc. (Personal Products)		2,410	180,196
J & J Snack Foods Corp. (Food Products)		1,300	198,666
Medifast, Inc. (Personal Products)		1,020	196,493
National Beverage Corp. (Beverages)		3,660	192,113
PriceSmart, Inc. (Food & Staples Retailing)		1,960	151,998
Simply Good Foods Co. / The (Food Products)	(a)	7,200	248,328
TreeHouse Foods, Inc. (Food Products)	(a)	4,709	187,795
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	4,820	233,384
USANA Health Sciences, Inc. (Personal Products)	(a)	1,970	181,634
Vector Group Ltd. (Tobacco)		13,620	173,655
Vital Farms, Inc. (Food Products)	(a)	20,500	360,185
WD-40 Co. (Household Products)		1,140	263,887
			5,678,420
Energy–3.1%
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	4,750	233,130
ChampionX Corp. (Energy Equip. & Svs.)	(a)	19,470	435,349
Core Laboratories N.V. (Energy Equip. & Svs.)		6,310	175,103
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	5,800	146,044
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,960	194,594
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		9,010	246,964
Matador Resources Co. (Oil, Gas & Consumable Fuels)		34,630	1,317,325
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		26,290	236,610
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	12,530	162,514
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		8,760	415,136

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	21,720	$ 491,524
Renewable Energy Group, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,840	192,768
RPC, Inc. (Energy Equip. & Svs.)	(a)	36,570	177,730
SM Energy Co. (Oil, Gas & Consumable Fuels)		11,250	296,775
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	54,100	299,714
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		5,355	180,035
			5,201,315
Financials–13.5%
American Equity Investment Life Holding Co. (Insurance)		7,460	220,592
Ameris Bancorp (Banks)		5,910	306,611
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		11,680	173,214
Assured Guaranty Ltd. (Insurance)		6,640	310,818
Axos Financial, Inc. (Thrifts & Mortgage Finance)	(a)	4,330	223,168
B Riley Financial, Inc. (Capital Markets)		2,670	157,637
BancFirst Corp. (Banks)		2,560	153,907
Bancorp, Inc. / The (Banks)	(a)	7,170	182,476
BankUnited, Inc. (Banks)		8,010	334,978
Banner Corp. (Banks)		3,130	172,807
Berkshire Hills Bancorp, Inc. (Banks)		8,010	216,110
Brightsphere Investment Group, Inc. (Capital Markets)		7,890	206,166
Brookline Bancorp, Inc. (Banks)		11,040	168,470
Cadence BanCorp (Banks)		10,380	227,945
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)		13,750	157,988
Columbia Banking System, Inc. (Banks)		6,120	232,499
Community Bank System, Inc. (Banks)		4,580	313,364
Customers Bancorp, Inc. (Banks)	(a)	5,150	221,553
CVB Financial Corp. (Banks)		10,890	221,829
Dime Community Bancshares, Inc. (Banks)		5,370	175,384
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	5,530	191,449
Eagle Bancorp, Inc. (Banks)		3,330	191,475
Employers Holdings, Inc. (Insurance)		4,390	173,361
Enova International, Inc. (Consumer Finance)	(a)	5,190	179,314
FB Financial Corp. (Banks)		4,240	181,811
First BanCorp (Banks)		18,380	241,697
First Commonwealth Financial Corp. (Banks)		12,260	167,104
First Financial Bancorp (Banks)		7,980	186,812
First Financial Bankshares, Inc. (Banks)		27,360	1,257,192
First Hawaiian, Inc. (Banks)		11,000	322,850
First Midwest Bancorp, Inc. (Banks)		10,170	193,332
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)		4,200	213,276
Genworth Financial, Inc. Class A (Insurance)	(a)	48,010	180,037
Great Western Bancorp, Inc. (Banks)		5,380	176,141
Green Dot Corp. Class A (Consumer Finance)	(a)	4,660	234,538
Hope Bancorp, Inc. (Banks)		11,840	170,970
Houlihan Lokey, Inc. (Capital Markets)		12,260	1,129,146
Independent Bank Corp. (Banks)		2,820	214,743
Independent Bank Group, Inc. (Banks)		3,060	217,382
Investors Bancorp, Inc. (Banks)		19,420	293,436
James River Group Holdings Ltd. (Insurance)		4,800	181,104
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		8,420	177,662
Live Oak Bancshares, Inc. (Banks)		13,740	874,276
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)		3,610	189,453
Mr Cooper Group, Inc. (Thrifts & Mortgage Finance)	(a)	6,180	254,431
National Bank Holdings Corp. Class A (Banks)		4,450	180,136
NBT Bancorp, Inc. (Banks)		4,690	169,403
New York Mortgage Trust, Inc. (Mortgage REIT)		38,720	164,947
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	7,570	171,158
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)		12,660	168,125
Common Stocks (Continued)		Shares	Value
Financials (continued)
Old National Bancorp (Banks)		14,100	$ 238,995
Pacific Premier Bancorp, Inc. (Banks)		8,070	334,421
Palomar Holdings, Inc. (Insurance)	(a)	2,530	204,500
Park National Corp. (Banks)		1,420	173,169
PennyMac Mortgage Investment Trust (Mortgage REIT)		8,860	174,453
Piper Sandler Cos. (Capital Markets)		1,530	211,844
PRA Group, Inc. (Consumer Finance)	(a)	4,720	198,901
ProAssurance Corp. (Insurance)		7,110	169,076
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)		7,540	176,964
Redwood Trust, Inc. (Mortgage REIT)		16,000	206,240
Renasant Corp. (Banks)		4,640	167,272
Ryan Specialty Group Holdings, Inc. Class A (Insurance)	(a)	25,879	876,522
S&T Bancorp, Inc. (Banks)		5,390	158,843
Safety Insurance Group, Inc. (Insurance)		2,170	171,972
Seacoast Banking Corp. of Florida (Banks)		4,890	165,331
Selectquote, Inc. (Insurance)	(a)	13,414	173,443
ServisFirst Bancshares, Inc. (Banks)		3,930	305,754
Simmons First National Corp. Class A (Banks)		9,350	276,386
SiriusPoint Ltd. (Insurance)	(a)	16,800	155,568
Southside Bancshares, Inc. (Banks)		4,430	169,625
StepStone Group, Inc. Class A (Capital Markets)		13,250	564,980
Stewart Information Services Corp. (Insurance)		3,030	191,678
Stifel Financial Corp. (Capital Markets)		16,520	1,122,699
StoneX Group, Inc. (Capital Markets)	(a)	2,800	184,520
Triumph Bancorp, Inc. (Banks)	(a)	2,360	236,307
Trupanion, Inc. (Insurance)	(a)	14,640	1,137,089
Trustmark Corp. (Banks)		5,256	169,348
Two Harbors Investment Corp. (Mortgage REIT)		26,710	169,341
United Community Banks, Inc. (Banks)		7,600	249,432
Virtus Investment Partners, Inc. (Capital Markets)		650	201,708
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)		2,560	290,560
World Acceptance Corp. (Consumer Finance)	(a)	930	176,309
WSFS Financial Corp. (Thrifts & Mortgage Finance)		4,170	213,963
			22,641,490
Health Care–18.1%
ADC Therapeutics SA (Biotechnology)	(a)	13,370	363,129
Allakos, Inc. (Biotechnology)	(a)	5,720	605,576
Allogene Therapeutics, Inc. (Biotechnology)	(a)	15,790	405,803
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	11,420	152,685
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	4,030	462,442
Annexon, Inc. (Biotechnology)	(a)	15,280	284,361
Apollo Medical Holdings, Inc. (Health Care Providers & Svs.)	(a)	2,415	219,886
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,763	440,395
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	14,100	980,655
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,106	128,107
Beyondspring, Inc. (Biotechnology)	(a)	17,450	275,012
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	5,280	733,445
Bioxcel Therapeutics, Inc. (Biotechnology)	(a)	8,932	271,086
Blueprint Medicines Corp. (Biotechnology)	(a)	7,020	721,726
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,410	144,780
Certara, Inc. (Health Care Technology)	(a)	21,770	720,587
Coherus Biosciences, Inc. (Biotechnology)	(a)	23,660	380,216
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	15,940	186,498
CONMED Corp. (Health Care Equip. & Supplies)		2,520	329,692
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,360	184,205
CorVel Corp. (Health Care Providers & Svs.)	(a)	1,520	283,054
Covetrus, Inc. (Health Care Providers & Svs.)	(a)	8,680	157,455
Cytokinetics, Inc. (Biotechnology)	(a)	6,940	248,036

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,357	$ 243,033
Ensign Group, Inc. / The (Health Care Providers & Svs.)		4,350	325,772
Erasca, Inc. (Biotechnology)	(a)	12,767	270,916
Figs, Inc. Class A (Health Care Equip. & Supplies)	(a)	17,651	655,558
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	2,310	207,785
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,959	190,705
Health Catalyst, Inc. (Health Care Technology)	(a)	19,080	954,191
Heska Corp. (Health Care Equip. & Supplies)	(a)	969	250,525
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	11,490	931,839
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	2,720	117,205
Insmed, Inc. (Biotechnology)	(a)	18,459	508,361
Instil Bio, Inc. (Biotechnology)	(a)	19,740	352,853
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,840	253,726
Intellia Therapeutics, Inc. (Biotechnology)	(a)	6,350	851,852
iTeos Therapeutics, Inc. (Biotechnology)	(a)	12,390	334,530
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	7,500	192,600
Legend Biotech Corp. – ADR (Biotechnology)	(a)	10,090	510,150
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	6,120	960,289
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	1,396	194,491
Magellan Health, Inc. (Health Care Providers & Svs.)	(a)	1,890	178,700
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	7,430	211,235
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,190	300,842
Mesa Laboratories, Inc. (Health Care Equip. & Supplies)		710	214,676
ModivCare, Inc. (Health Care Providers & Svs.)	(a)	1,273	231,202
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	208,916
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	10,157	489,974
NextGen Healthcare, Inc. (Health Care Technology)	(a)	9,710	136,911
Omnicell, Inc. (Health Care Technology)	(a)	3,680	546,222
Organogenesis Holdings, Inc. (Biotechnology)	(a)	14,662	208,787
Outset Medical, Inc. (Health Care Equip. & Supplies)	(a)	20,640	1,020,442
Owens & Minor, Inc. (Health Care Providers & Svs.)		6,400	200,256
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,660	204,960
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	15,210	281,233
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,080	228,929
RadNet, Inc. (Health Care Providers & Svs.)	(a)	7,950	233,015
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	14,940	343,769
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	214,630
Relay Therapeutics, Inc. (Biotechnology)	(a)	11,560	364,487
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	4,190	1,210,868
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	16,740	466,376
Select Medical Holdings Corp. (Health Care Providers & Svs.)		9,420	340,721
Sight Sciences, Inc. (Health Care Equip. & Supplies)	(a)	11,608	263,502
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	14,050	773,171
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,840	155,753
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	3,320	184,592
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	7,350	169,491
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	17,183	462,223
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	5,440	361,379
Twist Bioscience Corp. (Biotechnology)	(a)	7,530	805,484
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		1,580	174,748
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	4,680	$ 422,089
Vericel Corp. (Biotechnology)	(a)	3,990	194,712
Vir Biotechnology, Inc. (Biotechnology)	(a)	10,830	471,322
Xencor, Inc. (Biotechnology)	(a)	5,010	163,627
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	12,430	354,752
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	8,460	563,774
			30,342,982
Industrials–16.7%
AAON, Inc. (Building Products)		3,530	230,650
AAR Corp. (Aerospace & Defense)	(a)	4,420	143,341
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,880	264,659
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)		6,090	265,219
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	166,598
Alamo Group, Inc. (Machinery)		1,130	157,669
Albany International Corp. Class A (Machinery)		2,590	199,093
Allegiant Travel Co. (Airlines)	(a)	1,130	220,892
American Woodmark Corp. (Building Products)	(a)	2,120	138,584
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		3,340	301,034
ArcBest Corp. (Road & Rail)		2,440	199,519
Arcosa, Inc. (Construction & Engineering)		4,130	207,202
Astec Industries, Inc. (Machinery)		2,850	153,359
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	2,620	214,002
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	5,270	922,355
AZEK Co., Inc. / The (Building Products)	(a)	22,190	810,601
AZZ, Inc. (Electrical Equip.)		3,380	179,816
Barnes Group, Inc. (Machinery)		3,920	163,582
Boise Cascade Co. (Trading Companies & Distributors)		3,460	186,771
Brady Corp. Class A (Commercial Svs. & Supplies)		4,230	214,461
Chart Industries, Inc. (Machinery)	(a)	10,030	1,916,832
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,020	215,386
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	16,450	146,405
Deluxe Corp. (Commercial Svs. & Supplies)		4,040	144,996
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	37,280	1,077,019
Encore Wire Corp. (Electrical Equip.)		2,380	225,695
EnPro Industries, Inc. (Machinery)		2,070	180,338
ESCO Technologies, Inc. (Machinery)		2,290	176,330
Exponent, Inc. (Professional Svs.)		4,430	501,254
Federal Signal Corp. (Machinery)		5,150	198,893
Forward Air Corp. (Air Freight & Logistics)		2,420	200,908
Franklin Electric Co., Inc. (Machinery)		3,280	261,908
Gibraltar Industries, Inc. (Building Products)	(a)	2,710	188,752
GMS, Inc. (Trading Companies & Distributors)	(a)	4,070	178,266
Granite Construction, Inc. (Construction & Engineering)		4,660	184,303
Greenbrier Cos., Inc. / The (Machinery)		3,760	161,642
Griffon Corp. (Building Products)		6,550	161,130
Harsco Corp. (Commercial Svs. & Supplies)	(a)	9,910	167,975
Heartland Express, Inc. (Road & Rail)		9,560	153,151
Hillenbrand, Inc. (Machinery)		6,520	278,078
HNI Corp. (Commercial Svs. & Supplies)		4,200	154,224
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	2,970	204,188
Hydrofarm Holdings Group, Inc. (Machinery)	(a)	20,294	768,128
Insperity, Inc. (Professional Svs.)		1,240	137,318
ITT, Inc. (Machinery)		10,558	906,299
John Bean Technologies Corp. (Machinery)		11,410	1,603,675
Kaman Corp. (Aerospace & Defense)		3,330	118,781
Korn Ferry (Professional Svs.)		4,710	340,816
Lindsay Corp. (Machinery)		1,070	162,415
Lydall, Inc. (Machinery)	(a)	2,880	178,819
ManTech International Corp. Class A (Professional Svs.)		2,290	173,857
Matson, Inc. (Marine)		3,810	307,505
Meritor, Inc. (Machinery)	(a)	7,320	155,989

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Middleby Corp. / The (Machinery)	(a)	5,490	$ 936,100
Moog, Inc. Class A (Aerospace & Defense)		2,460	187,526
Mueller Industries, Inc. (Machinery)		4,750	195,225
MYR Group, Inc. (Construction & Engineering)	(a)	2,280	226,860
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		23,790	171,526
Proto Labs, Inc. (Machinery)	(a)	2,380	158,508
Raven Industries, Inc. (Industrial Conglomerates)	(a)	4,370	251,756
Resideo Technologies, Inc. (Building Products)	(a)	12,440	308,388
Saia, Inc. (Road & Rail)	(a)	5,669	1,349,392
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	18,538	516,839
Simpson Manufacturing Co., Inc. (Building Products)		10,920	1,168,112
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,630	1,123,016
SkyWest, Inc. (Airlines)	(a)	4,290	211,669
SPX Corp. (Machinery)	(a)	3,807	203,484
SPX FLOW, Inc. (Machinery)		3,740	273,394
Standex International Corp. (Machinery)		1,870	184,962
Tennant Co. (Machinery)		2,250	166,388
Tetra Tech, Inc. (Commercial Svs. & Supplies)		10,480	1,565,083
U.S. Ecology, Inc. (Commercial Svs. & Supplies)	(a)	4,190	135,547
UFP Industries, Inc. (Building Products)		5,290	359,614
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	270,027
Vicor Corp. (Electrical Equip.)	(a)	1,930	258,929
Watts Water Technologies, Inc. Class A (Machinery)		2,280	383,245
			27,876,272
Information Technology–20.3%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	10,730	295,826
8x8, Inc. (Software)	(a)	9,319	217,971
ADTRAN, Inc. (Communications Equip.)		10,400	195,104
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		3,220	282,555
Alarm.com Holdings, Inc. (Software)	(a)	3,760	293,994
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	28,250	902,870
Ambarella, Inc. (Semiconductors & Equip.)	(a)	8,270	1,287,970
Amplitude, Inc. Class A (Software)	(a)	7,062	383,749
Anaplan, Inc. (Software)	(a)	7,640	465,200
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	4,280	201,288
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,470	249,816
BigCommerce Holdings, Inc. Series 1 (IT Svs.)	(a)	13,690	693,262
Blackline, Inc. (Software)	(a)	11,260	1,329,356
Bottomline Technologies DE, Inc. (Software)	(a)	4,680	183,830
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,440	141,814
CSG Systems International, Inc. (IT Svs.)		3,860	186,052
CTS Corp. (Electronic Equip., Instr. & Comp.)		5,070	156,714
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	8,794	682,678
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,700	335,183
Duck Creek Technologies, Inc. (Software)	(a)	22,550	997,612
Ebix, Inc. (Software)		5,090	137,074
Everbridge, Inc. (Software)	(a)	7,167	1,082,504
EVERTEC, Inc. (IT Svs.)		5,340	244,145
ExlService Holdings, Inc. (IT Svs.)	(a)	2,890	355,817
Extreme Networks, Inc. (Communications Equip.)	(a)	15,620	153,857
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,110	318,806
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,340	153,995
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,810	254,217
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,010	271,141
InterDigital, Inc. (Software)		2,560	173,619
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,750	283,613
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	159,290
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		5,310	309,467
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	22,900	$ 1,480,485
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,810	1,041,159
LivePerson, Inc. (Software)	(a)	5,529	325,935
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	18,790	1,218,907
Manhattan Associates, Inc. (Software)	(a)	7,688	1,176,495
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	5,930	292,053
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		3,960	166,518
NETGEAR, Inc. (Communications Equip.)	(a)	4,780	152,530
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,135	1,256,857
OneSpan, Inc. (Software)	(a)	6,630	124,511
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	4,150	299,838
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,837	174,148
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		3,920	172,598
Perficient, Inc. (IT Svs.)	(a)	2,710	313,547
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,500	223,525
Power Integrations, Inc. (Semiconductors & Equip.)		5,150	509,798
Progress Software Corp. (Software)		4,070	200,203
Rambus, Inc. (Semiconductors & Equip.)	(a)	9,360	207,792
Rapid7, Inc. (Software)	(a)	10,444	1,180,381
Riskified Ltd. Class A (Software)	(a)	20,626	470,479
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,630	303,962
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,660	218,136
Semtech Corp. (Semiconductors & Equip.)	(a)	16,720	1,303,658
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	11,592	898,612
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	4,920	689,587
SMART Global Holdings, Inc. (Semiconductors & Equip.)	(a)	3,850	171,325
Smartsheet, Inc. Class A (Software)	(a)	13,010	895,348
SPS Commerce, Inc. (Software)	(a)	3,120	503,287
Switch, Inc. Class A (IT Svs.)		28,650	727,423
Synaptics, Inc. (Semiconductors & Equip.)	(a)	8,025	1,442,333
TTEC Holdings, Inc. (IT Svs.)		1,750	163,678
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,850	148,955
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	3,830	163,158
Unisys Corp. (IT Svs.)	(a)	7,400	186,036
Varonis Systems, Inc. (Software)	(a)	21,890	1,332,006
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	307,717
Xperi Holding Corp. (Software)		8,650	162,966
			33,986,335
Materials–3.5%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	10,700	177,941
Arconic Corp. (Metals & Mining)	(a)	8,080	254,843
Balchem Corp. (Chemicals)		2,790	404,745
Carpenter Technology Corp. (Metals & Mining)		4,690	153,551
Domtar Corp. (Paper & Forest Products)	(a)	4,510	245,975
Element Solutions, Inc. (Chemicals)		42,880	929,639
Ferro Corp. (Chemicals)	(a)	10,670	217,028
GCP Applied Technologies, Inc. (Chemicals)	(a)	6,920	151,686
HB Fuller Co. (Chemicals)		4,520	291,811
Innospec, Inc. (Chemicals)		2,190	184,442
Kaiser Aluminum Corp. (Metals & Mining)		1,470	160,171
Kraton Corp. (Chemicals)	(a)	4,970	226,831
Livent Corp. (Chemicals)	(a)	12,820	296,270
Materion Corp. (Metals & Mining)		2,510	172,286
O-I Glass, Inc. (Containers & Packaging)	(a)	14,010	199,923
Quaker Chemical Corp. (Chemicals)		1,100	261,492
Ranpak Holdings Corp. (Containers & Packaging)	(a)	32,998	885,006
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		3,890	134,827

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Stepan Co. (Chemicals)		1,770	$ 199,904
Trinseo SA (Chemicals)		3,160	170,577
Warrior Met Coal, Inc. (Metals & Mining)		8,050	187,324
			5,906,272
Real Estate–4.3%
Acadia Realty Trust (Equity REIT)		8,510	173,689
Agree Realty Corp. (Equity REIT)		5,300	351,019
Alexander & Baldwin, Inc. (Equity REIT)		9,700	227,368
American Assets Trust, Inc. (Equity REIT)		5,070	189,719
Brandywine Realty Trust (Equity REIT)		14,450	193,919
CareTrust REIT, Inc. (Equity REIT)		8,080	164,186
Community Healthcare Trust, Inc. (Equity REIT)		3,490	157,713
DiamondRock Hospitality Co. (Equity REIT)	(a)	18,760	177,282
Easterly Government Properties, Inc. (Equity REIT)		8,296	171,395
Essential Properties Realty Trust, Inc. (Equity REIT)		9,500	265,240
Four Corners Property Trust, Inc. (Equity REIT)		6,770	181,842
Getty Realty Corp. (Equity REIT)		5,630	165,015
Global Net Lease, Inc. (Equity REIT)		9,430	151,069
Independence Realty Trust, Inc. (Equity REIT)		10,550	214,693
Industrial Logistics Properties Trust (Equity REIT)		7,170	182,190
Innovative Industrial Properties, Inc. (Equity REIT)		2,040	471,587
iStar, Inc. (Equity REIT)		8,500	213,180
Kite Realty Group Trust (Equity REIT)		8,540	173,874
Lexington Realty Trust (Equity REIT)		23,230	296,183
LTC Properties, Inc. (Equity REIT)		5,110	161,936
Mack-Cali Realty Corp. (Equity REIT)	(a)	10,860	185,923
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	(a)	5,030	204,319
NexPoint Residential Trust, Inc. (Equity REIT)		3,540	219,055
Office Properties Income Trust (Equity REIT)		6,400	162,112
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	10,280	180,311
Retail Opportunity Investments Corp. (Equity REIT)		10,100	175,942
Retail Properties of America, Inc. Class A (Equity REIT)		18,180	234,158
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Safehold, Inc. (Equity REIT)		2,510	$ 180,444
Service Properties Trust (Equity REIT)		13,641	152,916
SITE Centers Corp. (Equity REIT)		14,460	223,262
St. Joe Co. / The (Real Estate Mgmt. & Development)		3,880	163,348
Tanger Factory Outlet Centers, Inc. (Equity REIT)		10,180	165,934
Uniti Group, Inc. (Equity REIT)		20,270	250,740
Washington Real Estate Investment Trust (Equity REIT)		7,650	189,338
Xenia Hotels & Resorts, Inc. (Equity REIT)	(a)	10,060	178,464
			7,149,365
Utilities–0.9%
American States Water Co. (Water Utilities)		3,140	268,533
Avista Corp. (Multi-Utilities)		5,790	226,505
California Water Service Group (Water Utilities)		4,230	249,274
Chesapeake Utilities Corp. (Gas Utilities)		1,500	180,075
Middlesex Water Co. (Water Utilities)		1,465	150,572
Northwest Natural Holding Co. (Gas Utilities)		3,300	151,767
South Jersey Industries, Inc. (Gas Utilities)		8,620	183,261
			1,409,987
Total Common Stocks (Cost $158,658,537)			$165,710,616

Exchange Traded Funds–0.2%	Shares	Value
iShares Core S&P Small-Cap ETF	3,868	$ 422,347
Total Exchange Traded Funds (Cost $422,751)		$422,347

Money Market Funds–1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	1,769,949	$ 1,770,303
Total Money Market Funds (Cost $1,770,303)			$1,770,303
Total Investments – 100.3% (Cost $160,851,591)	(c)		$167,903,266
Liabilities in Excess of Other Assets – (0.3)%			(473,700)
Net Assets – 100.0%			$167,429,566

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–99.2%		Shares	Value
Communication Services–1.9%
Criteo SA – ADR (Media)	(a)	7,142	$ 261,754
Discovery, Inc. Class A (Media)	(a)	2,020	51,268
Discovery, Inc. Class C (Media)	(a)	2,360	57,277
Fox Corp. Class A (Media)		2,040	81,824
Interpublic Group of Cos., Inc. / The (Media)		2,400	88,008
Liberty Broadband Corp. Class A (Media)	(a)	480	80,808
Liberty Broadband Corp. Class C (Media)	(a)	660	113,982
Liberty Media Corp-Liberty Formula One Class C (Entertainment)	(a)	1,625	83,541
Liberty Media Corp-Liberty SiriusXM (Media)	(a)	1,690	79,717
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	144,431
Omnicom Group, Inc. (Media)		930	67,388
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,640	83,558
Roku, Inc. (Entertainment)	(a)	450	141,008
Sirius XM Holdings, Inc. (Media)		12,500	76,250
Spotify Technology SA (Entertainment)	(a)	550	123,937
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	72,413
Twitter, Inc. (Interactive Media & Svs.)	(a)	3,190	192,644
ViacomCBS, Inc. Class B (Media)		2,310	91,268
Zynga, Inc. Class A (Entertainment)	(a)	7,050	53,087
			1,944,163
Consumer Discretionary–15.9%
Advance Auto Parts, Inc. (Specialty Retail)		380	79,378
Aptiv PLC (Auto Components)	(a)	1,100	163,867
Aramark (Hotels, Restaurants & Leisure)		1,962	64,471
AutoZone, Inc. (Specialty Retail)	(a)	90	152,819
Bath & Body Works, Inc. (Specialty Retail)		1,160	73,115
Best Buy Co., Inc. (Specialty Retail)		940	99,367
BorgWarner, Inc. (Auto Components)		1,570	67,840
Brunswick Corp. (Leisure Products)		2,350	223,884
Burlington Stores, Inc. (Specialty Retail)	(a)	264	74,862
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	770	86,456
CarMax, Inc. (Specialty Retail)	(a)	671	85,861
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		2,760	268,382
Carvana Co. (Specialty Retail)	(a)	270	81,416
Chegg, Inc. (Diversified Consumer Svs.)	(a)	6,640	451,653
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	110	199,927
D.R. Horton, Inc. (Household Durables)		1,350	113,360
Dana, Inc. (Auto Components)		8,680	193,043
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	80,279
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	(a)	3,580	290,732
Dollar Tree, Inc. (Multiline Retail)	(a)	970	92,848
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	85,853
DoorDash, Inc. Class A (Internet & Direct Marketing Retail)	(a)	531	109,375
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,490	71,758
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,034	131,433
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	560	116,458
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	93,423
Fisker, Inc. (Automobiles)	(a)	8,840	129,506
Five Below, Inc. (Specialty Retail)	(a)	3,270	578,169
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	5,387	650,696
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	1,428	59,833
Garmin Ltd. (Household Durables)		610	94,831
Gentex Corp. (Auto Components)		2,170	71,567
Genuine Parts Co. (Distributors)		610	73,950
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	24,090	426,393
Hasbro, Inc. (Leisure Products)		770	68,699
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	3,650	173,630
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,120	147,963
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a)	13,349	$ 179,277
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	930	71,703
KB Home (Household Durables)		7,450	289,954
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		4,530	226,273
Latham Group, Inc. (Leisure Products)	(a)	12,550	205,820
Lear Corp. (Auto Components)		1,720	269,146
Lennar Corp. Class A (Household Durables)		1,100	103,048
Lithia Motors, Inc. (Specialty Retail)		1,470	466,049
LKQ Corp. (Distributors)	(a)	1,630	82,022
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	460	186,162
MGM Resorts International (Hotels, Restaurants & Leisure)		1,930	83,280
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	19,752	360,474
Mohawk Industries, Inc. (Household Durables)	(a)	370	65,638
National Vision Holdings, Inc. (Specialty Retail)	(a)	9,580	543,857
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	2,460	65,707
NVR, Inc. (Household Durables)	(a)	101	484,202
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	290	177,207
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,610	331,444
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	1,040	90,532
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	980	71,011
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	4,380	344,049
Pool Corp. (Distributors)		1,453	631,198
PulteGroup, Inc. (Household Durables)		9,520	437,158
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,510	389,750
RH (Specialty Retail)	(a)	110	73,360
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	880	78,276
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	14,250	240,112
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	4,220	350,555
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		8,290	306,896
Taylor Morrison Home Corp. (Household Durables)	(a)	6,910	178,140
Tempur Sealy International, Inc. (Household Durables)		10,910	506,333
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	1,499	62,463
TopBuild Corp. (Household Durables)	(a)	2,270	464,919
Tractor Supply Co. (Specialty Retail)		470	95,227
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	83,012
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	63,365
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	89,097
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		2,160	721,548
Victoria's Secret & Co. (Specialty Retail)	(a)	386	21,330
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	288	73,587
Williams-Sonoma, Inc. (Specialty Retail)		2,020	358,207
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	590	50,003
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)		1,640	95,300
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,150	140,657
			16,234,445
Consumer Staples–2.9%
Archer-Daniels-Midland Co. (Food Products)		2,280	136,823
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	30,585

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Brown-Forman Corp. Class B (Beverages)		1,000	$ 67,010
Bunge Ltd. (Food Products)		900	73,188
Campbell Soup Co. (Food Products)		1,600	66,896
Casey's General Stores, Inc. (Food & Staples Retailing)		1,500	282,675
Church & Dwight Co., Inc. (Household Products)		1,020	84,222
Clorox Co. / The (Household Products)		510	84,461
Conagra Brands, Inc. (Food Products)		2,060	69,772
Freshpet, Inc. (Food Products)	(a)	2,690	383,836
Hain Celestial Group, Inc. / The (Food Products)	(a)	9,450	404,271
Hershey Co. / The (Food Products)		600	101,550
Hormel Foods Corp. (Food Products)		1,650	67,650
J.M. Smucker Co. / The (Food Products)		580	69,617
Kellogg Co. (Food Products)		1,220	77,982
Kroger Co. / The (Food & Staples Retailing)		3,100	125,333
Lamb Weston Holdings, Inc. (Food Products)		950	58,302
McCormick & Co., Inc. (Food Products)		1,010	81,840
Nomad Foods Ltd. (Food Products)	(a)	13,300	366,548
Oatly Group AB – ADR (Food Products)	(a)	16,714	252,716
Tyson Foods, Inc. Class A (Food Products)		1,180	93,149
			2,978,426
Energy–2.9%
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	93,974
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		2,943	64,040
Cactus, Inc. Class A (Energy Equip. & Svs.)		5,678	214,174
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	980	95,717
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4,840	422,048
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3,260	115,763
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,620	116,332
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		395	18,265
Halliburton Co. (Energy Equip. & Svs.)		3,900	84,318
Hess Corp. (Oil, Gas & Consumable Fuels)		1,130	88,264
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		8,460	280,280
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6,770	92,546
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,660	164,414
Matador Resources Co. (Oil, Gas & Consumable Fuels)		9,160	348,446
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,440	101,755
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	104,962
Phillips 66 (Oil, Gas & Consumable Fuels)		1,700	119,051
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		830	138,203
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		2,200	108,262
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		1,580	111,501
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,010	129,959
			3,012,274
Financials–13.1%
Aflac, Inc. (Insurance)		2,600	135,538
AGNC Investment Corp. (Mortgage REIT)		4,250	67,023
Ally Financial, Inc. (Consumer Finance)		1,520	77,596
American Financial Group, Inc. (Insurance)		3,190	401,398
Ameriprise Financial, Inc. (Capital Markets)		480	126,778
Annaly Capital Management, Inc. (Mortgage REIT)		8,400	70,728
Apollo Global Management, Inc. (Capital Markets)		1,380	84,994
Arch Capital Group Ltd. (Insurance)	(a)	1,920	73,306
Common Stocks (Continued)		Shares	Value
Financials (continued)
Ares Management Corp. Class A (Capital Markets)		7,198	$ 531,428
Arthur J. Gallagher & Co. (Insurance)		780	115,947
Athene Holding Ltd. Class A (Insurance)	(a)	1,280	88,154
BankUnited, Inc. (Banks)		7,260	303,613
Brown & Brown, Inc. (Insurance)		1,430	79,294
Carlyle Group, Inc. / The (Capital Markets)		1,790	84,631
CBOE Global Markets, Inc. (Capital Markets)		734	90,913
Cincinnati Financial Corp. (Insurance)		680	77,670
Citizens Financial Group, Inc. (Banks)		1,740	81,745
CNA Financial Corp. (Insurance)		1,620	67,975
Comerica, Inc. (Banks)		5,900	474,950
Commerce Bancshares, Inc. (Banks)		980	68,286
Discover Financial Services (Consumer Finance)		1,250	153,562
East West Bancorp, Inc. (Banks)		1,000	77,540
Everest RE Group Ltd. (Insurance)		1,122	281,375
FactSet Research Systems, Inc. (Capital Markets)		230	90,799
Fidelity National Financial, Inc. (Insurance)		1,670	75,718
Fifth Third Bancorp (Banks)		2,900	123,076
First Citizens BancShares, Inc. Class A (Banks)		610	514,334
First Hawaiian, Inc. (Banks)		10,480	307,588
First Horizon Corp. (Banks)		4,170	67,929
First Republic Bank (Banks)		710	136,945
Franklin Resources, Inc. (Capital Markets)		2,540	75,489
Goosehead Insurance, Inc. Class A (Insurance)		1,720	261,939
Hanover Insurance Group, Inc. / The (Insurance)		2,300	298,126
Hartford Financial Services Group, Inc. / The (Insurance)		1,470	103,267
Huntington Bancshares, Inc. (Banks)		4,980	76,991
Invesco Ltd. (Capital Markets)		2,820	67,990
KeyCorp (Banks)		3,650	78,913
Kinsale Capital Group, Inc. (Insurance)		2,580	417,186
KKR & Co., Inc. (Capital Markets)		2,230	135,762
Lincoln National Corp. (Insurance)		1,190	81,812
Loews Corp. (Insurance)		1,370	73,884
LPL Financial Holdings, Inc. (Capital Markets)		490	76,812
M&T Bank Corp. (Banks)		520	77,657
Markel Corp. (Insurance)	(a)	60	71,708
MarketAxess Holdings, Inc. (Capital Markets)		160	67,310
Moelis & Co. Class A (Capital Markets)		3,920	242,530
Morningstar, Inc. (Capital Markets)		290	75,119
MSCI, Inc. (Capital Markets)		329	200,144
Nasdaq, Inc. (Capital Markets)		470	90,719
Northern Trust Corp. (Capital Markets)		780	84,092
OneMain Holdings, Inc. (Consumer Finance)		3,310	183,142
Pinnacle Financial Partners, Inc. (Banks)		4,190	394,195
Principal Financial Group, Inc. (Insurance)		1,190	76,636
Prudential Financial, Inc. (Insurance)		1,630	171,476
Raymond James Financial, Inc. (Capital Markets)		870	80,284
Santander Consumer U.S.A. Holdings, Inc. (Consumer Finance)		2,250	93,825
Selective Insurance Group, Inc. (Insurance)		3,060	231,122
Signature Bank (Banks)		1,630	443,816
State Street Corp. (Capital Markets)		1,440	121,997
Stifel Financial Corp. (Capital Markets)		5,760	391,450
SVB Financial Group (Banks)	(a)	969	626,827
Synchrony Financial (Consumer Finance)		2,390	116,823
Synovus Financial Corp. (Banks)		8,730	383,160
T. Rowe Price Group, Inc. (Capital Markets)		920	180,964
Texas Capital Bancshares, Inc. (Banks)	(a)	5,380	322,908
Tradeweb Markets, Inc. Class A (Capital Markets)		940	75,933
Umpqua Holdings Corp. (Banks)		12,090	244,822
Upstart Holdings, Inc. (Consumer Finance)	(a)	166	52,529
Voya Financial, Inc. (Diversified Financial Svs.)		3,500	214,865
W.R. Berkley Corp. (Insurance)		955	69,887
Webster Financial Corp. (Banks)		6,030	328,394
Western Alliance Bancorp (Banks)		730	79,439
Willis Towers Watson PLC (Insurance)		530	123,204

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Wintrust Financial Corp. (Banks)		4,470	$ 359,254
Zions Bancorp N.A. (Banks)		6,600	408,474
			13,363,709
Health Care–12.7%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,184	463,527
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	240	78,125
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	4,750	302,955
ADC Therapeutics SA (Biotechnology)	(a)	5,510	149,652
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	198,488
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	9,910	158,362
Allogene Therapeutics, Inc. (Biotechnology)	(a)	6,170	158,569
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	101,957
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	1,580	235,578
AmerisourceBergen Corp. (Health Care Providers & Svs.)		630	75,254
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	3,060	191,036
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,138	181,386
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	6,040	420,082
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	97,342
Beyondspring, Inc. (Biotechnology)	(a)	4,613	72,701
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	1,810	251,427
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	975	75,358
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	89,514
Bio-Techne Corp. (Life Sciences Tools & Svs.)		180	87,223
Blueprint Medicines Corp. (Biotechnology)	(a)	2,340	240,575
Cardinal Health, Inc. (Health Care Providers & Svs.)		1,260	62,320
Catalent, Inc. (Pharmaceuticals)	(a)	679	90,355
Cerner Corp. (Health Care Technology)		1,250	88,150
Change Healthcare, Inc. (Health Care Technology)	(a)	12,930	270,754
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	94,914
Coherus Biosciences, Inc. (Biotechnology)	(a)	8,490	136,434
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		201	83,075
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	75,569
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		1,134	65,829
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	370	202,338
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	2,404	76,664
Erasca, Inc. (Biotechnology)	(a)	5,227	110,917
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	3,296	412,033
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,160	85,620
Horizon Therapeutics PLC (Biotechnology)	(a)	810	88,727
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,800	471,636
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	364	84,950
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	217,665
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,970	403,067
Incyte Corp. (Biotechnology)	(a)	890	61,214
Instil Bio, Inc. (Biotechnology)	(a)	8,150	145,681
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,490	423,503
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	4,560	312,269
Intellia Therapeutics, Inc. (Biotechnology)	(a)	1,900	254,885
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	780	186,841
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	400	112,576
Legend Biotech Corp. – ADR (Biotechnology)	(a)	4,150	209,824
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	$ 96,197
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	89,334
McKesson Corp. (Health Care Providers & Svs.)		650	129,597
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	13,630	387,501
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	123,962
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	81,393
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	76,920
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	420	48,791
Oak Street Health, Inc. (Health Care Providers & Svs.)	(a)	1,240	52,737
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	250	66,625
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		420	72,782
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	1,650	77,204
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	1,580	81,654
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		580	84,280
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,680	774,493
ResMed, Inc. (Health Care Equip. & Supplies)		590	155,494
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	6,070	169,110
Royalty Pharma PLC Class A (Pharmaceuticals)		1,730	62,522
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	1,153	106,629
Seagen, Inc. (Biotechnology)	(a)	530	89,994
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,190	340,636
STERIS PLC (Health Care Equip. & Supplies)		360	73,541
Teladoc Health, Inc. (Health Care Technology)	(a)	440	55,796
Teleflex, Inc. (Health Care Equip. & Supplies)		195	73,427
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	2,200	146,146
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,610	235,396
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		510	70,569
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	161,375
Viatris, Inc. (Pharmaceuticals)		5,730	77,641
Vir Biotechnology, Inc. (Biotechnology)	(a)	3,800	165,376
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	90,397
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		300	127,362
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	124,406
			13,026,208
Industrials–16.7%
A.O. Smith Corp. (Building Products)		1,130	69,009
ADT, Inc. (Commercial Svs. & Supplies)		28,900	233,801
AECOM (Construction & Engineering)	(a)	6,440	406,686
AGCO Corp. (Machinery)		520	63,716
Allegion PLC (Building Products)		570	75,343
AMERCO (Road & Rail)		130	83,984
AMETEK, Inc. (Electrical Equip.)		3,870	479,919
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		329	29,653
Armstrong World Industries, Inc. (Building Products)		4,340	414,340
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	3,005	525,935
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		790	68,730
Carrier Global Corp. (Building Products)		3,550	183,748
Chart Industries, Inc. (Machinery)	(a)	2,540	485,419
Cintas Corp. (Commercial Svs. & Supplies)		360	137,038
Clarivate PLC (Professional Svs.)	(a)	2,930	64,167
Copart, Inc. (Commercial Svs. & Supplies)	(a)	3,090	428,645
CoStar Group, Inc. (Professional Svs.)	(a)	1,620	139,417
Crane Co. (Machinery)		2,880	273,053
Cummins, Inc. (Machinery)		610	136,982
Delta Air Lines, Inc. (Airlines)	(a)	2,620	111,638
Dover Corp. (Machinery)		590	91,745

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Dycom Industries, Inc. (Construction & Engineering)	(a)	165	$ 11,755
Equifax, Inc. (Professional Svs.)		490	124,176
Expeditors International of Washington, Inc. (Air Freight & Logistics)		690	82,200
Fastenal Co. (Trading Companies & Distributors)		2,350	121,283
Fortive Corp. (Machinery)		1,210	85,390
Fortune Brands Home & Security, Inc. (Building Products)		730	65,277
GATX Corp. (Trading Companies & Distributors)		1,800	161,208
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	102,167
Graco, Inc. (Machinery)		990	69,270
HEICO Corp. Class A (Aerospace & Defense)		600	71,058
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	2,780	454,419
Herman Miller, Inc. (Commercial Svs. & Supplies)		7,840	295,254
Howmet Aerospace, Inc. (Aerospace & Defense)		13,750	429,000
Hubbell, Inc. (Electrical Equip.)		400	72,268
IDEX Corp. (Machinery)		350	72,432
IHS Markit Ltd. (Professional Svs.)		1,630	190,091
Ingersoll Rand, Inc. (Machinery)	(a)	10,021	505,159
ITT, Inc. (Machinery)		4,430	380,271
J.B. Hunt Transport Services, Inc. (Road & Rail)		450	75,249
Jacobs Engineering Group, Inc. (Construction & Engineering)		3,570	473,132
Kansas City Southern (Road & Rail)		370	100,137
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		7,470	382,090
Korn Ferry (Professional Svs.)		4,810	348,052
Leidos Holdings, Inc. (Professional Svs.)		750	72,097
Lennox International, Inc. (Building Products)		230	67,659
Lyft, Inc. Class A (Road & Rail)	(a)	1,370	73,418
Masco Corp. (Building Products)		1,190	66,105
Masonite International Corp. (Building Products)	(a)	2,580	273,815
Middleby Corp. / The (Machinery)	(a)	2,486	423,888
Nordson Corp. (Machinery)		360	85,734
Old Dominion Freight Line, Inc. (Road & Rail)		400	114,392
Oshkosh Corp. (Machinery)		3,810	390,030
Otis Worldwide Corp. (Machinery)		1,680	138,230
Owens Corning (Building Products)		790	67,545
PACCAR, Inc. (Machinery)		1,390	109,699
Parker-Hannifin Corp. (Machinery)		520	145,402
Pentair PLC (Machinery)		1,180	85,703
Quanta Services, Inc. (Construction & Engineering)		790	89,918
Regal Beloit Corp. (Electrical Equip.)		3,030	455,530
Republic Services, Inc. (Commercial Svs. & Supplies)		860	103,252
Robert Half International, Inc. (Professional Svs.)		4,130	414,363
Rockwell Automation, Inc. (Electrical Equip.)		470	138,199
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	72,073
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	1,321	72,285
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	7,692	214,453
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	2,930	584,447
SkyWest, Inc. (Airlines)	(a)	6,630	327,124
Snap-on, Inc. (Machinery)		320	66,864
Southwest Airlines Co. (Airlines)	(a)	2,410	123,946
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		8,330	368,103
Stanley Black & Decker, Inc. (Machinery)		630	110,445
Sunrun, Inc. (Electrical Equip.)	(a)	1,340	58,960
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	175	75,176
TFI International, Inc. (Road & Rail)		3,870	395,437
Timken Co. / The (Machinery)		3,480	227,662
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Toro Co. / The (Machinery)		670	$ 65,265
Trane Technologies PLC (Building Products)		980	169,197
TransDigm Group, Inc. (Aerospace & Defense)	(a)	220	137,405
TransUnion (Professional Svs.)		780	87,602
Trex Co., Inc. (Building Products)	(a)	5,950	606,483
United Airlines Holdings, Inc. (Airlines)	(a)	1,400	66,598
United Rentals, Inc. (Trading Companies & Distributors)	(a)	298	104,577
Verisk Analytics, Inc. (Professional Svs.)		649	129,975
Vertiv Holdings Co. (Electrical Equip.)		8,330	200,670
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	70,751
Watsco, Inc. (Trading Companies & Distributors)		260	68,801
Westinghouse Air Brake Technologies Corp. (Machinery)		930	80,175
Xylem, Inc. (Machinery)		730	90,286
			17,064,045
Information Technology–20.8%
Akamai Technologies, Inc. (IT Svs.)	(a)	700	73,213
Amdocs Ltd. (IT Svs.)		1,000	75,710
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,390	175,020
ANSYS, Inc. (Software)	(a)	350	119,157
Arista Networks, Inc. (Communications Equip.)	(a)	240	82,474
Avalara, Inc. (Software)	(a)	4,430	774,231
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		8,470	313,136
Belden, Inc. (Electronic Equip., Instr. & Comp.)		5,550	323,343
Bill.com Holdings, Inc. (Software)	(a)	490	130,805
Black Knight, Inc. (Software)	(a)	1,050	75,600
Booz Allen Hamilton Holding Corp. (IT Svs.)		920	73,002
Broadridge Financial Solutions, Inc. (IT Svs.)		477	79,487
Cadence Design Systems, Inc. (Software)	(a)	1,130	171,127
CDW Corp. (Electronic Equip., Instr. & Comp.)		590	107,392
Ceridian HCM Holding, Inc. (Software)	(a)	809	91,110
Citrix Systems, Inc. (Software)		620	66,569
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	101,385
Cognex Corp. (Electronic Equip., Instr. & Comp.)		8,090	648,980
CommVault Systems, Inc. (Software)	(a)	3,270	246,264
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,080	112,389
Coupa Software, Inc. (Software)	(a)	1,356	297,208
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	178,682
Datadog, Inc. Class A (Software)	(a)	890	125,801
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	3,304	256,490
DocuSign, Inc. (Software)	(a)	740	190,498
Dolby Laboratories, Inc. Class A (Software)		755	66,440
Dropbox, Inc. Class A (Software)	(a)	2,970	86,783
Dynatrace, Inc. (Software)	(a)	9,890	701,893
Elastic N.V. (Software)	(a)	630	93,864
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	550	82,484
Entegris, Inc. (Semiconductors & Equip.)		5,080	639,572
EPAM Systems, Inc. (IT Svs.)	(a)	220	125,506
Euronet Worldwide, Inc. (IT Svs.)	(a)	696	88,587
Fair Isaac Corp. (Software)	(a)	148	58,894
Five9, Inc. (Software)	(a)	410	65,493
FleetCor Technologies, Inc. (IT Svs.)	(a)	340	88,832
Flywire Corp. (IT Svs.)	(a)	1,420	62,253
Fortinet, Inc. (Software)	(a)	540	157,702
Freshworks, Inc. Class A (Software)	(a)	9,541	407,305
Gartner, Inc. (IT Svs.)	(a)	390	118,513
Genpact Ltd. (IT Svs.)		4,280	203,343
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	75,525
HP, Inc. (Tech. Hardware, Storage & Periph.)		5,300	145,008
HubSpot, Inc. (Software)	(a)	807	545,605
Jack Henry & Associates, Inc. (IT Svs.)		470	77,108
Juniper Networks, Inc. (Communications Equip.)		3,000	82,560
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	124,860
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,020	176,006

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,650	$ 559,222
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		1,570	429,034
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,610	301,579
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	7,850	509,229
Manhattan Associates, Inc. (Software)	(a)	3,900	596,817
Marvell Technology, Inc. (Semiconductors & Equip.)		3,180	191,786
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	3,820	188,135
McAfee Corp. Class A (Software)		3,140	69,425
Microchip Technology, Inc. (Semiconductors & Equip.)		1,023	157,020
MKS Instruments, Inc. (Semiconductors & Equip.)		429	64,740
Monday.com Ltd. (Software)	(a)	1,038	338,596
MongoDB, Inc. (IT Svs.)	(a)	1,849	871,822
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,530	741,560
Motorola Solutions, Inc. (Communications Equip.)		700	162,624
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,839	72,144
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	4,030	156,203
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		1,020	91,555
NortonLifeLock, Inc. (Software)		3,530	89,309
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,980	460,410
Nuance Communications, Inc. (Software)	(a)	1,430	78,707
Okta, Inc. (IT Svs.)	(a)	480	113,923
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	21,704	993,392
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	151,212
Palo Alto Networks, Inc. (Software)	(a)	390	186,810
Paychex, Inc. (IT Svs.)		1,320	148,434
Paycom Software, Inc. (Software)	(a)	200	99,150
PTC, Inc. (Software)	(a)	580	69,478
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	78,579
RingCentral, Inc. Class A (Software)	(a)	323	70,253
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	5,500	426,360
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	112,050
Smartsheet, Inc. Class A (Software)	(a)	7,430	511,333
Splunk, Inc. (Software)	(a)	660	95,509
SS&C Technologies Holdings, Inc. (Software)		1,030	71,482
StoneCo Ltd. Class A (IT Svs.)	(a)	1,180	40,970
Synaptics, Inc. (Semiconductors & Equip.)	(a)	3,182	571,901
Synopsys, Inc. (Software)	(a)	620	185,634
Teradyne, Inc. (Semiconductors & Equip.)		680	74,236
Trade Desk, Inc. / The Class A (Software)	(a)	1,700	119,510
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,020	83,895
Tyler Technologies, Inc. (Software)	(a)	180	82,557
Ubiquiti, Inc. (Communications Equip.)		270	80,641
Unity Software, Inc. (Software)	(a)	750	94,688
Universal Display Corp. (Semiconductors & Equip.)		1,540	263,278
Varonis Systems, Inc. (Software)	(a)	8,520	518,442
VeriSign, Inc. (IT Svs.)	(a)	410	84,054
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	70,550
WEX, Inc. (IT Svs.)	(a)	369	64,996
Wix.com Ltd. (IT Svs.)	(a)	250	48,993
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	62,324
Xilinx, Inc. (Semiconductors & Equip.)		1,000	150,990
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	113,392
Zscaler, Inc. (Software)	(a)	410	107,510
			21,239,652
Materials–3.7%
Albemarle Corp. (Chemicals)		470	102,916
Amcor PLC (Containers & Packaging)		6,490	75,219
Common Stocks (Continued)		Shares	Value
Materials (continued)
Avery Dennison Corp. (Containers & Packaging)		360	$ 74,596
Ball Corp. (Containers & Packaging)		1,300	116,961
Carpenter Technology Corp. (Metals & Mining)		8,570	280,582
Celanese Corp. (Chemicals)		490	73,814
Commercial Metals Co. (Metals & Mining)		5,800	176,668
Corteva, Inc. (Chemicals)		3,080	129,606
Crown Holdings, Inc. (Containers & Packaging)		690	69,538
Eastman Chemical Co. (Chemicals)		660	66,488
GCP Applied Technologies, Inc. (Chemicals)	(a)	8,510	186,539
Innospec, Inc. (Chemicals)		1,900	160,018
International Flavors & Fragrances, Inc. (Chemicals)		1,020	136,394
International Paper Co. (Containers & Packaging)		1,610	90,031
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	98,543
Martin Marietta Materials, Inc. (Construction Materials)		250	85,420
Nucor Corp. (Metals & Mining)		1,230	121,143
Orion Engineered Carbons SA (Chemicals)	(a)	10,180	185,581
Packaging Corp. of America (Containers & Packaging)		520	71,469
PPG Industries, Inc. (Chemicals)		970	138,720
Reliance Steel & Aluminum Co. (Metals & Mining)		2,430	346,081
RPM International, Inc. (Chemicals)		800	62,120
Sealed Air Corp. (Containers & Packaging)		8,180	448,182
Steel Dynamics, Inc. (Metals & Mining)		1,260	73,685
Trinseo SA (Chemicals)		4,030	217,539
Vulcan Materials Co. (Construction Materials)		540	91,346
Westrock Co. (Containers & Packaging)		1,370	68,267
			3,747,466
Real Estate–6.2%
Alexandria Real Estate Equities, Inc. (Equity REIT)		550	105,088
American Campus Communities, Inc. (Equity REIT)		5,410	262,114
American Homes 4 Rent Class A (Equity REIT)		2,060	78,527
Americold Realty Trust (Equity REIT)		1,890	54,905
AvalonBay Communities, Inc. (Equity REIT)		570	126,335
Boston Properties, Inc. (Equity REIT)		700	75,845
Broadstone Net Lease, Inc. (Equity REIT)		9,480	235,199
Camden Property Trust (Equity REIT)		2,680	395,220
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	133,383
Cousins Properties, Inc. (Equity REIT)		7,960	296,828
CubeSmart (Equity REIT)		7,470	361,921
Duke Realty Corp. (Equity REIT)		1,640	78,507
Equity LifeStyle Properties, Inc. (Equity REIT)		1,100	85,910
Equity Residential (Equity REIT)		1,510	122,189
Essex Property Trust, Inc. (Equity REIT)		270	86,330
Extra Space Storage, Inc. (Equity REIT)		530	89,035
Gaming and Leisure Properties, Inc. (Equity REIT)		1,640	75,965
Healthpeak Properties, Inc. (Equity REIT)		2,220	74,326
Invitation Homes, Inc. (Equity REIT)		2,300	88,159
Iron Mountain, Inc. (Equity REIT)		1,900	82,555
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	410	101,717
Kimco Realty Corp. (Equity REIT)		3,630	75,323
Lamar Advertising Co. Class A (Equity REIT)		767	87,016
Medical Properties Trust, Inc. (Equity REIT)		3,460	69,442
MGM Growth Properties LLC Class A (Equity REIT)		7,966	305,098
Mid-America Apartment Communities, Inc. (Equity REIT)		480	89,640
Omega Healthcare Investors, Inc. (Equity REIT)		2,010	60,220
Physicians Realty Trust (Equity REIT)		20,770	365,967
Realty Income Corp. (Equity REIT)		1,530	99,236
Regency Centers Corp. (Equity REIT)		1,200	80,796
RLJ Lodging Trust (Equity REIT)		16,720	248,459
Safehold, Inc. (Equity REIT)		4,820	346,510
SBA Communications Corp. (Equity REIT)		420	138,839

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Simon Property Group, Inc. (Equity REIT)	1,340	$ 174,160
STAG Industrial, Inc. (Equity REIT)	9,070	355,997
STORE Capital Corp. (Equity REIT)	2,130	68,224
Sun Communities, Inc. (Equity REIT)	460	85,146
UDR, Inc. (Equity REIT)	1,640	86,887
Ventas, Inc. (Equity REIT)	1,530	84,471
VEREIT, Inc. (Equity REIT)	1,590	71,916
VICI Properties, Inc. (Equity REIT)	2,400	68,184
Vornado Realty Trust (Equity REIT)	1,670	70,157
W.P. Carey, Inc. (Equity REIT)	1,020	74,501
Welltower, Inc. (Equity REIT)	1,710	140,904
Weyerhaeuser Co. (Equity REIT)	3,060	108,844
		6,365,995
Utilities–2.4%
Alliant Energy Corp. (Electric Utilities)	1,358	76,021
Ameren Corp. (Multi-Utilities)	1,010	81,810
American Water Works Co., Inc. (Water Utilities)	750	126,780
Atmos Energy Corp. (Gas Utilities)	740	65,268
Avangrid, Inc. (Electric Utilities)	1,500	72,900
CenterPoint Energy, Inc. (Multi-Utilities)	3,110	76,506
CMS Energy Corp. (Multi-Utilities)	1,180	70,481
Consolidated Edison, Inc. (Multi-Utilities)	1,410	102,352
DTE Energy Co. (Multi-Utilities)	790	88,251
Edison International (Electric Utilities)	1,470	81,541
Entergy Corp. (Electric Utilities)	830	82,427
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Essential Utilities, Inc. (Water Utilities)	1,620	$ 74,650
Evergy, Inc. (Electric Utilities)	1,190	74,018
Eversource Energy (Electric Utilities)	1,400	114,464
FirstEnergy Corp. (Electric Utilities)	2,210	78,720
IDACORP, Inc. (Electric Utilities)	3,950	408,351
NiSource, Inc. (Multi-Utilities)	2,930	70,994
PPL Corp. (Electric Utilities)	3,140	87,543
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,070	126,063
Southwest Gas Holdings, Inc. (Gas Utilities)	3,990	266,851
WEC Energy Group, Inc. (Multi-Utilities)	1,290	113,778
Xcel Energy, Inc. (Electric Utilities)	2,150	134,375
		2,474,144
Total Common Stocks (Cost $98,667,252)		$101,450,527

Money Market Funds–0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	988,768	$ 988,966
Total Money Market Funds (Cost $988,966)			$988,966
Total Investments – 100.1% (Cost $99,656,218)	(c)		$102,439,493
Liabilities in Excess of Other Assets – (0.1)%			(150,971)
Net Assets – 100.0%			$102,288,522

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–99.4%		Shares	Value
Communication Services–11.2%
Activision Blizzard, Inc. (Entertainment)		26,811	$ 2,074,903
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	10,370	27,724,402
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	9,731	25,936,132
AT&T, Inc. (Diversified Telecom. Svs.)		246,078	6,646,567
Charter Communications, Inc. Class A (Media)	(a)	4,375	3,183,075
Comcast Corp. Class A (Media)		157,963	8,834,871
Discovery, Inc. Class A (Media)	(a)	5,569	141,341
Discovery, Inc. Class C (Media)	(a)	10,568	256,485
DISH Network Corp. Class A (Media)	(a)	8,721	379,015
Electronic Arts, Inc. (Entertainment)		9,868	1,403,723
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	82,215	27,902,949
Fox Corp. Class A (Media)		11,383	456,572
Fox Corp. Class B (Media)		5,043	187,196
Interpublic Group of Cos., Inc. / The (Media)		13,447	493,101
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,535	413,275
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		34,780	430,924
Match Group, Inc. (Interactive Media & Svs.)	(a)	9,549	1,499,097
Netflix, Inc. (Entertainment)	(a)	15,265	9,316,840
News Corp. Class A (Media)		14,764	347,397
News Corp. Class B (Media)		2,867	66,600
Omnicom Group, Inc. (Media)		7,352	532,726
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,991	614,893
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	20,235	2,585,224
Twitter, Inc. (Interactive Media & Svs.)	(a)	27,412	1,655,411
Verizon Communications, Inc. (Diversified Telecom. Svs.)		142,687	7,706,525
ViacomCBS, Inc. Class B (Media)		20,728	818,963
Walt Disney Co. / The (Entertainment)	(a)	62,668	10,601,546
			142,209,753
Consumer Discretionary–12.3%
Advance Auto Parts, Inc. (Specialty Retail)		2,282	476,687
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	15,021	49,344,586
Aptiv PLC (Auto Components)	(a)	9,338	1,391,082
AutoZone, Inc. (Specialty Retail)	(a)	742	1,259,909
Bath & Body Works, Inc. (Specialty Retail)		9,177	578,426
Best Buy Co., Inc. (Specialty Retail)		7,774	821,790
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,418	3,366,148
BorgWarner, Inc. (Auto Components)		8,402	363,050
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7,347	824,921
CarMax, Inc. (Specialty Retail)	(a)	5,626	719,903
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	27,796	695,178
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	968	1,759,359
D.R. Horton, Inc. (Household Durables)		11,204	940,800
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		4,533	686,614
Dollar General Corp. (Multiline Retail)		8,121	1,722,789
Dollar Tree, Inc. (Multiline Retail)	(a)	8,003	766,047
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,270	605,739
eBay, Inc. (Internet & Direct Marketing Retail)		22,385	1,559,563
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	4,336	901,715
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	5,001	819,664
Ford Motor Co. (Automobiles)	(a)	134,777	1,908,442
Gap, Inc. / The (Specialty Retail)		7,436	168,797
Garmin Ltd. (Household Durables)		5,205	809,169
General Motors Co. (Automobiles)	(a)	50,114	2,641,509
Genuine Parts Co. (Distributors)		4,958	601,058
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		11,873	203,741
Hasbro, Inc. (Leisure Products)		4,512	402,561
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	9,655	1,275,522
Home Depot, Inc. / The (Specialty Retail)		36,670	12,037,294
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	11,881	434,845
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Leggett & Platt, Inc. (Household Durables)		4,739	$ 212,497
Lennar Corp. Class A (Household Durables)		9,418	882,278
LKQ Corp. (Distributors)	(a)	9,344	470,190
Lowe's Cos., Inc. (Specialty Retail)		24,411	4,952,016
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,414	1,394,119
McDonald's Corp. (Hotels, Restaurants & Leisure)		25,775	6,214,610
MGM Resorts International (Hotels, Restaurants & Leisure)		13,740	592,881
Mohawk Industries, Inc. (Household Durables)	(a)	1,908	338,479
Newell Brands, Inc. (Household Durables)		13,205	292,359
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		44,038	6,395,639
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,039	348,272
NVR, Inc. (Household Durables)	(a)	116	556,113
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,383	1,456,156
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5,392	390,704
Pool Corp. (Distributors)		1,381	599,920
PulteGroup, Inc. (Household Durables)		8,911	409,193
PVH Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,460	252,863
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,730	192,099
Ross Stores, Inc. (Specialty Retail)		12,310	1,339,944
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	7,704	685,271
Starbucks Corp. (Hotels, Restaurants & Leisure)		40,705	4,490,169
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		9,645	357,058
Target Corp. (Multiline Retail)		17,082	3,907,849
Tesla, Inc. (Automobiles)	(a)	27,986	21,702,583
TJX Cos., Inc. / The (Specialty Retail)		41,650	2,748,067
Tractor Supply Co. (Specialty Retail)		3,907	791,597
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,899	685,387
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	6,316	127,457
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	6,976	122,220
V.F. Corp. (Textiles, Apparel & Luxury Goods)		11,164	747,876
Whirlpool Corp. (Household Durables)		2,156	439,522
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	3,555	301,286
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		10,159	1,242,547
			155,726,129
Consumer Staples–5.7%
Altria Group, Inc. (Tobacco)		63,609	2,895,482
Archer-Daniels-Midland Co. (Food Products)		19,191	1,151,652
Brown-Forman Corp. Class B (Beverages)		6,223	417,003
Campbell Soup Co. (Food Products)		7,160	299,360
Church & Dwight Co., Inc. (Household Products)		8,432	696,230
Clorox Co. / The (Household Products)		4,284	709,473
Coca-Cola Co. / The (Beverages)		134,067	7,034,495
Colgate-Palmolive Co. (Household Products)		29,007	2,192,349
Conagra Brands, Inc. (Food Products)		16,432	556,552
Constellation Brands, Inc. Class A (Beverages)		5,814	1,224,952
Costco Wholesale Corp. (Food & Staples Retailing)		15,234	6,845,398
Estee Lauder Cos., Inc. / The Class A (Personal Products)		8,006	2,401,240
General Mills, Inc. (Food Products)		20,987	1,255,442
Hershey Co. / The (Food Products)		5,010	847,942
Hormel Foods Corp. (Food Products)		9,720	398,520
J.M. Smucker Co. / The (Food Products)		3,739	448,792
Kellogg Co. (Food Products)		8,766	560,323
Kimberly-Clark Corp. (Household Products)		11,666	1,545,045
Kraft Heinz Co. / The (Food Products)		23,147	852,272
Kroger Co. / The (Food & Staples Retailing)		23,472	948,973
Lamb Weston Holdings, Inc. (Food Products)		5,051	309,980
McCormick & Co., Inc. (Food Products)		8,597	696,615

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Molson Coors Beverage Co. Class B (Beverages)		6,613	$ 306,711
Mondelez International, Inc. Class A (Food Products)		48,185	2,803,403
Monster Beverage Corp. (Beverages)	(a)	12,951	1,150,437
PepsiCo, Inc. (Beverages)		47,643	7,165,984
Philip Morris International, Inc. (Tobacco)		53,691	5,089,370
Procter & Gamble Co. / The (Household Products)		83,697	11,700,841
Sysco Corp. (Food & Staples Retailing)		17,632	1,384,112
Tyson Foods, Inc. Class A (Food Products)		10,221	806,846
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		24,675	1,160,959
Walmart, Inc. (Food & Staples Retailing)		49,285	6,869,343
			72,726,096
Energy–2.7%
APA Corp. (Oil, Gas & Consumable Fuels)		13,119	281,140
Baker Hughes Co. (Energy Equip. & Svs.)		28,516	705,201
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		13,642	296,850
Chevron Corp. (Oil, Gas & Consumable Fuels)		66,696	6,766,309
ConocoPhillips (Oil, Gas & Consumable Fuels)		46,058	3,121,351
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		21,671	769,537
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5,850	553,819
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		20,117	1,614,792
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		146,122	8,594,896
Halliburton Co. (Energy Equip. & Svs.)		30,880	667,626
Hess Corp. (Oil, Gas & Consumable Fuels)		9,568	747,356
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		66,792	1,117,430
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		27,528	376,308
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		22,116	1,366,990
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		30,526	902,959
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		15,472	897,221
Phillips 66 (Oil, Gas & Consumable Fuels)		15,201	1,064,526
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,809	1,300,277
Schlumberger N.V. (Energy Equip. & Svs.)		47,983	1,422,216
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		14,174	1,000,259
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		41,616	1,079,519
			34,646,582
Financials–11.3%
Aflac, Inc. (Insurance)		21,363	1,113,653
Allstate Corp. / The (Insurance)		10,207	1,299,453
American Express Co. (Consumer Finance)		22,187	3,716,988
American International Group, Inc. (Insurance)		29,395	1,613,492
Ameriprise Financial, Inc. (Capital Markets)		3,919	1,035,086
Aon PLC Class A (Insurance)		7,790	2,226,148
Arthur J. Gallagher & Co. (Insurance)		7,106	1,056,307
Assurant, Inc. (Insurance)		2,060	324,965
Bank of America Corp. (Banks)		255,392	10,841,390
Bank of New York Mellon Corp. / The (Capital Markets)		27,352	1,417,928
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	63,932	17,449,600
BlackRock, Inc. (Capital Markets)		4,932	4,136,271
Brown & Brown, Inc. (Insurance)		8,099	449,090
Capital One Financial Corp. (Consumer Finance)		15,396	2,493,690
CBOE Global Markets, Inc. (Capital Markets)		3,734	462,493
Charles Schwab Corp. / The (Capital Markets)		51,776	3,771,364
Chubb Ltd. (Insurance)		15,142	2,626,834
Cincinnati Financial Corp. (Insurance)		5,172	590,746
Citigroup, Inc. (Banks)		69,904	4,905,863
Common Stocks (Continued)		Shares	Value
Financials (continued)
Citizens Financial Group, Inc. (Banks)		14,780	$ 694,364
CME Group, Inc. (Capital Markets)		12,392	2,396,365
Comerica, Inc. (Banks)		4,612	371,266
Discover Financial Services (Consumer Finance)		10,335	1,269,655
Everest RE Group Ltd. (Insurance)		1,357	340,308
Fifth Third Bancorp (Banks)		23,843	1,011,897
First Republic Bank (Banks)		6,044	1,165,767
Franklin Resources, Inc. (Capital Markets)		9,862	293,099
Globe Life, Inc. (Insurance)		3,202	285,074
Goldman Sachs Group, Inc. / The (Capital Markets)		11,629	4,396,111
Hartford Financial Services Group, Inc. / The (Insurance)		12,014	843,984
Huntington Bancshares, Inc. (Banks)		51,064	789,449
Intercontinental Exchange, Inc. (Capital Markets)		19,399	2,227,393
Invesco Ltd. (Capital Markets)		11,748	283,244
JPMorgan Chase & Co. (Banks)		103,059	16,869,728
KeyCorp (Banks)		32,936	712,076
Lincoln National Corp. (Insurance)		6,012	413,325
Loews Corp. (Insurance)		7,022	378,696
M&T Bank Corp. (Banks)		4,407	658,141
MarketAxess Holdings, Inc. (Capital Markets)		1,309	550,683
Marsh & McLennan Cos., Inc. (Insurance)		17,472	2,645,785
MetLife, Inc. (Insurance)		25,148	1,552,386
Moody's Corp. (Capital Markets)		5,588	1,984,355
Morgan Stanley (Capital Markets)		50,347	4,899,267
MSCI, Inc. (Capital Markets)		2,833	1,723,427
Nasdaq, Inc. (Capital Markets)		4,069	785,398
Northern Trust Corp. (Capital Markets)		7,242	780,760
People's United Financial, Inc. (Banks)		14,449	252,424
PNC Financial Services Group, Inc. / The (Banks)		14,669	2,869,843
Principal Financial Group, Inc. (Insurance)		8,569	551,844
Progressive Corp. / The (Insurance)		20,144	1,820,816
Prudential Financial, Inc. (Insurance)		13,354	1,404,841
Raymond James Financial, Inc. (Capital Markets)		6,395	590,084
Regions Financial Corp. (Banks)		33,253	708,621
S&P Global, Inc. (Capital Markets)		8,315	3,532,960
State Street Corp. (Capital Markets)		12,609	1,068,235
SVB Financial Group (Banks)	(a)	2,017	1,304,757
Synchrony Financial (Consumer Finance)		19,637	959,857
T. Rowe Price Group, Inc. (Capital Markets)		7,855	1,545,079
Travelers Cos., Inc. / The (Insurance)		8,573	1,303,182
Truist Financial Corp. (Banks)		46,015	2,698,780
U.S. Bancorp (Banks)		46,513	2,764,733
W.R. Berkley Corp. (Insurance)		4,786	350,240
Wells Fargo & Co. (Banks)		141,621	6,572,631
Willis Towers Watson PLC (Insurance)		4,435	1,030,960
Zions Bancorp N.A. (Banks)		5,497	340,209
			143,523,460
Health Care–13.2%
Abbott Laboratories (Health Care Equip. & Supplies)		61,139	7,222,350
AbbVie, Inc. (Biotechnology)		60,969	6,576,726
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,569	510,741
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		10,423	1,641,935
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,535	1,686,865
AmerisourceBergen Corp. (Health Care Providers & Svs.)		5,201	621,259
Amgen, Inc. (Biotechnology)		19,568	4,161,135
Anthem, Inc. (Health Care Providers & Svs.)		8,408	3,134,502
Baxter International, Inc. (Health Care Equip. & Supplies)		17,325	1,393,450
Becton Dickinson and Co. (Health Care Equip. & Supplies)		9,905	2,434,847
Biogen, Inc. (Biotechnology)	(a)	5,136	1,453,437
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	743	554,241
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,332	645,447

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	49,043	$ 2,127,976
Bristol-Myers Squibb Co. (Pharmaceuticals)		76,626	4,533,960
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,875	488,418
Catalent, Inc. (Pharmaceuticals)	(a)	5,828	775,532
Centene Corp. (Health Care Providers & Svs.)	(a)	20,040	1,248,692
Cerner Corp. (Health Care Technology)		10,213	720,221
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,734	715,570
Cigna Corp. (Health Care Providers & Svs.)		11,734	2,348,677
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,700	702,627
CVS Health Corp. (Health Care Providers & Svs.)		45,434	3,855,529
Danaher Corp. (Health Care Equip. & Supplies)		21,920	6,673,325
DaVita, Inc. (Health Care Providers & Svs.)	(a)	2,322	269,956
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		7,545	437,987
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,340	1,826,512
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	21,466	2,430,166
Eli Lilly & Co. (Pharmaceuticals)		27,383	6,326,842
Gilead Sciences, Inc. (Biotechnology)		43,268	3,022,270
HCA Healthcare, Inc. (Health Care Providers & Svs.)		8,511	2,065,790
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,838	368,462
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	8,654	638,752
Humana, Inc. (Health Care Providers & Svs.)		4,432	1,724,713
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,937	1,826,520
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,074	2,058,065
Incyte Corp. (Biotechnology)	(a)	6,542	449,959
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,103	4,078,998
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,633	1,588,869
Johnson & Johnson (Pharmaceuticals)		90,785	14,661,778
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	3,336	938,884
McKesson Corp. (Health Care Providers & Svs.)		5,337	1,064,091
Medtronic PLC (Health Care Equip. & Supplies)		46,335	5,808,092
Merck & Co., Inc. (Pharmaceuticals)		87,221	6,551,169
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	801	1,103,265
Moderna, Inc. (Biotechnology)	(a)	12,112	4,661,424
Organon & Co. (Pharmaceuticals)		8,930	292,815
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3,863	669,419
Pfizer, Inc. (Pharmaceuticals)		193,292	8,313,489
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		4,222	613,499
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,635	2,199,829
ResMed, Inc. (Health Care Equip. & Supplies)		5,019	1,322,757
STERIS PLC (Health Care Equip. & Supplies)		3,442	703,132
Stryker Corp. (Health Care Equip. & Supplies)		11,570	3,051,240
Teleflex, Inc. (Health Care Equip. & Supplies)		1,609	605,869
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		13,570	7,752,948
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		32,523	12,708,037
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,569	355,473
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,969	1,626,887
Viatris, Inc. (Pharmaceuticals)		42,094	570,374
Waters Corp. (Life Sciences Tools & Svs.)	(a)	2,100	750,330
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,537	1,077,058
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		7,241	1,059,793
Zoetis, Inc. (Pharmaceuticals)		16,313	3,167,006
			166,969,981
Common Stocks (Continued)		Shares	Value
Industrials–8.1%
3M Co. (Industrial Conglomerates)		19,930	$ 3,496,121
A.O. Smith Corp. (Building Products)		4,483	273,777
Alaska Air Group, Inc. (Airlines)	(a)	4,327	253,562
Allegion PLC (Building Products)		3,088	408,172
American Airlines Group, Inc. (Airlines)	(a)	22,600	463,752
AMETEK, Inc. (Electrical Equip.)		8,018	994,312
Boeing Co. / The (Aerospace & Defense)	(a)	18,986	4,175,781
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		4,592	399,504
Carrier Global Corp. (Building Products)		30,000	1,552,800
Caterpillar, Inc. (Machinery)		18,914	3,630,921
Cintas Corp. (Commercial Svs. & Supplies)		3,031	1,153,780
Copart, Inc. (Commercial Svs. & Supplies)	(a)	7,343	1,018,621
CSX Corp. (Road & Rail)		77,790	2,313,475
Cummins, Inc. (Machinery)		4,948	1,111,123
Deere & Co. (Machinery)		9,791	3,280,670
Delta Air Lines, Inc. (Airlines)	(a)	21,928	934,352
Dover Corp. (Machinery)		5,008	778,744
Eaton Corp. PLC (Electrical Equip.)		13,747	2,052,565
Emerson Electric Co. (Electrical Equip.)		20,542	1,935,056
Equifax, Inc. (Professional Svs.)		4,176	1,058,282
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,884	700,961
Fastenal Co. (Trading Companies & Distributors)		19,694	1,016,407
FedEx Corp. (Air Freight & Logistics)		8,480	1,859,579
Fortive Corp. (Machinery)		12,348	871,398
Fortune Brands Home & Security, Inc. (Building Products)		4,752	424,924
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,183	892,127
General Dynamics Corp. (Aerospace & Defense)		7,992	1,566,672
General Electric Co. (Industrial Conglomerates)		37,890	3,903,807
Honeywell International, Inc. (Industrial Conglomerates)		23,802	5,052,688
Howmet Aerospace, Inc. (Aerospace & Defense)		13,409	418,361
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,408	271,828
IDEX Corp. (Machinery)		2,607	539,519
IHS Markit Ltd. (Professional Svs.)		13,756	1,604,225
Illinois Tool Works, Inc. (Machinery)		9,909	2,047,497
Ingersoll Rand, Inc. (Machinery)	(a)	13,978	704,631
J.B. Hunt Transport Services, Inc. (Road & Rail)		2,863	478,751
Jacobs Engineering Group, Inc. (Construction & Engineering)		4,493	595,457
Johnson Controls International PLC (Building Products)		24,645	1,677,832
Kansas City Southern (Road & Rail)		3,115	843,044
L3Harris Technologies, Inc. (Aerospace & Defense)		6,933	1,526,924
Leidos Holdings, Inc. (Professional Svs.)		4,874	468,538
Lockheed Martin Corp. (Aerospace & Defense)		8,493	2,930,934
Masco Corp. (Building Products)		8,521	473,341
Nielsen Holdings PLC (Professional Svs.)		12,544	240,719
Norfolk Southern Corp. (Road & Rail)		8,520	2,038,410
Northrop Grumman Corp. (Aerospace & Defense)		5,191	1,869,539
Old Dominion Freight Line, Inc. (Road & Rail)		3,242	927,147
Otis Worldwide Corp. (Machinery)		14,727	1,211,738
PACCAR, Inc. (Machinery)		11,894	938,674
Parker-Hannifin Corp. (Machinery)		4,442	1,242,072
Pentair PLC (Machinery)		5,653	410,577
Quanta Services, Inc. (Construction & Engineering)		4,820	548,612
Raytheon Technologies Corp. (Aerospace & Defense)		51,960	4,466,482
Republic Services, Inc. (Commercial Svs. & Supplies)		7,188	862,991
Robert Half International, Inc. (Professional Svs.)		3,823	383,562

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Rockwell Automation, Inc. (Electrical Equip.)		3,993	$ 1,174,102
Rollins, Inc. (Commercial Svs. & Supplies)		7,986	282,145
Roper Technologies, Inc. (Industrial Conglomerates)		3,646	1,626,590
Snap-on, Inc. (Machinery)		1,887	394,289
Southwest Airlines Co. (Airlines)	(a)	20,302	1,044,132
Stanley Black & Decker, Inc. (Machinery)		5,611	983,664
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,618	695,060
Textron, Inc. (Aerospace & Defense)		7,798	544,378
Trane Technologies PLC (Building Products)		8,173	1,411,068
TransDigm Group, Inc. (Aerospace & Defense)	(a)	1,805	1,127,349
Union Pacific Corp. (Road & Rail)		22,492	4,408,657
United Airlines Holdings, Inc. (Airlines)	(a)	11,281	536,637
United Parcel Service, Inc. Class B (Air Freight & Logistics)		25,109	4,572,349
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,506	879,431
Verisk Analytics, Inc. (Professional Svs.)		5,562	1,113,902
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,527	600,203
Waste Management, Inc. (Commercial Svs. & Supplies)		13,384	1,999,034
Westinghouse Air Brake Technologies Corp. (Machinery)		6,507	560,968
Xylem, Inc. (Machinery)		6,223	769,661
			102,018,957
Information Technology–27.4%
Accenture PLC Class A (IT Svs.)		21,866	6,995,371
Adobe, Inc. (Software)	(a)	16,431	9,459,655
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	41,815	4,302,763
Akamai Technologies, Inc. (IT Svs.)	(a)	5,676	593,653
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		20,585	1,507,440
Analog Devices, Inc. (Semiconductors & Equip.)		18,561	3,108,596
ANSYS, Inc. (Software)	(a)	3,026	1,030,202
Apple, Inc. (Tech. Hardware, Storage & Periph.)		541,565	76,631,447
Applied Materials, Inc. (Semiconductors & Equip.)		31,536	4,059,629
Arista Networks, Inc. (Communications Equip.)	(a)	1,953	671,129
Autodesk, Inc. (Software)	(a)	7,594	2,165,581
Automatic Data Processing, Inc. (IT Svs.)		14,589	2,916,633
Broadcom, Inc. (Semiconductors & Equip.)		14,150	6,861,759
Broadridge Financial Solutions, Inc. (IT Svs.)		4,021	670,059
Cadence Design Systems, Inc. (Software)	(a)	9,517	1,441,254
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,732	861,319
Ceridian HCM Holding, Inc. (Software)	(a)	4,646	523,233
Cisco Systems, Inc. (Communications Equip.)		145,227	7,904,706
Citrix Systems, Inc. (Software)		4,275	459,007
Cognizant Technology Solutions Corp. Class A (IT Svs.)		18,173	1,348,618
Corning, Inc. (Electronic Equip., Instr. & Comp.)		26,521	967,751
DXC Technology Co. (IT Svs.)	(a)	8,687	291,970
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,623	693,311
F5 Networks, Inc. (Communications Equip.)	(a)	2,056	408,692
Fidelity National Information Services, Inc. (IT Svs.)		21,292	2,590,811
Fiserv, Inc. (IT Svs.)	(a)	20,563	2,231,085
FleetCor Technologies, Inc. (IT Svs.)	(a)	2,876	751,413
Fortinet, Inc. (Software)	(a)	4,675	1,365,287
Gartner, Inc. (IT Svs.)	(a)	2,889	877,909
Global Payments, Inc. (IT Svs.)		10,125	1,595,497
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		45,232	644,556
HP, Inc. (Tech. Hardware, Storage & Periph.)		41,227	1,127,971
Intel Corp. (Semiconductors & Equip.)		139,911	7,454,458
International Business Machines Corp. (IT Svs.)		30,965	4,301,967
Intuit, Inc. (Software)		9,412	5,077,868
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,201	190,238
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Jack Henry & Associates, Inc. (IT Svs.)		2,602	$ 426,884
Juniper Networks, Inc. (Communications Equip.)		11,425	314,416
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,315	1,037,491
KLA Corp. (Semiconductors & Equip.)		5,270	1,762,868
Lam Research Corp. (Semiconductors & Equip.)		4,923	2,801,925
Mastercard, Inc. Class A (IT Svs.)		30,039	10,443,960
Microchip Technology, Inc. (Semiconductors & Equip.)		9,432	1,447,718
Micron Technology, Inc. (Semiconductors & Equip.)		38,720	2,748,346
Microsoft Corp. (Software)		259,173	73,066,052
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,487	720,719
Motorola Solutions, Inc. (Communications Equip.)		5,843	1,357,446
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,660	687,562
NortonLifeLock, Inc. (Software)		19,893	503,293
NVIDIA Corp. (Semiconductors & Equip.)		85,947	17,804,781
NXP Semiconductors N.V. (Semiconductors & Equip.)		9,149	1,792,015
Oracle Corp. (Software)		56,818	4,950,552
Paychex, Inc. (IT Svs.)		11,024	1,239,649
Paycom Software, Inc. (Software)	(a)	1,650	817,988
PayPal Holdings, Inc. (IT Svs.)	(a)	40,511	10,541,367
PTC, Inc. (Software)	(a)	3,698	442,983
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,799	635,155
QUALCOMM, Inc. (Semiconductors & Equip.)		38,943	5,022,868
salesforce.com, Inc. (Software)	(a)	33,506	9,087,497
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		7,235	597,032
ServiceNow, Inc. (Software)	(a)	6,843	4,258,194
Skyworks Solutions, Inc. (Semiconductors & Equip.)		5,733	944,684
Synopsys, Inc. (Software)	(a)	5,271	1,578,190
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		11,325	1,554,016
Teradyne, Inc. (Semiconductors & Equip.)		5,633	614,955
Texas Instruments, Inc. (Semiconductors & Equip.)		31,874	6,126,502
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,687	714,506
Tyler Technologies, Inc. (Software)	(a)	1,401	642,569
VeriSign, Inc. (IT Svs.)	(a)	3,355	687,809
Visa, Inc. (IT Svs.)		58,193	12,962,491
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	10,577	596,966
Western Union Co. / The (IT Svs.)		13,868	280,411
Xilinx, Inc. (Semiconductors & Equip.)		8,556	1,291,870
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,832	944,249
			347,530,817
Materials–2.5%
Air Products & Chemicals, Inc. (Chemicals)		7,627	1,953,351
Albemarle Corp. (Chemicals)		4,004	876,756
Amcor PLC (Containers & Packaging)		53,364	618,489
Avery Dennison Corp. (Containers & Packaging)		2,870	594,693
Ball Corp. (Containers & Packaging)		11,257	1,012,792
Celanese Corp. (Chemicals)		3,867	582,525
CF Industries Holdings, Inc. (Chemicals)		7,531	420,380
Corteva, Inc. (Chemicals)		25,304	1,064,792
Dow, Inc. (Chemicals)		25,611	1,474,169
DuPont de Nemours, Inc. (Chemicals)		18,026	1,225,588
Eastman Chemical Co. (Chemicals)		4,670	470,456
Ecolab, Inc. (Chemicals)		8,562	1,786,204
FMC Corp. (Chemicals)		4,511	413,027
Freeport-McMoRan, Inc. (Metals & Mining)		50,757	1,651,125
International Flavors & Fragrances, Inc. (Chemicals)		8,574	1,146,515
International Paper Co. (Containers & Packaging)		13,577	759,226
Linde PLC (Chemicals)		17,815	5,226,565

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
LyondellBasell Industries N.V. Class A (Chemicals)		9,112	$ 855,161
Martin Marietta Materials, Inc. (Construction Materials)		2,152	735,295
Mosaic Co. / The (Chemicals)		11,718	418,567
Newmont Corp. (Metals & Mining)		27,658	1,501,829
Nucor Corp. (Metals & Mining)		10,105	995,242
Packaging Corp. of America (Containers & Packaging)		3,323	456,713
PPG Industries, Inc. (Chemicals)		8,168	1,168,106
Sealed Air Corp. (Containers & Packaging)		5,048	276,580
Sherwin-Williams Co. / The (Chemicals)		8,360	2,338,543
Vulcan Materials Co. (Construction Materials)		4,537	767,479
Westrock Co. (Containers & Packaging)		9,241	460,479
			31,250,647
Real Estate–2.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,760	909,493
American Tower Corp. (Equity REIT)		15,688	4,163,752
AvalonBay Communities, Inc. (Equity REIT)		4,842	1,073,181
Boston Properties, Inc. (Equity REIT)		4,953	536,657
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	11,656	1,134,828
Crown Castle International Corp. (Equity REIT)		14,908	2,583,855
Digital Realty Trust, Inc. (Equity REIT)		9,714	1,403,187
Duke Realty Corp. (Equity REIT)		12,926	618,768
Equinix, Inc. (Equity REIT)		3,092	2,443,082
Equity Residential (Equity REIT)		11,733	949,434
Essex Property Trust, Inc. (Equity REIT)		2,243	717,177
Extra Space Storage, Inc. (Equity REIT)		4,648	780,817
Federal Realty Investment Trust (Equity REIT)		2,367	279,282
Healthpeak Properties, Inc. (Equity REIT)		18,668	625,005
Host Hotels & Resorts, Inc. (Equity REIT)	(a)	24,409	398,599
Iron Mountain, Inc. (Equity REIT)		9,990	434,065
Kimco Realty Corp. (Equity REIT)		21,176	439,402
Mid-America Apartment Communities, Inc. (Equity REIT)		3,971	741,584
Prologis, Inc. (Equity REIT)		25,513	3,200,096
Public Storage (Equity REIT)		5,246	1,558,587
Realty Income Corp. (Equity REIT)		13,457	872,821
Regency Centers Corp. (Equity REIT)		5,275	355,166
SBA Communications Corp. (Equity REIT)		3,767	1,245,257
Simon Property Group, Inc. (Equity REIT)		11,337	1,473,470
UDR, Inc. (Equity REIT)		9,619	509,615
Ventas, Inc. (Equity REIT)		13,570	749,200
Vornado Realty Trust (Equity REIT)		5,376	225,846
Welltower, Inc. (Equity REIT)		14,575	1,200,980
Weyerhaeuser Co. (Equity REIT)		25,996	924,678
			32,547,884
Common Stocks (Continued)	Shares	Value
Utilities–2.4%
AES Corp. / The (Ind. Power & Renewable Elec.)	23,054	$ 526,323
Alliant Energy Corp. (Electric Utilities)	8,658	484,675
Ameren Corp. (Multi-Utilities)	8,955	725,355
American Electric Power Co., Inc. (Electric Utilities)	17,219	1,397,838
American Water Works Co., Inc. (Water Utilities)	6,295	1,064,107
Atmos Energy Corp. (Gas Utilities)	4,522	398,840
CenterPoint Energy, Inc. (Multi-Utilities)	20,426	502,480
CMS Energy Corp. (Multi-Utilities)	10,049	600,227
Consolidated Edison, Inc. (Multi-Utilities)	12,065	875,798
Dominion Energy, Inc. (Multi-Utilities)	27,791	2,029,299
DTE Energy Co. (Multi-Utilities)	6,735	752,367
Duke Energy Corp. (Electric Utilities)	26,530	2,589,063
Edison International (Electric Utilities)	13,092	726,213
Entergy Corp. (Electric Utilities)	6,975	692,687
Evergy, Inc. (Electric Utilities)	7,945	494,179
Eversource Energy (Electric Utilities)	11,914	974,089
Exelon Corp. (Electric Utilities)	33,812	1,634,472
FirstEnergy Corp. (Electric Utilities)	18,599	662,496
NextEra Energy, Inc. (Electric Utilities)	67,711	5,316,668
NiSource, Inc. (Multi-Utilities)	13,426	325,312
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	8,523	347,994
Pinnacle West Capital Corp. (Electric Utilities)	3,947	285,605
PPL Corp. (Electric Utilities)	26,582	741,106
Public Service Enterprise Group, Inc. (Multi-Utilities)	17,544	1,068,430
Sempra Energy (Multi-Utilities)	10,975	1,388,337
Southern Co. / The (Electric Utilities)	36,487	2,261,099
WEC Energy Group, Inc. (Multi-Utilities)	10,801	952,648
Xcel Energy, Inc. (Electric Utilities)	18,489	1,155,563
		30,973,270
Total Common Stocks (Cost $770,680,744)		$1,260,123,576

Money Market Funds–0.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	4,079,742	$ 4,080,558
State Street Institutional U.S. Government Money Market Fund, 0.025%	(b)	45,107	45,107
Total Money Market Funds (Cost $4,125,665)			$4,125,665
Total Investments – 99.7% (Cost $774,806,409)	(c)		$1,264,249,241
Other Assets in Excess of Liabilities – 0.3%	(d)		3,303,947
Net Assets – 100.0%			$1,267,553,188

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $253,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	22	December 17, 2021	$4,896,522	$4,727,525	$(168,997)	$(47,175)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–7.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	2,227	$ 5,953,929
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	711	1,895,035
Altice U.S.A., Inc. Class A (Media)	(a)	37,112	768,961
AT&T, Inc. (Diversified Telecom. Svs.)		89,800	2,425,498
Comcast Corp. Class A (Media)		42,919	2,400,460
Discovery, Inc. Class A (Media)	(a)	26,070	661,657
Discovery, Inc. Class C (Media)	(a)	5,774	140,135
Fox Corp. Class A (Media)		20,273	813,150
Fox Corp. Class B (Media)		2,769	102,785
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	1,578	62,883
Live Nation Entertainment, Inc. (Entertainment)	(a)	8,684	791,373
Nexstar Media Group, Inc. Class A (Media)		443	67,318
Roku, Inc. (Entertainment)	(a)	4,236	1,327,351
Sirius XM Holdings, Inc. (Media)		370,744	2,261,538
Spotify Technology SA (Entertainment)	(a)	515	116,050
TEGNA, Inc. (Media)		21,450	422,994
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	24,250	773,332
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2,489	134,431
ViacomCBS, Inc. Class B (Media)		2,822	111,497
Walt Disney Co. / The (Entertainment)	(a)	18,381	3,109,514
Warner Music Group Corp. Class A (Entertainment)		3,178	135,828
Zillow Group, Inc. Class C (Interactive Media & Svs.)	(a)	688	60,640
Zynga, Inc. Class A (Entertainment)	(a)	224,122	1,687,639
			26,223,998
Consumer Discretionary–6.2%
Advance Auto Parts, Inc. (Specialty Retail)		2,445	510,736
American Eagle Outfitters, Inc. (Specialty Retail)		23,142	597,064
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	649	1,540,642
BorgWarner, Inc. (Auto Components)		61,501	2,657,458
D.R. Horton, Inc. (Household Durables)		9,469	795,112
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,665	794,138
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	182	37,849
Genuine Parts Co. (Distributors)		1,597	193,604
Kohl's Corp. (Multiline Retail)		10,852	511,021
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		21,495	526,842
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,877	1,658,113
Meritage Homes Corp. (Household Durables)	(a)	291	28,227
National Vision Holdings, Inc. (Specialty Retail)	(a)	7,715	437,980
Penske Automotive Group, Inc. (Specialty Retail)		5,489	552,193
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		5,895	654,581
Service Corp. International (Diversified Consumer Svs.)		18,665	1,124,753
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	2,665	113,262
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	6,115	257,564
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	4,076	162,836
Target Corp. (Multiline Retail)		20,093	4,596,676
Tesla, Inc. (Automobiles)	(a)	1,389	1,077,142
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
TJX Cos., Inc. / The (Specialty Retail)		9,621	$ 634,794
Tractor Supply Co. (Specialty Retail)		1,694	343,221
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	3,603	63,125
Whirlpool Corp. (Household Durables)		6,960	1,418,866
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	15,941	1,351,000
			22,638,799
Consumer Staples–6.5%
Colgate-Palmolive Co. (Household Products)		30,679	2,318,719
Conagra Brands, Inc. (Food Products)		111,011	3,759,943
Costco Wholesale Corp. (Food & Staples Retailing)		9,425	4,235,124
Kellogg Co. (Food Products)		17,238	1,101,853
Keurig Dr Pepper, Inc. (Beverages)		7,370	251,759
McCormick & Co., Inc. (Food Products)		17,894	1,449,951
Molson Coors Beverage Co. Class B (Beverages)		45,961	2,131,671
PepsiCo, Inc. (Beverages)		5,111	768,745
Procter & Gamble Co. / The (Household Products)		55,740	7,792,452
			23,810,217
Energy–4.7%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		21,729	226,416
Chevron Corp. (Oil, Gas & Consumable Fuels)		42,747	4,336,683
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		58,510	4,696,598
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,255	603,199
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		47,642	797,051
NOV, Inc. (Energy Equip. & Svs.)	(a)	27,656	362,570
Phillips 66 (Oil, Gas & Consumable Fuels)		48,035	3,363,891
Schlumberger N.V. (Energy Equip. & Svs.)		95,793	2,839,305
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,128	133,020
			17,358,733
Financials–21.3%
Ally Financial, Inc. (Consumer Finance)		86,071	4,393,924
American Express Co. (Consumer Finance)		27,475	4,602,887
American International Group, Inc. (Insurance)		3,283	180,204
Athene Holding Ltd. Class A (Insurance)	(a)	2,111	145,385
Bank of America Corp. (Banks)		83,686	3,552,471
Bank of Hawaii Corp. (Banks)		12,539	1,030,330
Bank of New York Mellon Corp. / The (Capital Markets)		53,679	2,782,719
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	19,369	5,286,575
Capital One Financial Corp. (Consumer Finance)		871	141,076
Cincinnati Financial Corp. (Insurance)		3,792	433,122
Citigroup, Inc. (Banks)		90,771	6,370,309
CME Group, Inc. (Capital Markets)		24,405	4,719,439
Cullen / Frost Bankers, Inc. (Banks)		766	90,863
Essent Group Ltd. (Thrifts & Mortgage Finance)		9,319	410,129
Everest RE Group Ltd. (Insurance)		6,952	1,743,423
First Republic Bank (Banks)		3,305	637,468
Hanover Insurance Group, Inc. / The (Insurance)		1,736	225,020
Hartford Financial Services Group, Inc. / The (Insurance)		667	46,857

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Huntington Bancshares, Inc. (Banks)		17,058	$ 263,717
Interactive Brokers Group, Inc. Class A (Capital Markets)		880	54,859
Intercontinental Exchange, Inc. (Capital Markets)		1,271	145,936
JPMorgan Chase & Co. (Banks)		36,315	5,944,402
KKR & Co., Inc. (Capital Markets)		5,786	352,252
Marsh & McLennan Cos., Inc. (Insurance)		34,421	5,212,372
MetLife, Inc. (Insurance)		77,189	4,764,877
Morgan Stanley (Capital Markets)		29,043	2,826,174
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		159,984	2,058,994
Progressive Corp. / The (Insurance)		3,189	288,254
Radian Group, Inc. (Thrifts & Mortgage Finance)		53,080	1,205,978
Regions Financial Corp. (Banks)		28,687	611,320
Reinsurance Group of America, Inc. (Insurance)		958	106,587
Signature Bank (Banks)		3,105	845,429
Stifel Financial Corp. (Capital Markets)		24,914	1,693,155
Travelers Cos., Inc. / The (Insurance)		30,490	4,634,785
Truist Financial Corp. (Banks)		61,848	3,627,385
Voya Financial, Inc. (Diversified Financial Svs.)		59,390	3,645,952
Wells Fargo & Co. (Banks)		23,232	1,078,197
Willis Towers Watson PLC (Insurance)		5,523	1,283,877
Wintrust Financial Corp. (Banks)		3,673	295,199
			77,731,902
Health Care–16.9%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,118	176,119
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,133	1,419,362
AmerisourceBergen Corp. (Health Care Providers & Svs.)		1,511	180,489
Anthem, Inc. (Health Care Providers & Svs.)		9,036	3,368,621
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	54,066	4,178,761
Bridgebio Pharma, Inc. (Biotechnology)	(a)	2,295	107,567
Bristol-Myers Squibb Co. (Pharmaceuticals)		72,279	4,276,748
Bruker Corp. (Life Sciences Tools & Svs.)		2,578	201,342
Cerner Corp. (Health Care Technology)		28,374	2,000,935
Cigna Corp. (Health Care Providers & Svs.)		10,596	2,120,895
CVS Health Corp. (Health Care Providers & Svs.)		3,434	291,409
Danaher Corp. (Health Care Equip. & Supplies)		16,843	5,127,683
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	452	247,181
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	17,667	738,657
Gilead Sciences, Inc. (Biotechnology)		52,883	3,693,878
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	8,879	655,359
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	6,406	3,983,891
Johnson & Johnson (Pharmaceuticals)		72,634	11,730,391
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	295	46,288
McKesson Corp. (Health Care Providers & Svs.)		12,100	2,412,498
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	580	157,360
Pfizer, Inc. (Pharmaceuticals)		76,424	3,286,996
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	13,544	633,724
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	795	481,118
Stryker Corp. (Health Care Equip. & Supplies)		12,129	3,198,660
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3,437	300,669
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,511	4,888,548
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,714	$ 1,217,852
Zoetis, Inc. (Pharmaceuticals)		3,691	716,571
			61,839,572
Industrials–12.4%
Alaska Air Group, Inc. (Airlines)	(a)	22,815	1,336,959
Allegion PLC (Building Products)		12,666	1,674,192
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		22,092	1,922,004
Caterpillar, Inc. (Machinery)		8,284	1,590,279
Equifax, Inc. (Professional Svs.)		10,658	2,700,950
Expeditors International of Washington, Inc. (Air Freight & Logistics)		23,086	2,750,235
Honeywell International, Inc. (Industrial Conglomerates)		27,890	5,920,489
IAA, Inc. (Commercial Svs. & Supplies)	(a)	36,148	1,972,596
IHS Markit Ltd. (Professional Svs.)		3,386	394,875
Landstar System, Inc. (Road & Rail)		15,788	2,491,662
Lennox International, Inc. (Building Products)		3,871	1,138,732
Lockheed Martin Corp. (Aerospace & Defense)		11,757	4,057,341
Mercury Systems, Inc. (Aerospace & Defense)	(a)	5,747	272,523
Northrop Grumman Corp. (Aerospace & Defense)		105	37,816
Otis Worldwide Corp. (Machinery)		56,209	4,624,877
Owens Corning (Building Products)		3,779	323,105
Roper Technologies, Inc. (Industrial Conglomerates)		2,346	1,046,621
Ryder System, Inc. (Road & Rail)		47,002	3,887,535
Schneider National, Inc. Class B (Road & Rail)		41,721	948,736
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	3,342	666,629
Snap-on, Inc. (Machinery)		1,792	374,438
Stanley Black & Decker, Inc. (Machinery)		7,841	1,374,606
Timken Co. / The (Machinery)		2,817	184,288
Trane Technologies PLC (Building Products)		18,710	3,230,282
Waste Connections, Inc. (Commercial Svs. & Supplies)		3,285	413,680
XPO Logistics, Inc. (Road & Rail)	(a)	1,454	115,709
			45,451,159
Information Technology–10.8%
ACI Worldwide, Inc. (Software)	(a)	2,116	65,025
Adobe, Inc. (Software)	(a)	521	299,950
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	1,135	116,791
Analog Devices, Inc. (Semiconductors & Equip.)		1,552	259,929
Applied Materials, Inc. (Semiconductors & Equip.)		3,481	448,109
Automatic Data Processing, Inc. (IT Svs.)		10,732	2,145,541
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		1,381	51,056
Ciena Corp. (Communications Equip.)	(a)	3,983	204,527
Cisco Systems, Inc. (Communications Equip.)		4,780	260,175
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	5,342	555,782
Fidelity National Information Services, Inc. (IT Svs.)		43,596	5,304,761
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,155	250,260
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		285,882	4,073,818
HubSpot, Inc. (Software)	(a)	1,015	686,231
Intel Corp. (Semiconductors & Equip.)		108,320	5,771,290
Intuit, Inc. (Software)		7,288	3,931,949
Juniper Networks, Inc. (Communications Equip.)		52,440	1,443,149
Motorola Solutions, Inc. (Communications Equip.)		600	139,392

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		16,153	$ 1,449,893
NVIDIA Corp. (Semiconductors & Equip.)		3,246	672,441
Okta, Inc. (IT Svs.)	(a)	2,350	557,749
PagerDuty, Inc. (Software)	(a)	11,983	496,336
ServiceNow, Inc. (Software)	(a)	1,525	948,962
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	2,116	296,579
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,942	528,766
Toast, Inc. Class A (IT Svs.)	(a)	2,698	134,765
Twilio, Inc. Class A (IT Svs.)	(a)	3,073	980,441
Visa, Inc. (IT Svs.)		11,461	2,552,938
VMware, Inc. Class A (Software)	(a)	14,453	2,149,161
Workday, Inc. Class A (Software)	(a)	11,285	2,820,009
			39,595,775
Materials–3.1%
Amcor PLC (Containers & Packaging)		59,097	684,934
Amyris, Inc. (Chemicals)	(a)	2,413	33,130
Avery Dennison Corp. (Containers & Packaging)		4,223	875,048
Crown Holdings, Inc. (Containers & Packaging)		2,198	221,514
Ecolab, Inc. (Chemicals)		4,688	978,011
LyondellBasell Industries N.V. Class A (Chemicals)		10,768	1,010,577
Martin Marietta Materials, Inc. (Construction Materials)		3,013	1,029,482
Mosaic Co. / The (Chemicals)		13,410	479,005
PPG Industries, Inc. (Chemicals)		1,833	262,137
Reliance Steel & Aluminum Co. (Metals & Mining)		17,425	2,481,669
Sherwin-Williams Co. / The (Chemicals)		5,190	1,451,799
Vulcan Materials Co. (Construction Materials)		11,351	1,920,135
			11,427,441
Common Stocks (Continued)		Shares	Value
Real Estate–3.7%
Brixmor Property Group, Inc. (Equity REIT)		23,868	$ 527,721
Camden Property Trust (Equity REIT)		3,314	488,716
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	6,628	645,302
Equity Residential (Equity REIT)		15,850	1,282,582
Life Storage, Inc. (Equity REIT)		32,071	3,679,827
Prologis, Inc. (Equity REIT)		44,257	5,551,155
VICI Properties, Inc. (Equity REIT)		45,253	1,285,638
			13,460,941
Utilities–5.8%
CMS Energy Corp. (Multi-Utilities)		17,235	1,029,446
Consolidated Edison, Inc. (Multi-Utilities)		61,357	4,453,905
DTE Energy Co. (Multi-Utilities)		34,335	3,835,563
Eversource Energy (Electric Utilities)		2,377	194,343
NextEra Energy, Inc. (Electric Utilities)		28,696	2,253,210
NiSource, Inc. (Multi-Utilities)		56,317	1,364,561
OGE Energy Corp. (Electric Utilities)		113,916	3,754,671
Pinnacle West Capital Corp. (Electric Utilities)		15,217	1,101,102
Portland General Electric Co. (Electric Utilities)		5,585	262,439
Southern Co. / The (Electric Utilities)		32,377	2,006,403
UGI Corp. (Gas Utilities)		24,729	1,053,950
			21,309,593
Total Common Stocks (Cost $347,056,799)			$360,848,130

Money Market Funds–1.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	4,400,300	$ 4,401,180
Total Money Market Funds (Cost $4,401,180)			$4,401,180
Total Investments – 99.8% (Cost $351,457,979)	(c)		$365,249,310
Other Assets in Excess of Liabilities – 0.2%	(d)		646,808
Net Assets – 100.0%			$365,896,118

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $316,250 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	25	December 17, 2021	$5,557,341	$5,372,188	$(185,153)	$(65,000)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds–99.5%		Rate	Maturity	Face Amount	Value
Communication Services–17.7%
AMC Networks, Inc. (Media)		5.000%	04/01/2024	$ 240,000	$ 242,700
AMC Networks, Inc. (Media)		4.750%	08/01/2025	175,000	179,375
AMC Networks, Inc. (Media)		4.250%	02/15/2029	175,000	174,125
Audacy Capital Corp. (Media)	(a)	6.500%	05/01/2027	450,000	460,278
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	350,000	352,772
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	400,000	422,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	225,000	234,295
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	678,535
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	189,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	2,175,000	2,273,908
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	257,930
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	99,063
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	401,692
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,145,210
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	594,427
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	300,000	305,018
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	196,250
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	639,883
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	186,000
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	148,125
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	356,000	368,460
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	400,000	264,000
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	400,000	175,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)	(a)	5.875%	08/15/2027	275,000	287,031
DISH DBS Corp. (Media)		5.875%	11/15/2024	125,000	134,410
DISH DBS Corp. (Media)		7.750%	07/01/2026	400,000	451,690
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	106,048
DISH DBS Corp. (Media)		5.125%	06/01/2029	625,000	612,369
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	774,187
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	73,688
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	44,073
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	1,025,707	1,096,224
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	250,000	259,765
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	103,050
Intelsat Jackson Holdings SA (Acquired 05/15/2018, Cost $259,500) (Diversified Telecom. Svs.)	(b)	5.500%	08/01/2023	300,000	167,250
Intelsat Jackson Holdings SA (Acquired 10/02/2018, Cost $50,375) (Diversified Telecom. Svs.)	(a)(b)	8.500%	10/15/2024	50,000	28,500
Intelsat Jackson Holdings SA (Acquired 06/19/2017, Cost $250,000) (Diversified Telecom. Svs.)	(a)(b)	9.750%	07/15/2025	250,000	135,625
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	159,000
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	100,000
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	450,000	471,026
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	78,411
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	364,437
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	148,220
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	650,000	672,587
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	225,000	231,739
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	317,393
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	778,020
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	350,000	337,827
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	375,000	368,437
Scripps Escrow II, Inc. (Media)	(a)	3.875%	01/15/2029	100,000	100,349
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	300,000	294,945
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	350,000	359,187
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	650,000	663,812
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	124,063
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	275,000	272,773
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	228,094
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	78,375
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	175,000	177,953
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	477,203
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	600,000	586,125
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	300,000	350,694
TEGNA, Inc. (Media)		4.625%	03/15/2028	300,000	306,705
TEGNA, Inc. (Media)		5.000%	09/15/2029	750,000	772,537
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	840,400
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	1,000,000	1,057,380
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	2.250%	02/15/2026	200,000	202,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.375%	04/15/2029	500,000	521,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	150,000	151,275
Townsquare Media, Inc. (Media)	(a)	6.875%	02/01/2026	100,000	104,906
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	279,469
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	725,000	742,298
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	400,000	428,866
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	325,000	333,279
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	203,250
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	593,889
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	199,500
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	408,672
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	78,000

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	$ 477,000	$ 493,099
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	625,000	646,131
					30,366,157
Consumer Discretionary–12.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,800,000	1,782,000
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	175,000	189,000
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	775,000	793,422
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	400,000	420,690
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	625,000	657,031
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	102,750
Bally's Corp. (Hotels, Restaurants & Leisure)	(a)	6.750%	06/01/2027	105,000	114,319
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	50,000	54,188
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	283,440
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	206,250
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	342,146
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	505,901
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	125,000	126,563
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	50,000	52,711
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	400,000	405,440
CCM Merger, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2026	50,000	52,625
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	112,000	117,673
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	1,250,000	1,329,687
Dana, Inc. (Auto Components)		4.250%	09/01/2030	250,000	257,112
Dornoch Debt Merger Sub, Inc. (Auto Components)	(a)	6.625%	10/15/2029	375,000	375,000
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	75,000	75,188
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	100,000	100,000
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,193,832
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	950,000	985,625
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	05/01/2025	25,000	26,125
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	75,000	80,775
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	160,914
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	300,000	295,500
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	400,000	410,000
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	400,000	416,956
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	550,000	578,875
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	548,105
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	100,000	107,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	3.875%	02/15/2029	50,000	53,250
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	400,000	421,500
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	498,000	522,277
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	225,000	237,094
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	203,750
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	100,000	105,000
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	884,935
NMG Holding Co., Inc. / Neiman Marcus Group LLC (Specialty Retail)	(a)	7.125%	04/01/2026	250,000	265,312
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	51,500
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	125,000	123,550
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	51,063
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	850,000	881,875
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	350,000	379,027
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.250%	03/15/2026	150,000	159,187
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	250,000	280,909
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	500,000	511,562
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	425,000	405,875
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	500,000	516,250
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	50,000	53,250
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	610,000	618,662
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	203,170
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	75,000	78,803
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	77,749
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	75,000	78,295
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	81,287
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	106,750
					20,499,475
Consumer Staples–3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	116,000	118,308
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.250%	03/15/2026	175,000	177,625
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,500
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	425,000	424,139

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	$ 175,000	$ 184,823
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	200,000	199,690
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	152,587
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	421,789
Kraft Heinz Foods Co. (Food Products)		4.250%	03/01/2031	500,000	565,261
Kraft Heinz Foods Co. (Food Products)		5.200%	07/15/2045	275,000	344,450
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	500,000	568,910
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	4.250%	08/01/2029	250,000	250,625
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	571,574
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	500,000	525,300
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	150,000	151,160
Post Holdings, Inc. (Food Products)	(a)	4.500%	09/15/2031	350,000	345,845
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	6.250%	04/15/2025	100,000	104,895
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	350,000	359,187
					5,572,668
Energy–15.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	136,681
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	258,262
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	647,656
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	625,000	643,750
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/15/2026	16,000	18,124
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.625%	02/01/2029	125,000	139,750
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	236,959
Apache Corp. (Oil, Gas & Consumable Fuels)		4.625%	11/15/2025	75,000	80,625
Apache Corp. (Oil, Gas & Consumable Fuels)		4.875%	11/15/2027	125,000	136,315
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	656,250
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	465,401
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	439,335
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	100,000	109,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	76,629
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	330,997
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	439,821
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	119,586
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	356,557
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	125,000	132,891
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.000%	03/01/2031	725,000	759,220
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	3.250%	01/31/2032	150,000	150,495
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	175,000	184,406
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	52,250
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	53,423
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	425,000	431,577
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	761,540
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	540,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	104,000
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.375%	01/15/2028	225,000	248,906
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	350,000	423,062
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	600,000	614,070
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	50,000	52,205
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	200,000	206,000
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2025	200,000	210,750
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.500%	01/30/2026	50,000	52,120
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	105,250
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	900,000	930,937
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	59,000	61,614
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.000%	07/01/2025	225,000	246,645
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	325,000	365,544
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	384,517
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	225,000	233,438
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	525,000	546,010
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	85,313
EQT Corp. (Oil, Gas & Consumable Fuels)		6.625%	02/01/2025	100,000	114,455
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.125%	05/15/2026	250,000	256,280
EQT Corp. (Oil, Gas & Consumable Fuels)		3.900%	10/01/2027	25,000	27,056
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	75,000	84,446
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	125,000	130,250
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	313,365
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	101,125
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	304,200
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	225,000	218,835
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	200,000	189,500
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	625,000	665,625
Oasis Midstream Partners LP / OMP Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	250,000	260,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	78,563
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.500%	06/15/2025	275,000	285,835
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	100,000	119,400

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	$ 225,000	$ 252,169
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.200%	08/15/2026	200,000	204,188
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	509,411
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	275,000	338,937
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	225,000	283,078
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	325,000	320,541
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.100%	02/15/2047	150,000	142,635
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	08/15/2049	200,000	196,250
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	150,000	152,250
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	260,312
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	102,750
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	182,778
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	79,185
Range Resources Corp. (Oil, Gas & Consumable Fuels)		9.250%	02/01/2026	150,000	163,508
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	01/15/2029	200,000	225,010
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	200,000	208,260
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	125,000	126,875
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	225,000	176,625
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	280,855
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	25,636
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	51,766
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	225,000	254,864
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	80,942
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	275,000	273,256
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	250,000	227,500
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	100,000	102,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	150,000	156,656
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	725,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	26,956
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	475,000	498,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	475,000	519,383
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	80,906
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	228,938
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	963,112
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	158,790
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	100,000	101,523
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	54,081
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	187,688
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	81,771
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.450%	04/01/2044	175,000	201,012
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	576,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	100,000	117,000
					26,276,928
Financials–9.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	675,000	698,625
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	400,000	405,620
Ardonagh Midco 2 PLC (Insurance)	(a)(c)	11.500%, 12.700% PIK	01/15/2027	424,477	463,741
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	675,000	685,766
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	201,240
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	525,000	523,031
Ford Motor Credit Co. LLC (Consumer Finance)		3.813%	10/12/2021	300,000	300,150
Ford Motor Credit Co. LLC (Consumer Finance)		3.096%	05/04/2023	400,000	406,500
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	394,309
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	434,500
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	590,812
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	239,906
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	200,400
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	478,881
Ford Motor Credit Co. LLC (Consumer Finance)		4.125%	08/17/2027	300,000	318,150
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	586,688
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	275,000	286,000
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	275,000	290,125
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,000,000	2,067,500
LD Holdings Group LLC (Thrifts & Mortgage Finance)	(a)	6.125%	04/01/2028	325,000	306,313
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	650,000	693,875
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	191,188
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	137,954
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,250,000	1,276,312
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.250%	01/15/2029	100,000	99,115
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.625%	03/15/2030	225,000	225,476

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Rocket Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	$ 425,000	$ 457,938
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	200,000	202,250
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	350,000	353,063
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	4.000%	10/15/2033	450,000	446,625
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	700,000	705,250
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	225,000	218,453
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	1,068,606
					15,954,362
Health Care–12.9%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	26,280
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	25,000	26,031
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	250,000	249,813
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	275,000	275,137
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	100,000	101,000
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	600,000	631,500
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	559,230
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	857,000	874,697
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	203,000
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	425,000	448,577
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	175,000	183,313
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	200,000	189,744
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	4.875%	06/01/2028	150,000	155,438
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	175,000	162,969
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	173,166
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	575,000	589,289
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	01/30/2030	375,000	349,687
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	225,000	206,912
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	150,000	150,000
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	800,000	837,320
Centene Corp. (Health Care Providers & Svs.)		2.450%	07/15/2028	75,000	75,375
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	425,000	463,165
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	51,765
Centene Corp. (Health Care Providers & Svs.)		2.625%	08/01/2031	200,000	198,648
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	102,125
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4.000%	03/15/2031	125,000	130,966
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	100,000	104,625
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	350,000	371,166
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	150,000	157,070
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	53,000
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	500,000	501,175
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	145,759
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4.625%	06/01/2030	350,000	360,014
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	175,000	175,389
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	402,000	287,430
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. (Pharmaceuticals)	(a)	6.125%	04/01/2029	150,000	150,000
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	825,000	852,844
Grifols Escrow Issuer SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	204,250
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	1,005,750
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	100,000	114,625
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	200,000	237,940
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	375,000	397,271
HCRX Investments Holdco LP (Biotechnology)	(a)	4.500%	08/01/2029	50,000	50,250
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	125,000	126,875
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	300,000	307,461
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	200,000	207,736
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	275,000	285,656
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	200,000	215,268
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	400,000	414,520
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	250,000	262,712
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	124,688
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	25,000	24,313
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 10/04/2016 through 07/09/2018, Cost $1,210,062) (Pharmaceuticals)	(a)(b)	5.625%	10/15/2023	1,275,000	645,520
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2016 through 09/24/2018, Cost $354,937) (Pharmaceuticals)	(a)(b)	5.500%	04/15/2025	400,000	201,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	341,656
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	325,000
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	575,000	575,000
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.500%	09/01/2028	200,000	199,450
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	925,000	871,331
Organon & Co / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	472,657
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	168,875
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	750,000	792,187
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	175,000	174,510
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	475,000	459,030
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	182,438
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	450,000	485,100
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	51,000	51,765

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	$ 300,000	$ 310,476
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	02/01/2027	125,000	129,688
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	443,062
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	300,000	315,142
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.250%	06/01/2029	150,000	152,250
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	150,000	156,750
					22,005,821
Industrials–10.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	200,000	197,358
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	211,456
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,414,367
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	450,000	473,062
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	350,000	377,125
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	51,063
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	700,000	696,500
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	75,000	78,375
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	75,000
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	250,000	250,487
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	200,000	212,595
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	675,000	676,687
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	6.875%	08/15/2026	135,000	141,581
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	615,000	661,125
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	525,000	514,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	175,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	293,949
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	150,000	151,688
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	600,000	597,660
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	125,000	131,250
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	500,000	505,625
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	50,000
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	550,000	554,125
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	153,563
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	100,000	103,750
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.500%	07/15/2029	100,000	97,780
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	350,000	368,504
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.750%	07/15/2031	175,000	170,233
Roller Bearing Co. of America, Inc. (Machinery)	(a)	4.375%	10/15/2029	50,000	51,250
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	225,000	242,091
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	25,171
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	100,000	107,166
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	1,250,000	1,289,062
Standard Industries, Inc. (Building Products)	(a)	4.750%	01/15/2028	25,000	25,938
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	310,365
Terex Corp. (Machinery)	(a)	5.000%	05/15/2029	150,000	155,438
TK Elevator Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	269,000	287,494
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	340,592
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	289,094
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	625,000	651,562
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	876,911
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	154,125
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	124,782
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	425,790
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	183,900
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	711,270
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	50,000	52,482
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	343,603
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	109,500
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	51,250
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	151,688
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	400,000	428,000
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	106,713
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	249,187
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	448,375
White Cap Parent LLC (Building Products)	(a)(c)	8.250%, 9.000% PIK	03/15/2026	250,000	258,125
					17,835,332
Information Technology–5.1%
ams AG (Semiconductors & Equip.)	(a)	7.000%	07/31/2025	250,000	268,125
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	275,000	276,375
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	3.875%	09/01/2028	75,000	76,884
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	4.000%	07/01/2029	50,000	51,250
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	75,000	78,642
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		3.250%	02/15/2029	225,000	230,625
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	950,000	971,375
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	50,000	54,719
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	175,000	175,875
Entegris, Inc. (Semiconductors & Equip.)	(a)	3.625%	05/01/2029	175,000	178,524
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	52,500
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	128,650

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	$ 350,000	$ 364,875
Helios Software Holdings Inc / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	375,000	369,375
LogMeIn, Inc. (Software)	(a)	5.500%	09/01/2027	425,000	432,437
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	275,000	290,015
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	225,000	229,907
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	250,000	257,813
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	6.125%	09/01/2029	50,000	54,250
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	350,000	366,985
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	150,000	154,875
PTC, Inc. (Software)	(a)	3.625%	02/15/2025	25,000	25,375
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	125,000	128,281
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	250,000	272,500
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3.375%	04/01/2031	100,000	105,440
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	625,000	618,750
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	77,509
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.125%	07/15/2029	300,000	290,130
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.375%	07/15/2031	250,000	243,750
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	775,000	818,348
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	127,884
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	150,000	149,408
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	625,000	650,000
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	75,000	75,165
					8,646,616
Materials–9.8%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	1,200,000	1,274,820
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	325,000	328,656
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	279,951
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	203,601
Ashland LLC (Chemicals)	(a)	3.375%	09/01/2031	175,000	176,531
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	150,000	145,875
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	156,375
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	315,453
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	125,000	123,447
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	290,595
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	575,000	619,562
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	400,000	408,500
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	475,000	490,438
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	312,016
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	750,000	780,937
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	50,000	53,063
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	283,415
Diamond B.C. B.V. (Chemicals)	(a)	4.625%	10/01/2029	375,000	380,625
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	303,000
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,075,000	1,088,437
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	675,000	705,375
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	175,000	182,438
Freeport-McMoRan, Inc. (Metals & Mining)		4.125%	03/01/2028	175,000	181,344
Freeport-McMoRan, Inc. (Metals & Mining)		4.375%	08/01/2028	225,000	235,406
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	200,000	217,250
Freeport-McMoRan, Inc. (Metals & Mining)		4.625%	08/01/2030	150,000	162,188
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	150,000	180,188
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	162,375
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	101,500
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	99,500
HB Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	127,188
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	425,000	427,125
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	525,000	560,437
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	150,000	165,375
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	900,000	920,250
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	302,625
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	500,000	496,952
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	197,095
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	200,000	198,190
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	237,938
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	186,813
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	475,000	526,062
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	50,000	53,586
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	375,000	377,344
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	175,000	186,358
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	199,845
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	206,000
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	209,462
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	475,000	510,031
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	125,000	128,594
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	257,503
					16,717,634

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate–0.4%
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.500%	02/15/2025	$ 25,000	$ 25,500
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	225,000	234,974
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	275,000	295,625
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.125%	08/15/2030	100,000	106,000
					662,099
Utilities–3.3%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	725,000	819,250
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	113,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	101,000	103,902
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	425,000	433,500
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	147,750
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	100,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	288,750
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	178,000	184,399
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	24,673
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	24,556
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	775,000	766,281
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	125,000	130,313
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	625,500
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	129,688
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	805,312
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	231,176
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	400,000	414,024
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	387,188
					5,729,262
Total Corporate Bonds (Cost $165,492,942)					$170,266,354

Common Stocks–0.5%		Shares	Value
Communication Services–0.1%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 184,823
Energy–0.4%
Superior Energy Services, Inc. (Acquired August 03, 2017 through July 25, 2018, Cost $939,833) (Energy Equip. & Svs.)	(d)(e)	14,115	621,060
Materials–0.0%
Hexion Holdings Corp. Class B (Chemicals)	(d)	4,302	94,644
Total Common Stocks (Cost $1,244,438)			$900,527

Warrants–0.0%	Expiration	Strike Price	Quantity	Value
Energy–0.0%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	02/09/2026	$ 27.27	2,066	$ 74,809
Total Warrants (Cost $188,615)				$74,809

Money Market Funds–1.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(f)	2,471,365	$ 2,471,859
Total Money Market Funds (Cost $2,471,859)			$2,471,859
Total Investments – 101.5% (Cost $169,397,854)	(g)		$173,713,549
Liabilities in Excess of Other Assets – (1.5)%			(2,505,291)
Net Assets – 100.0%			$171,208,258

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2021, the value of these securities totaled $133,090,630, or 77.7% of the Portfolio’s net assets.
(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Non-income producing security.
(e)	Represents a security deemed to be restricted. At September 30, 2021, the value of restricted securities in the Portfolio totaled $621,060, or 0.4% of the Portfolio’s net assets.
(f)	Rate represents the seven-day yield at September 30, 2021.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–19.0%
Activision Blizzard, Inc. (Entertainment)		19,145	$ 1,481,632
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	4,870	13,020,042
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	5,179	13,803,640
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	6,220	956,325
Charter Communications, Inc. Class A (Media)	(a)	4,525	3,292,209
Comcast Corp. Class A (Media)		112,744	6,305,772
Electronic Arts, Inc. (Entertainment)		7,006	996,604
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	38,560	13,086,878
Fox Corp. Class A (Media)		8,433	338,248
Fox Corp. Class B (Media)		5,641	209,394
Match Group, Inc. (Interactive Media & Svs.)	(a)	6,814	1,069,730
NetEase, Inc. – ADR (Entertainment)		7,405	632,387
Netflix, Inc. (Entertainment)	(a)	10,895	6,649,654
Sirius XM Holdings, Inc. (Media)		99,719	608,286
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	30,719	3,924,659
			66,375,460
Consumer Discretionary–17.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	8,192	26,911,048
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,010	2,397,609
Dollar Tree, Inc. (Multiline Retail)	(a)	5,523	528,662
eBay, Inc. (Internet & Direct Marketing Retail)		16,002	1,114,859
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	19,431	1,403,695
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,076	1,244,857
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,014	1,186,793
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,224	2,055,586
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,698	1,037,580
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	6,680	581,494
Pinduoduo, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	9,403	852,570
Ross Stores, Inc. (Specialty Retail)		8,790	956,791
Starbucks Corp. (Hotels, Restaurants & Leisure)		29,021	3,201,307
Tesla, Inc. (Automobiles)	(a)	20,053	15,550,700
Trip.com Group Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	13,051	401,318
			59,424,869
Consumer Staples–4.7%
Costco Wholesale Corp. (Food & Staples Retailing)		10,882	4,889,827
Keurig Dr Pepper, Inc. (Beverages)		34,893	1,191,945
Kraft Heinz Co. / The (Food Products)		30,116	1,108,871
Mondelez International, Inc. Class A (Food Products)		34,414	2,002,206
Monster Beverage Corp. (Beverages)	(a)	13,018	1,156,389
PepsiCo, Inc. (Beverages)		34,023	5,117,399
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		21,292	1,001,789
			16,468,426
Health Care–6.5%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,945	1,294,261
Amgen, Inc. (Biotechnology)		13,977	2,972,209
Biogen, Inc. (Biotechnology)	(a)	3,668	1,038,007
Cerner Corp. (Health Care Technology)		7,259	511,905
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,381	1,302,074
Gilead Sciences, Inc. (Biotechnology)		30,860	2,155,571
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,094	1,302,259
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,852	1,562,410
Incyte Corp. (Biotechnology)	(a)	5,461	375,607
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,929	2,911,865
Moderna, Inc. (Biotechnology)	(a)	9,936	3,823,969
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,587	$ 1,565,601
Seagen, Inc. (Biotechnology)	(a)	4,478	760,364
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,385	1,158,175
			22,734,277
Industrials–2.7%
Cintas Corp. (Commercial Svs. & Supplies)		2,534	964,593
Copart, Inc. (Commercial Svs. & Supplies)	(a)	5,823	807,767
CSX Corp. (Road & Rail)		55,491	1,650,302
Fastenal Co. (Trading Companies & Distributors)		14,148	730,178
Honeywell International, Inc. (Industrial Conglomerates)		16,994	3,607,486
PACCAR, Inc. (Machinery)		8,546	674,450
Verisk Analytics, Inc. (Professional Svs.)		3,972	795,473
			9,230,249
Information Technology–47.7%
Adobe, Inc. (Software)	(a)	11,727	6,751,468
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	29,857	3,072,285
Analog Devices, Inc. (Semiconductors & Equip.)		13,229	2,215,593
ANSYS, Inc. (Software)	(a)	2,148	731,287
Apple, Inc. (Tech. Hardware, Storage & Periph.)		267,385	37,834,977
Applied Materials, Inc. (Semiconductors & Equip.)		22,225	2,861,024
ASML Holding N.V. (Semiconductors & Equip.)		2,004	1,493,200
Atlassian Corp. PLC Class A (Software)	(a)	3,380	1,323,000
Autodesk, Inc. (Software)	(a)	5,416	1,544,481
Automatic Data Processing, Inc. (IT Svs.)		10,415	2,082,167
Broadcom, Inc. (Semiconductors & Equip.)		10,098	4,896,823
Cadence Design Systems, Inc. (Software)	(a)	6,813	1,031,761
CDW Corp. (Electronic Equip., Instr. & Comp.)		3,385	616,138
Check Point Software Technologies Ltd. (Software)	(a)	3,250	367,380
Cisco Systems, Inc. (Communications Equip.)		103,736	5,646,350
Cognizant Technology Solutions Corp. Class A (IT Svs.)		12,938	960,129
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,904	1,205,305
DocuSign, Inc. (Software)	(a)	4,796	1,234,634
Fiserv, Inc. (IT Svs.)	(a)	16,300	1,768,550
Intel Corp. (Semiconductors & Equip.)		99,862	5,320,647
Intuit, Inc. (Software)		6,726	3,628,744
KLA Corp. (Semiconductors & Equip.)		3,759	1,257,423
Lam Research Corp. (Semiconductors & Equip.)		3,494	1,988,610
Marvell Technology, Inc. (Semiconductors & Equip.)		20,271	1,222,544
Microchip Technology, Inc. (Semiconductors & Equip.)		6,744	1,035,137
Micron Technology, Inc. (Semiconductors & Equip.)		27,710	1,966,856
Microsoft Corp. (Software)		121,558	34,269,631
NVIDIA Corp. (Semiconductors & Equip.)		61,537	12,748,005
NXP Semiconductors N.V. (Semiconductors & Equip.)		6,526	1,278,248
Okta, Inc. (IT Svs.)	(a)	3,531	838,048
Paychex, Inc. (IT Svs.)		8,858	996,082
PayPal Holdings, Inc. (IT Svs.)	(a)	28,923	7,526,054
QUALCOMM, Inc. (Semiconductors & Equip.)		27,765	3,581,130
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,065	669,831
Splunk, Inc. (Software)	(a)	4,035	583,905
Synopsys, Inc. (Software)	(a)	3,754	1,123,985
Texas Instruments, Inc. (Semiconductors & Equip.)		22,725	4,367,972
VeriSign, Inc. (IT Svs.)	(a)	2,754	564,598
Workday, Inc. Class A (Software)	(a)	4,702	1,174,983
Xilinx, Inc. (Semiconductors & Equip.)		6,091	919,680
Zoom Video Communications, Inc. Class A (Software)	(a)	5,926	1,549,649
			166,248,314

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities–0.9%
American Electric Power Co., Inc. (Electric Utilities)	12,317	$ 999,894
Exelon Corp. (Electric Utilities)	24,066	1,163,350
Xcel Energy, Inc. (Electric Utilities)	13,255	828,438
		2,991,682
Total Common Stocks (Cost $183,206,985)		$343,473,277
Money Market Funds–0.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	701,646	$ 701,787
Total Money Market Funds (Cost $701,787)			$701,787
Total Investments – 98.7% (Cost $183,908,772)	(c)		$344,175,064
Other Assets in Excess of Liabilities – 1.3%	(d)		4,611,497
Net Assets – 100.0%			$348,786,561

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $221,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	13	December 17, 2021	$3,913,420	$3,817,450	$(95,970)	$(14,886)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–10.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,113	$ 13,669,708
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,198	8,523,661
Altice U.S.A., Inc. Class A (Media)	(a)	3,627	75,151
Comcast Corp. Class A (Media)		29,323	1,640,035
Discovery, Inc. Class A (Media)	(a)	21,687	550,416
Discovery, Inc. Class C (Media)	(a)	3,624	87,955
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	23,197	7,872,830
Fox Corp. Class A (Media)		16,128	646,894
Fox Corp. Class B (Media)		1,758	65,257
Live Nation Entertainment, Inc. (Entertainment)	(a)	12,037	1,096,932
Roku, Inc. (Entertainment)	(a)	5,425	1,699,924
Sirius XM Holdings, Inc. (Media)		259,550	1,583,255
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	1,684	124,397
Spotify Technology SA (Entertainment)	(a)	1,872	421,837
TEGNA, Inc. (Media)		11,329	223,408
Twitter, Inc. (Interactive Media & Svs.)	(a)	7,487	452,140
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	5,826	185,791
Walt Disney Co. / The (Entertainment)	(a)	20,672	3,497,082
Warner Music Group Corp. Class A (Entertainment)		3,176	135,742
Zynga, Inc. Class A (Entertainment)	(a)	251,324	1,892,470
			44,444,885
Consumer Discretionary–12.1%
Advance Auto Parts, Inc. (Specialty Retail)		3,110	649,648
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,304	14,138,812
American Eagle Outfitters, Inc. (Specialty Retail)		26,132	674,206
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,666	3,954,867
BorgWarner, Inc. (Auto Components)		68,202	2,947,008
D.R. Horton, Inc. (Household Durables)		17,838	1,497,857
Dollar General Corp. (Multiline Retail)		688	145,952
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,646	785,076
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	976	202,969
Home Depot, Inc. / The (Specialty Retail)		8,216	2,696,984
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		13,508	331,081
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	323	130,718
McDonald's Corp. (Hotels, Restaurants & Leisure)		11,651	2,809,173
Meritage Homes Corp. (Household Durables)	(a)	989	95,933
National Vision Holdings, Inc. (Specialty Retail)	(a)	11,525	654,274
Penske Automotive Group, Inc. (Specialty Retail)		2,132	214,479
Service Corp. International (Diversified Consumer Svs.)		13,228	797,119
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	1,937	81,587
Target Corp. (Multiline Retail)		24,768	5,666,175
Tesla, Inc. (Automobiles)	(a)	10,737	8,326,329
TJX Cos., Inc. / The (Specialty Retail)		18,607	1,227,690
Tractor Supply Co. (Specialty Retail)		3,725	754,722
Whirlpool Corp. (Household Durables)		5,603	1,142,228
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	9,605	814,024
			50,738,911
Consumer Staples–6.1%
Colgate-Palmolive Co. (Household Products)		14,426	1,090,317
Conagra Brands, Inc. (Food Products)		80,148	2,714,613
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Costco Wholesale Corp. (Food & Staples Retailing)		15,331	$ 6,888,985
Estee Lauder Cos., Inc. / The Class A (Personal Products)		3,217	964,875
Kellogg Co. (Food Products)		12,607	805,839
Keurig Dr Pepper, Inc. (Beverages)		2,028	69,276
McCormick & Co., Inc. (Food Products)		4,788	387,972
Molson Coors Beverage Co. Class B (Beverages)		19,749	915,959
PepsiCo, Inc. (Beverages)		23,202	3,489,813
Procter & Gamble Co. / The (Household Products)		60,344	8,436,091
			25,763,740
Energy–2.2%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		16,267	169,502
Chevron Corp. (Oil, Gas & Consumable Fuels)		12,162	1,233,835
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		54,186	4,349,510
Phillips 66 (Oil, Gas & Consumable Fuels)		24,576	1,721,057
Schlumberger N.V. (Energy Equip. & Svs.)		61,126	1,811,775
			9,285,679
Financials–11.3%
Ally Financial, Inc. (Consumer Finance)		84,012	4,288,813
American Express Co. (Consumer Finance)		33,878	5,675,581
Bank of America Corp. (Banks)		41,530	1,762,948
Bank of Hawaii Corp. (Banks)		819	67,297
Bank of New York Mellon Corp. / The (Capital Markets)		18,949	982,316
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	5,714	1,559,579
Citigroup, Inc. (Banks)		53,842	3,778,632
CME Group, Inc. (Capital Markets)		18,870	3,649,081
Everest RE Group Ltd. (Insurance)		2,474	620,430
First Republic Bank (Banks)		4,033	777,885
JPMorgan Chase & Co. (Banks)		10,200	1,669,638
Marsh & McLennan Cos., Inc. (Insurance)		35,731	5,410,745
MetLife, Inc. (Insurance)		81,562	5,034,822
Morgan Stanley (Capital Markets)		19,330	1,881,002
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		89,767	1,155,301
Radian Group, Inc. (Thrifts & Mortgage Finance)		33,523	761,643
S&P Global, Inc. (Capital Markets)		563	239,213
Stifel Financial Corp. (Capital Markets)		7,239	491,962
Travelers Cos., Inc. / The (Insurance)		14,828	2,254,004
Truist Financial Corp. (Banks)		39,472	2,315,033
Voya Financial, Inc. (Diversified Financial Svs.)		41,045	2,519,753
Willis Towers Watson PLC (Insurance)		3,508	815,470
			47,711,148
Health Care–13.2%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		11,578	1,823,882
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,636	2,419,503
Anthem, Inc. (Health Care Providers & Svs.)		4,748	1,770,054
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	47,300	3,655,817
Bristol-Myers Squibb Co. (Pharmaceuticals)		70,225	4,155,213
Bruker Corp. (Life Sciences Tools & Svs.)		2,276	177,756
Cerner Corp. (Health Care Technology)		24,188	1,705,738
Cigna Corp. (Health Care Providers & Svs.)		4,414	883,506
Danaher Corp. (Health Care Equip. & Supplies)		20,506	6,242,847
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,265	1,238,638
Gilead Sciences, Inc. (Biotechnology)		33,941	2,370,779
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	2,044	150,868

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	8,154	$ 5,070,972
Johnson & Johnson (Pharmaceuticals)		58,009	9,368,453
McKesson Corp. (Health Care Providers & Svs.)		12,200	2,432,436
Moderna, Inc. (Biotechnology)	(a)	2,378	915,197
Pfizer, Inc. (Pharmaceuticals)		34,383	1,478,813
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	15,852	741,715
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	228	137,981
Stryker Corp. (Health Care Equip. & Supplies)		6,632	1,748,991
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		9,790	3,825,345
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,233	1,493,384
Zoetis, Inc. (Pharmaceuticals)		9,434	1,831,517
			55,639,405
Industrials–8.4%
Alaska Air Group, Inc. (Airlines)	(a)	18,062	1,058,433
Allegion PLC (Building Products)		7,372	974,431
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		29,535	2,569,545
Caterpillar, Inc. (Machinery)		479	91,954
Deere & Co. (Machinery)		1,306	437,601
Equifax, Inc. (Professional Svs.)		12,598	3,192,585
Expeditors International of Washington, Inc. (Air Freight & Logistics)		32,650	3,889,595
Honeywell International, Inc. (Industrial Conglomerates)		22,368	4,748,279
IAA, Inc. (Commercial Svs. & Supplies)	(a)	23,824	1,300,076
IHS Markit Ltd. (Professional Svs.)		4,270	497,967
Landstar System, Inc. (Road & Rail)		6,692	1,056,131
Lennox International, Inc. (Building Products)		582	171,207
Lockheed Martin Corp. (Aerospace & Defense)		10,365	3,576,962
Otis Worldwide Corp. (Machinery)		59,133	4,865,463
Ryder System, Inc. (Road & Rail)		35,538	2,939,348
Schneider National, Inc. Class B (Road & Rail)		8,938	203,250
Stanley Black & Decker, Inc. (Machinery)		1,739	304,864
Trane Technologies PLC (Building Products)		19,767	3,412,773
Waste Connections, Inc. (Commercial Svs. & Supplies)		1,023	128,826
			35,419,290
Information Technology–27.5%
Adobe, Inc. (Software)	(a)	12,000	6,908,640
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	15,845	1,630,451
Analog Devices, Inc. (Semiconductors & Equip.)		2,500	418,700
Apple, Inc. (Tech. Hardware, Storage & Periph.)		181,331	25,658,337
Applied Materials, Inc. (Semiconductors & Equip.)		12,387	1,594,579
Automatic Data Processing, Inc. (IT Svs.)		14,589	2,916,633
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	4,419	459,753
Fidelity National Information Services, Inc. (IT Svs.)		34,358	4,180,681
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		262,394	3,739,115
HubSpot, Inc. (Software)	(a)	1,708	1,154,762
Intel Corp. (Semiconductors & Equip.)		85,355	4,547,714
Intuit, Inc. (Software)		11,542	6,227,024
Juniper Networks, Inc. (Communications Equip.)		15,147	416,845
Lam Research Corp. (Semiconductors & Equip.)		1,523	866,815
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Mastercard, Inc. Class A (IT Svs.)		7,490	$ 2,604,123
Microsoft Corp. (Software)		69,848	19,691,548
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		19,848	1,781,556
NVIDIA Corp. (Semiconductors & Equip.)		35,162	7,284,160
Okta, Inc. (IT Svs.)	(a)	2,964	703,476
PagerDuty, Inc. (Software)	(a)	3,892	161,207
PayPal Holdings, Inc. (IT Svs.)	(a)	8,224	2,139,967
QUALCOMM, Inc. (Semiconductors & Equip.)		3,621	467,037
ServiceNow, Inc. (Software)	(a)	5,498	3,421,240
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	4,187	586,850
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,001	359,640
Toast, Inc. Class A (IT Svs.)	(a)	3,153	157,492
Twilio, Inc. Class A (IT Svs.)	(a)	956	305,012
Visa, Inc. (IT Svs.)		39,535	8,806,421
VMware, Inc. Class A (Software)	(a)	17,062	2,537,119
Workday, Inc. Class A (Software)	(a)	13,440	3,358,522
Xilinx, Inc. (Semiconductors & Equip.)		2,802	423,074
			115,508,493
Materials–2.1%
Amcor PLC (Containers & Packaging)		7,947	92,106
Avery Dennison Corp. (Containers & Packaging)		796	164,939
Ecolab, Inc. (Chemicals)		5,497	1,146,784
LyondellBasell Industries N.V. Class A (Chemicals)		4,098	384,597
Martin Marietta Materials, Inc. (Construction Materials)		1,352	461,951
Reliance Steel & Aluminum Co. (Metals & Mining)		10,777	1,534,860
Sherwin-Williams Co. / The (Chemicals)		12,569	3,515,927
Vulcan Materials Co. (Construction Materials)		9,013	1,524,639
			8,825,803
Real Estate–2.1%
Camden Property Trust (Equity REIT)		1,313	193,628
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,870	182,063
Crown Castle International Corp. (Equity REIT)		1,579	273,672
Life Storage, Inc. (Equity REIT)		13,398	1,537,287
Prologis, Inc. (Equity REIT)		44,257	5,551,156
VICI Properties, Inc. (Equity REIT)		33,156	941,962
			8,679,768
Utilities–2.9%
CMS Energy Corp. (Multi-Utilities)		4,507	269,203
Consolidated Edison, Inc. (Multi-Utilities)		58,294	4,231,561
DTE Energy Co. (Multi-Utilities)		25,779	2,879,772
NextEra Energy, Inc. (Electric Utilities)		14,113	1,108,153
NiSource, Inc. (Multi-Utilities)		3,825	92,680
OGE Energy Corp. (Electric Utilities)		81,075	2,672,232
Southern Co. / The (Electric Utilities)		7,848	486,341
UGI Corp. (Gas Utilities)		12,942	551,588
			12,291,530
Total Common Stocks (Cost $360,280,035)			$414,308,652

Money Market Funds–1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	5,379,324	$ 5,380,400
Total Money Market Funds (Cost $5,380,400)			$5,380,400
Total Investments – 99.8% (Cost $365,660,435)	(c)		$419,689,052
Other Assets in Excess of Liabilities – 0.2%	(d)		683,671
Net Assets – 100.0%			$420,372,723

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $333,500 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	29	December 17, 2021	$6,439,995	$6,231,738	$(208,257)	$(75,400)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.2%		Shares	Value
Communication Services–2.8%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	10,469	$ 945,141
Cardlytics, Inc. (Media)	(a)	8,978	753,613
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	110,532
Cinemark Holdings, Inc. (Entertainment)	(a)	41,927	805,418
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	187,171
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	73,272
fuboTV, Inc. (Interactive Media & Svs.)	(a)	22,799	546,264
Globalstar, Inc. (Diversified Telecom. Svs.)	(a)	96,506	161,165
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	359,386
Magnite, Inc. (Media)	(a)	17,073	478,044
Meredith Corp. (Media)	(a)	2,858	159,191
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	132,875
Sinclair Broadcast Group, Inc. Class A (Media)		17,443	552,594
Yelp, Inc. (Interactive Media & Svs.)	(a)	3,270	121,775
			5,386,441
Consumer Discretionary–15.6%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	18,265	557,265
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	914,346
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	393,178
American Eagle Outfitters, Inc. (Specialty Retail)		42,127	1,086,877
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4,503	885,920
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	12,091	302,275
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,486	309,801
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,793	87,947
Camping World Holdings, Inc. Class A (Specialty Retail)		7,162	278,387
Casper Sleep, Inc. (Household Durables)	(a)	12,943	55,267
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)	(a)	14,168	665,896
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,775	1,545,997
Dana, Inc. (Auto Components)		4,908	109,154
Designer Brands, Inc. Class A (Specialty Retail)	(a)	7,040	98,067
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	(a)	4,862	394,843
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	306	50,906
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	513	22,223
Fox Factory Holding Corp. (Auto Components)	(a)	5,638	814,916
GoPro, Inc. Class A (Household Durables)	(a)	42,891	401,460
Green Brick Partners, Inc. (Household Durables)	(a)	5,358	109,946
Group 1 Automotive, Inc. (Specialty Retail)		3,550	666,974
Hibbett, Inc. (Specialty Retail)		6,133	433,848
International Game Technology PLC (Hotels, Restaurants & Leisure)	(a)	71,182	1,873,510
iRobot Corp. (Household Durables)	(a)	15,572	1,222,402
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,782	188,911
Latham Group, Inc. (Leisure Products)	(a)	12,074	198,014
LCI Industries (Auto Components)		9,825	1,322,740
LGI Homes, Inc. (Household Durables)	(a)	7,802	1,107,182
Lovesac Co. / The (Household Durables)	(a)	3,755	248,168
M.D.C. Holdings, Inc. (Household Durables)		28,402	1,326,941
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,654	535,627
MarineMax, Inc. (Specialty Retail)	(a)	10,155	492,721
Meritage Homes Corp. (Household Durables)	(a)	2,043	198,171
National Vision Holdings, Inc. (Specialty Retail)	(a)	20,074	1,139,601
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	5,654	170,355
Overstock.com, Inc. (Internet & Direct Marketing Retail)	(a)	14,039	1,093,919
Patrick Industries, Inc. (Auto Components)		4,654	387,678
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Rent-A-Center, Inc. (Specialty Retail)		19,301	$ 1,084,909
Revolve Group, Inc. (Internet & Direct Marketing Retail)	(a)	2,477	153,004
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	193,445
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	13,830	233,035
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	17,616	1,382,151
Shutterstock, Inc. (Internet & Direct Marketing Retail)		3,486	395,034
Signet Jewelers Ltd. (Specialty Retail)		5,717	451,414
Sleep Number Corp. (Specialty Retail)	(a)	2,639	246,694
Sonic Automotive, Inc. Class A (Specialty Retail)		11,479	603,107
Sonos, Inc. (Household Durables)	(a)	11,677	377,868
Stamps.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,554	512,494
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		7,155	287,345
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	19,641	784,658
Universal Electronics, Inc. (Household Durables)	(a)	2,066	101,750
Urban Outfitters, Inc. (Specialty Retail)	(a)	17,937	532,550
Visteon Corp. (Auto Components)	(a)	2,197	207,375
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,899	803,093
XPEL, Inc. (Auto Components)	(a)	4,704	356,845
			30,398,204
Consumer Staples–2.6%
Andersons, Inc. / The (Food & Staples Retailing)		16,464	507,585
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	3,490	191,671
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	420,454
Freshpet, Inc. (Food Products)	(a)	1,694	241,717
Hostess Brands, Inc. (Food Products)	(a)	17,404	302,307
Medifast, Inc. (Personal Products)		3,457	665,956
Mission Produce, Inc. (Food Products)	(a)	5,482	100,759
Nu Skin Enterprises, Inc. Class A (Personal Products)		2,906	117,606
Performance Food Group Co. (Food & Staples Retailing)	(a)	32,012	1,487,278
PriceSmart, Inc. (Food & Staples Retailing)		3,416	264,911
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	8,203	190,063
Turning Point Brands, Inc. (Tobacco)		2,845	135,849
USANA Health Sciences, Inc. (Personal Products)	(a)	907	83,625
Vital Farms, Inc. (Food Products)	(a)	20,905	367,301
			5,077,082
Energy–2.1%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	28,056	527,733
Centennial Resource Development, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	23,038	154,355
ChampionX Corp. (Energy Equip. & Svs.)	(a)	30,444	680,728
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	18,647	151,973
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	12,341	221,768
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		30,290	172,047
Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,420	193,059
Matador Resources Co. (Oil, Gas & Consumable Fuels)		3,510	133,520
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		34,862	1,146,263
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	15,350	132,777
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	115,858
Tellurian, Inc. (Oil, Gas & Consumable Fuels)	(a)	38,977	152,400

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Vertex Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,558	$ 71,044
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	(a)	74,525	277,233
			4,130,758
Financials–4.5%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,808	577,647
AssetMark Financial Holdings, Inc. (Capital Markets)	(a)	264	6,566
BankFinancial Corp. (Banks)		5,622	64,541
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		8,092	245,349
Cohen & Steers, Inc. (Capital Markets)		11,240	941,575
eHealth, Inc. (Insurance)	(a)	1,666	67,473
Essent Group Ltd. (Thrifts & Mortgage Finance)		6,300	277,263
Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)		2,891	313,731
First Interstate BancSystem, Inc. Class A (Banks)		6,490	261,287
First Savings Financial Group, Inc. (Banks)		6,615	186,014
Hamilton Lane, Inc. Class A (Capital Markets)		16,609	1,408,775
Houlihan Lokey, Inc. (Capital Markets)		6,849	630,793
Moelis & Co. Class A (Capital Markets)		2,296	142,054
Open Lending Corp. Class A (Capital Markets)	(a)	3,241	116,903
PROG Holdings, Inc. (Consumer Finance)		13,514	567,723
Radian Group, Inc. (Thrifts & Mortgage Finance)		6,647	151,020
Republic First Bancorp, Inc. (Banks)	(a)	77,411	238,426
RLI Corp. (Insurance)		1,192	119,522
Selectquote, Inc. (Insurance)	(a)	8,673	112,142
Silvergate Capital Corp. Class A (Banks)	(a)	1,009	116,539
Stifel Financial Corp. (Capital Markets)		14,638	994,798
Trupanion, Inc. (Insurance)	(a)	11,992	931,419
Virtus Investment Partners, Inc. (Capital Markets)		568	176,262
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)		1,132	128,482
			8,776,304
Health Care–27.4%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	25,769	521,822
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	4,833	80,276
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	41,890	165,466
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	7,879	141,822
Agenus, Inc. (Biotechnology)	(a)	65,236	342,489
Alector, Inc. (Biotechnology)	(a)	11,265	257,067
Alkermes PLC (Biotechnology)	(a)	9,301	286,843
Allakos, Inc. (Biotechnology)	(a)	1,859	196,812
Allogene Therapeutics, Inc. (Biotechnology)	(a)	18,877	485,139
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	95,353
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	87,215
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,993	334,183
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	5,329	611,503
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	31,645	601,571
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	4,777	157,450
Aptinyx, Inc. (Biotechnology)	(a)	28,141	65,850
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	5,941	141,931
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	546,013
Arvinas, Inc. (Pharmaceuticals)	(a)	3,865	317,626
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	26,563	475,478
Athenex, Inc. (Biotechnology)	(a)	11,735	35,322
Athersys, Inc. (Biotechnology)	(a)	60,257	80,142
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	554,592
Atrion Corp. (Health Care Equip. & Supplies)		585	408,038
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	130,687
Avrobio, Inc. (Biotechnology)	(a)	9,661	53,908
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	4,579	298,047
Beam Therapeutics, Inc. (Biotechnology)	(a)	3,253	283,044
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Beyondspring, Inc. (Biotechnology)	(a)	8,867	$ 139,744
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	20,774	298,522
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	18,702	67,514
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	2,576	357,832
Bionano Genomics, Inc. (Life Sciences Tools & Svs.)	(a)	24,308	133,694
Blueprint Medicines Corp. (Biotechnology)	(a)	3,977	408,875
Bridgebio Pharma, Inc. (Biotechnology)	(a)	17,777	833,208
C4 Therapeutics, Inc. (Biotechnology)	(a)	6,485	289,750
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,260	500,986
CareDx, Inc. (Biotechnology)	(a)	6,031	382,184
Cassava Sciences, Inc. (Pharmaceuticals)	(a)	7,348	456,164
Castlight Health, Inc. Class B (Health Care Technology)	(a)	30,696	48,193
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	258,216
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	21,818	507,487
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	474,611
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	15,250	301,035
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	7,252	84,848
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	4,947	97,357
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	2,601	54,751
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	597	39,706
Cue Biopharma, Inc. (Biotechnology)	(a)	9,963	145,161
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	324,917
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,937	1,005,822
Doximity, Inc. Class A (Health Care Technology)	(a)	2,730	220,311
Dynavax Technologies Corp. (Biotechnology)	(a)	15,421	296,237
Editas Medicine, Inc. (Biotechnology)	(a)	9,873	405,583
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	8,707	494,645
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,366	252,080
Fate Therapeutics, Inc. (Biotechnology)	(a)	7,335	434,745
Flexion Therapeutics, Inc. (Biotechnology)	(a)	22,917	139,794
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	115,006
Frequency Therapeutics, Inc. (Biotechnology)	(a)	11,635	82,143
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	3,341	300,523
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	3,837	293,991
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	23,214	1,638,676
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	22,589	918,921
Hanger, Inc. (Health Care Providers & Svs.)	(a)	15,100	331,596
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	192,838
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	9,978	78,826
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	5,215	337,723
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	370,857
Heska Corp. (Health Care Equip. & Supplies)	(a)	3,015	779,498
Inovalon Holdings, Inc. Class A (Health Care Technology)	(a)	9,789	394,399
Insmed, Inc. (Biotechnology)	(a)	25,597	704,941
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	4,369	1,017,453
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,483	132,491
Intellia Therapeutics, Inc. (Biotechnology)	(a)	10,674	1,431,917
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	6,783	100,728
Intersect ENT, Inc. (Health Care Equip. & Supplies)	(a)	4,280	116,416
Invitae Corp. (Biotechnology)	(a)	17,449	496,075
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	20,507	267,821
Karuna Therapeutics, Inc. (Biotechnology)	(a)	607	74,254

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	49,566	$ 288,474
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	203,243
Kodiak Sciences, Inc. (Biotechnology)	(a)	2,609	250,412
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	69,548
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		2,251	119,506
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	7,822	1,227,350
MacroGenics, Inc. (Biotechnology)	(a)	3,552	74,379
MannKind Corp. (Biotechnology)	(a)	55,270	240,425
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,099	1,154,419
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,949	158,344
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	11,212	538,288
Natera, Inc. (Biotechnology)	(a)	3,142	350,144
Neogen Corp. (Health Care Equip. & Supplies)	(a)	13,580	589,779
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	23,719	1,144,205
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	65,099
Nevro Corp. (Health Care Equip. & Supplies)	(a)	9,389	1,092,692
NextCure, Inc. (Biotechnology)	(a)	8,883	59,871
Ocugen, Inc. (Biotechnology)	(a)	25,833	185,481
Omeros Corp. (Pharmaceuticals)	(a)	10,024	138,231
Omnicell, Inc. (Health Care Technology)	(a)	12,095	1,795,261
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	17,665	199,791
Organogenesis Holdings, Inc. (Biotechnology)	(a)	6,159	87,704
Oyster Point Pharma, Inc. (Biotechnology)	(a)	9,003	106,686
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	20,565	525,436
Passage Bio, Inc. (Biotechnology)	(a)	8,622	85,875
Patterson Cos., Inc. (Health Care Providers & Svs.)		10,380	312,853
Personalis, Inc. (Life Sciences Tools & Svs.)	(a)	12,973	249,601
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	12,126	302,786
Phreesia, Inc. (Health Care Technology)	(a)	11,187	690,238
Poseida Therapeutics, Inc. (Biotechnology)	(a)	3,813	27,797
Precision BioSciences, Inc. (Biotechnology)	(a)	17,540	202,412
Progyny, Inc. (Health Care Providers & Svs.)	(a)	21,037	1,178,072
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,616	506,651
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,032	133,414
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	15,862	349,123
Reata Pharmaceuticals, Inc. Class A (Pharmaceuticals)	(a)	1,183	119,022
REGENXBIO, Inc. (Biotechnology)	(a)	7,468	313,059
Relay Therapeutics, Inc. (Biotechnology)	(a)	7,946	250,537
Relmada Therapeutics, Inc. (Pharmaceuticals)	(a)	5,208	136,502
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,238	357,770
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	225,555
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	7,851	215,981
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	321,868
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	2,755	82,347
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	166,820
Schrodinger, Inc. (Health Care Technology)	(a)	1,050	57,414
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	100,310
Select Medical Holdings Corp. (Health Care Providers & Svs.)		19,186	693,958
Seres Therapeutics, Inc. (Biotechnology)	(a)	16,907	117,673
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,350	1,719,098
Sight Sciences, Inc. (Health Care Equip. & Supplies)	(a)	1,029	23,358
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,376	240,811
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	344,845
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,570	1,101,502
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	249,707
Tabula Rasa HealthCare, Inc. (Health Care Technology)	(a)	2,724	71,396
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,291	279,635
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Teladoc Health, Inc. (Health Care Technology)	(a)	1,361	$ 172,588
TG Therapeutics, Inc. (Biotechnology)	(a)	15,198	505,789
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	135,094
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	4,013	92,540
Twist Bioscience Corp. (Biotechnology)	(a)	8,104	866,885
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	1,994	179,839
Veracyte, Inc. (Biotechnology)	(a)	7,936	368,627
Vericel Corp. (Biotechnology)	(a)	5,321	259,665
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	66,367
Vir Biotechnology, Inc. (Biotechnology)	(a)	7,996	347,986
Vocera Communications, Inc. (Health Care Technology)	(a)	11,240	514,342
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	4,746	135,451
Zogenix, Inc. (Pharmaceuticals)	(a)	30,976	470,525
Zynex, Inc. (Health Care Equip. & Supplies)	(a)	4,338	49,410
			53,444,620
Industrials–14.7%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)		7,971	347,137
Allegiant Travel Co. (Airlines)	(a)	717	140,159
Altra Industrial Motion Corp. (Machinery)		4,205	232,747
Ameresco, Inc. Class A (Construction & Engineering)	(a)	3,572	208,712
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		14,559	1,312,203
ASGN, Inc. (Professional Svs.)	(a)	6,515	737,107
Atkore, Inc. (Electrical Equip.)	(a)	5,750	499,790
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	26,514	496,342
Boise Cascade Co. (Trading Companies & Distributors)		2,246	121,239
Builders FirstSource, Inc. (Building Products)	(a)	31,756	1,643,055
Chart Industries, Inc. (Machinery)	(a)	3,105	593,397
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,170	101,591
Cornerstone Building Brands, Inc. (Building Products)	(a)	16,265	237,632
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	8,278	394,943
EMCOR Group, Inc. (Construction & Engineering)		22,075	2,547,014
Forrester Research, Inc. (Professional Svs.)	(a)	4,676	230,340
Franklin Covey Co. (Professional Svs.)	(a)	19,876	810,742
Franklin Electric Co., Inc. (Machinery)		20,468	1,634,370
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	9,613	660,894
Insperity, Inc. (Professional Svs.)		14,129	1,564,645
JELD-WEN Holding, Inc. (Building Products)	(a)	9,891	247,572
John Bean Technologies Corp. (Machinery)		8,724	1,226,158
KBR, Inc. (Professional Svs.)		8,416	331,590
Kforce, Inc. (Professional Svs.)		18,664	1,113,121
Kimball International, Inc. Class B (Commercial Svs. & Supplies)		7,995	89,544
Nikola Corp. (Machinery)	(a)	12,309	131,337
PAE, Inc. (Aerospace & Defense)	(a)	19,445	116,281
Primoris Services Corp. (Construction & Engineering)		3,504	85,813
Proto Labs, Inc. (Machinery)	(a)	3,538	235,631
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	65,376
Resideo Technologies, Inc. (Building Products)	(a)	4,628	114,728
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	8,869	1,769,099
Spirit Airlines, Inc. (Airlines)	(a)	10,883	282,305
Sunrun, Inc. (Electrical Equip.)	(a)	2,229	98,076
Tetra Tech, Inc. (Commercial Svs. & Supplies)		12,080	1,804,027
TPI Composites, Inc. (Electrical Equip.)	(a)	6,300	212,625
Trex Co., Inc. (Building Products)	(a)	3,987	406,395
TriNet Group, Inc. (Professional Svs.)	(a)	10,908	1,031,679
Upwork, Inc. (Professional Svs.)	(a)	15,830	712,825
Watts Water Technologies, Inc. Class A (Machinery)		751	126,236

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Welbilt, Inc. (Machinery)	(a)	5,101	$ 118,547
Werner Enterprises, Inc. (Road & Rail)		54,476	2,411,653
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	45,334	1,437,994
			28,682,671
Information Technology–22.7%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	14,340	395,354
8x8, Inc. (Software)	(a)	2,818	65,913
ACI Worldwide, Inc. (Software)	(a)	22,258	683,988
Alarm.com Holdings, Inc. (Software)	(a)	7,198	562,812
Altair Engineering, Inc. Class A (Software)	(a)	15,701	1,082,427
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,999	778,544
Appian Corp. (Software)	(a)	8,731	807,705
Asana, Inc. Class A (Software)	(a)	10,381	1,077,963
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		3,629	367,037
BigCommerce Holdings, Inc. Series 1 (IT Svs.)	(a)	2,099	106,293
Blackline, Inc. (Software)	(a)	8,337	984,266
Bottomline Technologies DE, Inc. (Software)	(a)	14,629	574,627
Box, Inc. Class A (Software)	(a)	47,417	1,122,360
Brooks Automation, Inc. (Semiconductors & Equip.)		562	57,521
Calix, Inc. (Communications Equip.)	(a)	14,246	704,180
CommVault Systems, Inc. (Software)	(a)	3,752	282,563
CSG Systems International, Inc. (IT Svs.)		16,069	774,526
Digital Turbine, Inc. (Software)	(a)	7,903	543,331
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,569	199,432
EngageSmart, Inc. (Software)	(a)	2,573	87,636
Envestnet, Inc. (Software)	(a)	4,458	357,710
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,102	626,126
Extreme Networks, Inc. (Communications Equip.)	(a)	22,134	218,020
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,331	350,833
Freshworks, Inc. Class A (Software)	(a)	3,531	150,738
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	518,104
International Money Express, Inc. (IT Svs.)	(a)	6,445	107,632
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,308	325,814
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		12,212	711,715
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	39,922	2,580,957
LivePerson, Inc. (Software)	(a)	21,581	1,272,200
LiveRamp Holdings, Inc. (IT Svs.)	(a)	3,203	151,278
Maximus, Inc. (IT Svs.)		19,603	1,630,970
MicroStrategy, Inc. Class A (Software)	(a)	711	411,243
Mimecast Ltd. (Software)	(a)	14,420	917,112
Momentive Global, Inc. (Software)	(a)	6,437	126,165
Monday.com Ltd. (Software)	(a)	240	78,288
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	5,607	405,106
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,283	1,164,429
PagerDuty, Inc. (Software)	(a)	48,941	2,027,136
PAR Technology Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,248	261,295
Paymentus Holdings, Inc. Class A (IT Svs.)	(a)	6,510	160,406
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,511	550,859
Perficient, Inc. (IT Svs.)	(a)	5,297	612,863
Ping Identity Holding Corp. (Software)	(a)	4,375	107,494
Power Integrations, Inc. (Semiconductors & Equip.)		24,373	2,412,683
Progress Software Corp. (Software)		16,427	808,044
PROS Holdings, Inc. (Software)	(a)	18,152	644,033
Rapid7, Inc. (Software)	(a)	1,956	221,067
Riskified Ltd. Class A (Software)	(a)	2,698	61,541
Sailpoint Technologies Holdings, Inc. (Software)	(a)	14,122	605,551
SentinelOne, Inc. Class A (Software)	(a)	5,691	304,867
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	21,924	$ 3,072,868
Sprout Social, Inc. Class A (Software)	(a)	11,039	1,346,206
SPS Commerce, Inc. (Software)	(a)	4,067	656,048
SunPower Corp. (Semiconductors & Equip.)	(a)	20,115	456,208
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,194	214,598
Tenable Holdings, Inc. (Software)	(a)	21,452	989,795
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	11,885	506,301
Varonis Systems, Inc. (Software)	(a)	40,399	2,458,279
Verra Mobility Corp. (IT Svs.)	(a)	10,734	161,761
Workiva, Inc. (Software)	(a)	10,810	1,523,778
Yext, Inc. (Software)	(a)	70,778	851,459
			44,378,058
Materials–2.4%
Amyris, Inc. (Chemicals)	(a)	10,176	139,716
Avient Corp. (Chemicals)		17,854	827,533
Constellium SE (Metals & Mining)	(a)	46,335	870,171
Hawkins, Inc. (Chemicals)		2,602	90,758
HB Fuller Co. (Chemicals)		8,266	533,653
Livent Corp. (Chemicals)	(a)	21,709	501,695
Materion Corp. (Metals & Mining)		1,825	125,268
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	453,633
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		13,427	588,237
Trinseo SA (Chemicals)		9,367	505,631
Venator Materials PLC (Chemicals)	(a)	55,792	159,007
			4,795,302
Real Estate–2.1%
Braemar Hotels & Resorts, Inc. (Equity REIT)	(a)	51,793	251,196
Broadstone Net Lease, Inc. (Equity REIT)		2	50
CorePoint Lodging, Inc. (Equity REIT)	(a)	17,898	277,419
eXp World Holdings, Inc. (Real Estate Mgmt. & Development)		4,062	161,546
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	(a)	48,244	1,959,671
National Storage Affiliates Trust (Equity REIT)		8,120	428,655
Newmark Group, Inc. Class A (Real Estate Mgmt. & Development)		12,324	176,356
Plymouth Industrial REIT, Inc. (Equity REIT)		2,952	67,158
RE Class A (Real Estate Mgmt. & Development)		7,095	221,080
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	8,813	154,580
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	7,467	374,097
Ryman Hospitality Properties, Inc. (Equity REIT)	(a)	970	81,189
			4,152,997
Utilities–1.3%
Brookfield Infrastructure Corp. Class A (Gas Utilities)		3,051	182,694
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)		5,330	150,306
Portland General Electric Co. (Electric Utilities)		16,245	763,352
Southwest Gas Holdings, Inc. (Gas Utilities)		14,544	972,703
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	13,334	439,222
			2,508,277
Total Common Stocks (Cost $173,117,989)			$191,730,714

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Rights–0.0%	Quantity	Value
Health Care–0.0%
Alder BioPharmaceuticals, Inc. CVR (Pharmaceuticals)	14,631	$ 12,875
Prevail Therapeutics, Inc. CVR (Biotechnology)	2,231	1,116
Total Rights (Cost $13,991)		$13,991

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	1,944,674	$ 1,945,063
Total Money Market Funds (Cost $1,945,063)			$1,945,063
Total Investments – 99.2% (Cost $175,077,043)	(c)		$193,689,768
Other Assets in Excess of Liabilities – 0.8%	(d)		1,582,025
Net Assets – 100.0%			$195,271,793

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $156,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	24	December 17, 2021	$2,668,116	$2,640,960	$(27,156)	$(25,320)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–98.3%		Shares	Value
Communication Services–1.7%
Cable One, Inc. (Media)		904	$ 1,639,070
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	24,079	959,548
John Wiley & Sons, Inc. Class A (Media)		7,966	415,905
New York Times Co. / The Class A (Media)		30,494	1,502,439
TEGNA, Inc. (Media)		40,293	794,578
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		18,055	352,073
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	18,001	609,334
World Wrestling Entertainment, Inc. Class A (Entertainment)		8,282	465,945
Yelp, Inc. (Interactive Media & Svs.)	(a)	12,621	470,006
			7,208,898
Consumer Discretionary–15.0%
Adient PLC (Auto Components)	(a)	17,171	711,738
American Eagle Outfitters, Inc. (Specialty Retail)		27,901	719,846
AutoNation, Inc. (Specialty Retail)	(a)	7,971	970,549
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	14,951	945,800
Brunswick Corp. (Leisure Products)		14,145	1,347,594
Callaway Golf Co. (Leisure Products)	(a)	21,358	590,122
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	27,778	1,344,733
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		8,020	779,865
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5,993	757,335
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		6,327	1,518,986
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		6,382	611,651
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		4,321	604,249
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	11,386	1,633,663
Dana, Inc. (Auto Components)		26,430	587,803
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,049	1,818,650
Dick's Sporting Goods, Inc. (Specialty Retail)		11,960	1,432,449
Five Below, Inc. (Specialty Retail)	(a)	10,219	1,806,821
Foot Locker, Inc. (Specialty Retail)		16,441	750,696
Fox Factory Holding Corp. (Auto Components)	(a)	7,669	1,108,477
GameStop Corp. Class A (Specialty Retail)	(a)	11,357	1,992,813
Gentex Corp. (Auto Components)		43,641	1,439,280
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	51,229	906,753
Graham Holdings Co. Class B (Diversified Consumer Svs.)		740	435,978
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	8,249	725,582
H&R Block, Inc. (Diversified Consumer Svs.)		32,500	812,500
Harley-Davidson, Inc. (Automobiles)		28,081	1,028,045
Helen of Troy Ltd. (Household Durables)	(a)	4,398	988,143
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		3,955	384,940
KB Home (Household Durables)		16,443	639,962
Kohl's Corp. (Multiline Retail)		28,514	1,342,724
Lear Corp. (Auto Components)		10,907	1,706,727
Lithia Motors, Inc. (Specialty Retail)		5,521	1,750,378
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		7,794	1,226,230
Mattel, Inc. (Leisure Products)	(a)	63,691	1,182,105
Murphy U.S.A., Inc. (Specialty Retail)		4,342	726,243
Nordstrom, Inc. (Multiline Retail)	(a)	20,298	536,882
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	11,080	667,902
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		5,940	754,321
Polaris, Inc. (Leisure Products)		10,395	1,243,866
RH (Specialty Retail)	(a)	3,109	2,073,423
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	17,588	1,461,035
Service Corp. International (Diversified Consumer Svs.)		30,585	1,843,052
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	14,103	$ 599,378
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	24,631	1,037,458
Taylor Morrison Home Corp. (Household Durables)	(a)	22,871	589,614
Tempur Sealy International, Inc. (Household Durables)		35,861	1,664,309
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,744	1,163,910
Thor Industries, Inc. (Automobiles)		10,107	1,240,735
Toll Brothers, Inc. (Household Durables)		21,163	1,170,102
TopBuild Corp. (Household Durables)	(a)	6,010	1,230,908
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		15,735	858,030
Tri Pointe Homes, Inc. (Household Durables)	(a)	20,768	436,543
Urban Outfitters, Inc. (Specialty Retail)	(a)	12,024	356,993
Victoria's Secret & Co. (Specialty Retail)	(a)	13,707	757,449
Visteon Corp. (Auto Components)	(a)	5,132	484,410
Wendy's Co. / The (Hotels, Restaurants & Leisure)		32,514	704,904
Williams-Sonoma, Inc. (Specialty Retail)		13,710	2,431,194
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,429	889,976
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		17,070	1,317,633
YETI Holdings, Inc. (Leisure Products)	(a)	15,959	1,367,527
			64,210,984
Consumer Staples–3.4%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	25,029	1,374,593
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,717	875,241
Casey's General Stores, Inc. (Food & Staples Retailing)		6,758	1,273,545
Coty, Inc. Class A (Personal Products)	(a)	61,072	480,026
Darling Ingredients, Inc. (Food Products)	(a)	29,579	2,126,730
Energizer Holdings, Inc. (Household Products)		11,481	448,333
Flowers Foods, Inc. (Food Products)		36,363	859,258
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	15,906	343,093
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,290	654,106
Ingredion, Inc. (Food Products)		12,230	1,088,592
Lancaster Colony Corp. (Food Products)		3,620	611,092
Nu Skin Enterprises, Inc. Class A (Personal Products)		9,160	370,705
Performance Food Group Co. (Food & Staples Retailing)	(a)	28,047	1,303,064
Pilgrim's Pride Corp. (Food Products)	(a)	8,973	260,935
Post Holdings, Inc. (Food Products)	(a)	10,698	1,178,492
Sanderson Farms, Inc. (Food Products)		3,872	728,710
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	20,843	482,932
Tootsie Roll Industries, Inc. (Food Products)		3,126	95,124
			14,554,571
Energy–2.5%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		59,294	617,843
ChampionX Corp. (Energy Equip. & Svs.)	(a)	36,841	823,765
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		18,768	1,636,570
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	39,797	502,238
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		17,680	817,523
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	55,197	1,129,331
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		74,160	751,982
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		27,286	903,985
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		26,434	660,057

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
NOV, Inc. (Energy Equip. & Svs.)	(a)	71,321	$ 935,018
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		41,741	2,054,075
			10,832,387
Financials–14.7%
Affiliated Managers Group, Inc. (Capital Markets)		7,521	1,136,348
Alleghany Corp. (Insurance)	(a)	2,533	1,581,631
American Financial Group, Inc. (Insurance)		12,066	1,518,265
Associated Banc-Corp. (Banks)		27,835	596,226
BancorpSouth Bank (Banks)		19,848	591,073
Bank of Hawaii Corp. (Banks)		7,357	604,525
Bank OZK (Banks)		22,194	953,898
Brighthouse Financial, Inc. (Insurance)	(a)	15,173	686,275
Cathay General Bancorp (Banks)		14,301	591,918
CIT Group, Inc. (Banks)		18,086	939,568
CNO Financial Group, Inc. (Insurance)		23,371	550,153
Commerce Bancshares, Inc. (Banks)		19,414	1,352,767
Cullen / Frost Bankers, Inc. (Banks)		10,339	1,226,412
East West Bancorp, Inc. (Banks)		25,901	2,008,364
Essent Group Ltd. (Thrifts & Mortgage Finance)		20,425	898,904
Evercore, Inc. Class A (Capital Markets)		7,237	967,370
FactSet Research Systems, Inc. (Capital Markets)		6,896	2,722,403
Federated Hermes, Inc. (Capital Markets)		17,810	578,825
First American Financial Corp. (Insurance)		20,066	1,345,425
First Financial Bankshares, Inc. (Banks)		23,397	1,075,092
First Horizon Corp. (Banks)		100,310	1,634,050
FirstCash, Inc. (Consumer Finance)		7,386	646,275
FNB Corp. (Banks)		58,151	675,715
Fulton Financial Corp. (Banks)		29,787	455,145
Glacier Bancorp, Inc. (Banks)		19,776	1,094,602
Hancock Whitney Corp. (Banks)		15,825	745,674
Hanover Insurance Group, Inc. / The (Insurance)		6,524	845,641
Home BancShares, Inc. (Banks)		27,594	649,287
Interactive Brokers Group, Inc. Class A (Capital Markets)		15,943	993,887
International Bancshares Corp. (Banks)		9,740	405,574
Janus Henderson Group PLC (Capital Markets)		31,460	1,300,242
Jefferies Financial Group, Inc. (Capital Markets)		36,072	1,339,353
Kemper Corp. (Insurance)		10,922	729,480
Kinsale Capital Group, Inc. (Insurance)		3,906	631,600
LendingTree, Inc. (Consumer Finance)	(a)	2,090	292,245
Mercury General Corp. (Insurance)		4,849	269,944
MGIC Investment Corp. (Thrifts & Mortgage Finance)		61,956	926,862
Navient Corp. (Consumer Finance)		30,648	604,685
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		84,876	1,092,354
Old Republic International Corp. (Insurance)		51,810	1,198,365
PacWest Bancorp (Banks)		21,346	967,401
Pinnacle Financial Partners, Inc. (Banks)		13,896	1,307,336
Primerica, Inc. (Insurance)		7,206	1,107,058
PROG Holdings, Inc. (Consumer Finance)		12,139	509,959
Prosperity Bancshares, Inc. (Banks)		16,978	1,207,645
Reinsurance Group of America, Inc. (Insurance)		12,413	1,381,070
RenaissanceRe Holdings Ltd. (Insurance)		8,599	1,198,701
RLI Corp. (Insurance)		7,256	727,559
SEI Investments Co. (Capital Markets)		19,573	1,160,679
Selective Insurance Group, Inc. (Insurance)		10,957	827,582
Signature Bank (Banks)		11,068	3,013,595
SLM Corp. (Consumer Finance)		55,814	982,326
Sterling Bancorp (Banks)		35,152	877,394
Stifel Financial Corp. (Capital Markets)		19,124	1,299,667
Synovus Financial Corp. (Banks)		26,745	1,173,838
Texas Capital Bancshares, Inc. (Banks)	(a)	9,278	556,866
UMB Financial Corp. (Banks)		7,866	760,721
Umpqua Holdings Corp. (Banks)		40,234	814,738
United Bankshares, Inc. (Banks)		23,613	859,041
Unum Group (Insurance)		37,314	935,089
Valley National Bancorp (Banks)		74,107	986,364
Common Stocks (Continued)		Shares	Value
Financials (continued)
Washington Federal, Inc. (Thrifts & Mortgage Finance)		12,421	$ 426,164
Webster Financial Corp. (Banks)		16,504	898,808
Wintrust Financial Corp. (Banks)		10,409	836,571
			63,272,594
Health Care–10.5%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	16,389	1,045,290
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,950	887,145
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	19,028	1,187,918
Chemed Corp. (Health Care Providers & Svs.)		2,872	1,335,825
Emergent BioSolutions, Inc. (Biotechnology)	(a)	8,724	436,811
Encompass Health Corp. (Health Care Providers & Svs.)		18,167	1,363,252
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	29,397	1,229,089
Exelixis, Inc. (Biotechnology)	(a)	57,535	1,216,290
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	14,306	1,096,126
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,279	655,005
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	25,983	1,056,988
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	15,222	985,777
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		12,014	1,802,100
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,643	850,203
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	13,283	909,620
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	11,162	1,453,404
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	5,782	907,254
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,713	769,172
Masimo Corp. (Health Care Equip. & Supplies)	(a)	9,246	2,502,985
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,231	990,124
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	10,660	2,892,165
Nektar Therapeutics (Pharmaceuticals)	(a)	33,453	600,816
Neogen Corp. (Health Care Equip. & Supplies)	(a)	19,598	851,141
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	17,276	1,656,941
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	9,394	562,231
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	25,279	613,268
Patterson Cos., Inc. (Health Care Providers & Svs.)		15,743	474,494
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,276	1,672,554
Perrigo Co. PLC (Pharmaceuticals)		24,409	1,155,278
Progyny, Inc. (Health Care Providers & Svs.)	(a)	12,564	703,584
Quidel Corp. (Health Care Equip. & Supplies)	(a)	6,915	976,052
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	24,439	537,902
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,332	2,696,855
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,651	1,111,913
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	18,890	1,652,497
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	11,504	1,373,347
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	19,535	1,297,905
United Therapeutics Corp. (Biotechnology)	(a)	8,194	1,512,448
			45,021,769
Industrials–17.7%
Acuity Brands, Inc. (Electrical Equip.)		6,518	1,130,026
AECOM (Construction & Engineering)	(a)	26,296	1,660,592
AGCO Corp. (Machinery)		11,282	1,382,384
ASGN, Inc. (Professional Svs.)	(a)	9,657	1,092,593
Avis Budget Group, Inc. (Road & Rail)	(a)	8,622	1,004,549
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	11,987	2,097,965
Brink's Co. / The (Commercial Svs. & Supplies)		9,066	573,878

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Builders FirstSource, Inc. (Building Products)	(a)	37,818	$ 1,956,703
CACI International, Inc. Class A (Professional Svs.)	(a)	4,300	1,127,030
Carlisle Cos., Inc. (Building Products)		9,516	1,891,686
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,139	949,268
Colfax Corp. (Machinery)	(a)	23,643	1,085,214
Crane Co. (Machinery)		9,113	864,004
Curtiss-Wright Corp. (Aerospace & Defense)		7,464	941,808
Donaldson Co., Inc. (Machinery)		22,926	1,316,182
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,651	402,577
EMCOR Group, Inc. (Construction & Engineering)		9,814	1,132,339
EnerSys (Electrical Equip.)		7,766	578,101
Flowserve Corp. (Machinery)		23,776	824,314
Fluor Corp. (Construction & Engineering)	(a)	25,810	412,186
FTI Consulting, Inc. (Professional Svs.)	(a)	6,246	841,336
GATX Corp. (Trading Companies & Distributors)		6,500	582,140
Graco, Inc. (Machinery)		30,988	2,168,230
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	17,993	1,411,371
Herman Miller, Inc. (Commercial Svs. & Supplies)		13,746	517,674
Hexcel Corp. (Aerospace & Defense)	(a)	15,295	908,370
Hubbell, Inc. (Electrical Equip.)		9,928	1,793,692
IAA, Inc. (Commercial Svs. & Supplies)	(a)	24,604	1,342,640
Insperity, Inc. (Professional Svs.)		6,555	725,901
ITT, Inc. (Machinery)		15,719	1,349,319
JetBlue Airways Corp. (Airlines)	(a)	58,131	888,823
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	21,760	356,646
KBR, Inc. (Professional Svs.)		25,700	1,012,580
Kennametal, Inc. (Machinery)		15,218	520,912
Kirby Corp. (Marine)	(a)	10,941	524,730
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		30,296	1,549,640
Landstar System, Inc. (Road & Rail)		6,987	1,102,688
Lennox International, Inc. (Building Products)		6,241	1,835,915
Lincoln Electric Holdings, Inc. (Machinery)		10,841	1,396,212
ManpowerGroup, Inc. (Professional Svs.)		9,901	1,072,080
MasTec, Inc. (Construction & Engineering)	(a)	10,443	901,022
Mercury Systems, Inc. (Aerospace & Defense)	(a)	10,302	488,521
Middleby Corp. / The (Machinery)	(a)	10,153	1,731,188
MSA Safety, Inc. (Commercial Svs. & Supplies)		6,655	969,634
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,564	686,747
Nordson Corp. (Machinery)		9,868	2,350,064
nVent Electric PLC (Electrical Equip.)		30,627	990,171
Oshkosh Corp. (Machinery)		12,527	1,282,389
Owens Corning (Building Products)		18,825	1,609,538
Regal Beloit Corp. (Electrical Equip.)		7,426	1,116,425
Ryder System, Inc. (Road & Rail)		9,816	811,881
Saia, Inc. (Road & Rail)	(a)	4,806	1,143,972
Simpson Manufacturing Co., Inc. (Building Products)		7,928	848,058
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	16,771	1,139,925
Sunrun, Inc. (Electrical Equip.)	(a)	37,585	1,653,740
Terex Corp. (Machinery)		12,705	534,881
Tetra Tech, Inc. (Commercial Svs. & Supplies)		9,870	1,473,986
Timken Co. / The (Machinery)		12,665	828,544
Toro Co. / The (Machinery)		19,544	1,903,781
Trex Co., Inc. (Building Products)	(a)	21,053	2,145,932
Trinity Industries, Inc. (Machinery)		15,227	413,718
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	31,134	741,612
Valmont Industries, Inc. (Construction & Engineering)		3,873	910,620
Watsco, Inc. (Trading Companies & Distributors)		6,018	1,592,483
Werner Enterprises, Inc. (Road & Rail)		11,293	499,941
Woodward, Inc. (Machinery)		11,610	1,314,252
XPO Logistics, Inc. (Road & Rail)	(a)	17,991	1,431,724
			75,839,047
Common Stocks (Continued)		Shares	Value
Information Technology–14.2%
ACI Worldwide, Inc. (Software)	(a)	21,448	$ 659,097
Alliance Data Systems Corp. (IT Svs.)		9,077	915,779
Amkor Technology, Inc. (Semiconductors & Equip.)		18,293	456,410
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,115	1,472,683
Aspen Technology, Inc. (Software)	(a)	12,395	1,522,106
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		18,140	670,636
Belden, Inc. (Electronic Equip., Instr. & Comp.)		8,201	477,790
Blackbaud, Inc. (Software)	(a)	7,674	539,866
Brooks Automation, Inc. (Semiconductors & Equip.)		13,561	1,387,968
CDK Global, Inc. (Software)		22,226	945,716
Cerence, Inc. (Software)	(a)	6,943	667,292
Ciena Corp. (Communications Equip.)	(a)	28,251	1,450,689
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	10,504	865,004
CMC Materials, Inc. (Semiconductors & Equip.)		5,333	657,186
Cognex Corp. (Electronic Equip., Instr. & Comp.)		32,256	2,587,576
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,479	1,120,153
CommVault Systems, Inc. (Software)	(a)	8,372	630,495
Concentrix Corp. (IT Svs.)	(a)	7,815	1,383,255
Digital Turbine, Inc. (Software)	(a)	15,959	1,097,181
Envestnet, Inc. (Software)	(a)	9,927	796,543
Fair Isaac Corp. (Software)	(a)	5,181	2,061,675
First Solar, Inc. (Semiconductors & Equip.)	(a)	18,047	1,722,767
Genpact Ltd. (IT Svs.)		31,527	1,497,848
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	19,143	1,136,329
J2 Global, Inc. (Software)	(a)	8,797	1,201,846
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		26,625	1,554,101
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	24,895	1,609,462
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,490	1,226,982
LiveRamp Holdings, Inc. (IT Svs.)	(a)	12,396	585,463
Lumentum Holdings, Inc. (Communications Equip.)	(a)	13,853	1,157,280
Manhattan Associates, Inc. (Software)	(a)	11,571	1,770,710
Maximus, Inc. (IT Svs.)		11,220	933,504
Mimecast Ltd. (Software)	(a)	11,158	709,649
MKS Instruments, Inc. (Semiconductors & Equip.)		10,123	1,527,662
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		24,280	952,504
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	24,030	931,403
NetScout Systems, Inc. (Communications Equip.)	(a)	13,479	363,259
Paylocity Holding Corp. (Software)	(a)	7,175	2,011,870
Qualys, Inc. (Software)	(a)	6,113	680,316
Sabre Corp. (IT Svs.)	(a)	59,098	699,720
Sailpoint Technologies Holdings, Inc. (Software)	(a)	16,952	726,902
Science Applications International Corp. (IT Svs.)		10,581	905,310
Semtech Corp. (Semiconductors & Equip.)	(a)	11,855	924,334
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,415	1,039,287
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	9,541	2,530,464
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,426	1,154,945
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		7,572	788,245
Teradata Corp. (Software)	(a)	19,912	1,141,953
Universal Display Corp. (Semiconductors & Equip.)		7,913	1,352,807
Viasat, Inc. (Communications Equip.)	(a)	13,386	737,167
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		24,115	484,470
Vontier Corp. (Electronic Equip., Instr. & Comp.)		30,839	1,036,190
WEX, Inc. (IT Svs.)	(a)	8,176	1,440,121

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	21,076	$ 1,701,466
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		25,091	506,086
			61,107,522
Materials–5.8%
AptarGroup, Inc. (Containers & Packaging)		12,024	1,435,064
Ashland Global Holdings, Inc. (Chemicals)		10,310	918,827
Avient Corp. (Chemicals)		16,658	772,098
Cabot Corp. (Chemicals)		10,398	521,148
Chemours Co. / The (Chemicals)		30,143	875,956
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	83,001	1,644,250
Commercial Metals Co. (Metals & Mining)		21,957	668,810
Compass Minerals International, Inc. (Metals & Mining)		6,200	399,280
Eagle Materials, Inc. (Construction Materials)		7,644	1,002,587
Greif, Inc. Class A (Containers & Packaging)		4,840	312,664
Ingevity Corp. (Chemicals)	(a)	7,214	514,863
Louisiana-Pacific Corp. (Paper & Forest Products)		17,379	1,066,549
Minerals Technologies, Inc. (Chemicals)		6,127	427,910
NewMarket Corp. (Chemicals)		1,317	446,160
Olin Corp. (Chemicals)		26,401	1,273,848
Reliance Steel & Aluminum Co. (Metals & Mining)		11,592	1,650,933
Royal Gold, Inc. (Metals & Mining)		11,978	1,143,779
RPM International, Inc. (Chemicals)		23,687	1,839,296
Scotts Miracle-Gro Co. / The (Chemicals)		7,431	1,087,601
Sensient Technologies Corp. (Chemicals)		7,698	701,134
Silgan Holdings, Inc. (Containers & Packaging)		15,341	588,481
Sonoco Products Co. (Containers & Packaging)		17,963	1,070,235
Steel Dynamics, Inc. (Metals & Mining)		35,397	2,070,017
United States Steel Corp. (Metals & Mining)		49,303	1,083,187
Valvoline, Inc. (Chemicals)		32,991	1,028,659
Worthington Industries, Inc. (Metals & Mining)		6,057	319,204
			24,862,540
Real Estate–9.6%
American Campus Communities, Inc. (Equity REIT)		25,408	1,231,018
Apartment Income REIT Corp. (Equity REIT)		28,653	1,398,553
Brixmor Property Group, Inc. (Equity REIT)		54,207	1,198,517
Camden Property Trust (Equity REIT)		18,357	2,707,107
CoreSite Realty Corp. (Equity REIT)		8,068	1,117,741
Corporate Office Properties Trust (Equity REIT)		20,450	551,741
Cousins Properties, Inc. (Equity REIT)		27,145	1,012,237
CyrusOne, Inc. (Equity REIT)		22,635	1,752,175
Douglas Emmett, Inc. (Equity REIT)		32,030	1,012,468
EastGroup Properties, Inc. (Equity REIT)		7,377	1,229,229
EPR Properties (Equity REIT)		13,624	672,753
First Industrial Realty Trust, Inc. (Equity REIT)		23,572	1,227,630
Healthcare Realty Trust, Inc. (Equity REIT)		26,583	791,642
Highwoods Properties, Inc. (Equity REIT)		18,995	833,121
Hudson Pacific Properties, Inc. (Equity REIT)		27,909	733,169
JBG SMITH Properties (Equity REIT)		21,214	628,147
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	9,253	2,295,577
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Kilroy Realty Corp. (Equity REIT)		19,134	$ 1,266,862
Lamar Advertising Co. Class A (Equity REIT)		15,837	1,796,708
Life Storage, Inc. (Equity REIT)		14,295	1,640,208
Macerich Co. / The (Equity REIT)		38,877	649,635
Medical Properties Trust, Inc. (Equity REIT)		108,733	2,182,271
National Retail Properties, Inc. (Equity REIT)		32,057	1,384,542
National Storage Affiliates Trust (Equity REIT)		14,890	786,043
Omega Healthcare Investors, Inc. (Equity REIT)		43,602	1,306,316
Park Hotels & Resorts, Inc. (Equity REIT)	(a)	43,161	826,101
Pebblebrook Hotel Trust (Equity REIT)		23,885	535,263
Physicians Realty Trust (Equity REIT)		39,575	697,311
PotlatchDeltic Corp. (Equity REIT)		12,213	629,946
PS Business Parks, Inc. (Equity REIT)		3,655	572,885
Rayonier, Inc. (Equity REIT)		25,800	920,544
Rexford Industrial Realty, Inc. (Equity REIT)		25,144	1,426,922
Sabra Health Care REIT, Inc. (Equity REIT)		40,327	593,613
SL Green Realty Corp. (Equity REIT)		12,257	868,286
Spirit Realty Capital, Inc. (Equity REIT)		21,748	1,001,278
STORE Capital Corp. (Equity REIT)		44,687	1,431,325
Urban Edge Properties (Equity REIT)		20,182	369,532
			41,278,416
Utilities–3.2%
ALLETE, Inc. (Electric Utilities)		9,501	565,500
Black Hills Corp. (Multi-Utilities)		11,618	729,146
Essential Utilities, Inc. (Water Utilities)		40,826	1,881,262
Hawaiian Electric Industries, Inc. (Electric Utilities)		19,925	813,538
IDACORP, Inc. (Electric Utilities)		9,224	953,577
MDU Resources Group, Inc. (Multi-Utilities)		36,929	1,095,683
National Fuel Gas Co. (Gas Utilities)		16,643	874,090
New Jersey Resources Corp. (Gas Utilities)		17,553	611,020
NorthWestern Corp. (Multi-Utilities)		9,421	539,823
OGE Energy Corp. (Electric Utilities)		36,554	1,204,820
ONE Gas, Inc. (Gas Utilities)		9,777	619,568
PNM Resources, Inc. (Electric Utilities)		15,652	774,461
Southwest Gas Holdings, Inc. (Gas Utilities)		10,794	721,903
Spire, Inc. (Gas Utilities)		9,410	575,704
UGI Corp. (Gas Utilities)		38,186	1,627,487
			13,587,582
Total Common Stocks (Cost $322,564,297)			$421,776,310

Money Market Funds–1.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	7,672,132	$ 7,673,666
State Street Institutional U.S. Government Money Market Fund, 0.025%	(b)	18,658	18,658
Total Money Market Funds (Cost $7,692,324)			$7,692,324
Total Investments – 100.1% (Cost $330,256,621)	(c)		$429,468,634
Liabilities in Excess of Other Assets – (0.1)%	(d)		(567,407)
Net Assets – 100.0%			$428,901,227

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $418,500 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	31	December 17, 2021	$8,283,069	$8,162,920	$(120,149)	$(128,172)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–97.6%		Shares	Value
Communication Services–11.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	554	$ 1,481,130
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	877	2,337,477
Altice U.S.A., Inc. Class A (Media)	(a)	6,572	136,172
Electronic Arts, Inc. (Entertainment)		463	65,862
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	8,838	2,999,529
Fox Corp. Class A (Media)		454	18,210
Live Nation Entertainment, Inc. (Entertainment)	(a)	406	36,999
Match Group, Inc. (Interactive Media & Svs.)	(a)	466	73,157
Nexstar Media Group, Inc. Class A (Media)		383	58,201
Roku, Inc. (Entertainment)	(a)	1,865	584,398
Sirius XM Holdings, Inc. (Media)		25,476	155,403
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	1,993	147,223
Spotify Technology SA (Entertainment)	(a)	1,257	283,252
Take-Two Interactive Software, Inc. (Entertainment)	(a)	93	14,328
Twitter, Inc. (Interactive Media & Svs.)	(a)	5,002	302,071
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	455	14,510
Warner Music Group Corp. Class A (Entertainment)		2,681	114,586
Zillow Group, Inc. Class A (Interactive Media & Svs.)	(a)	215	19,045
Zillow Group, Inc. Class C (Interactive Media & Svs.)	(a)	2,171	191,352
Zynga, Inc. Class A (Entertainment)	(a)	56,357	424,368
			9,457,273
Consumer Discretionary–17.4%
Advance Auto Parts, Inc. (Specialty Retail)		691	144,343
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,517	4,983,406
American Eagle Outfitters, Inc. (Specialty Retail)		9,293	239,759
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	244	579,224
BorgWarner, Inc. (Auto Components)		12,224	528,199
CarMax, Inc. (Specialty Retail)	(a)	152	19,450
Chegg, Inc. (Diversified Consumer Svs.)	(a)	327	22,243
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	846	121,384
D.R. Horton, Inc. (Household Durables)		4,687	393,567
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		703	335,303
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	1,808	375,992
H&R Block, Inc. (Diversified Consumer Svs.)		1,228	30,700
Home Depot, Inc. / The (Specialty Retail)		1,801	591,196
Lowe's Cos., Inc. (Specialty Retail)		1,568	318,085
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	579	234,321
Meritage Homes Corp. (Household Durables)	(a)	493	47,821
National Vision Holdings, Inc. (Specialty Retail)	(a)	3,694	209,708
Penske Automotive Group, Inc. (Specialty Retail)		1,006	101,204
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		960	106,598
Service Corp. International (Diversified Consumer Svs.)		1,784	107,504
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	821	34,581
Target Corp. (Multiline Retail)		4,491	1,027,406
Tesla, Inc. (Automobiles)	(a)	3,180	2,466,026
TJX Cos., Inc. / The (Specialty Retail)		4,449	293,545
Tractor Supply Co. (Specialty Retail)		1,087	220,237
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	63	16,097
Williams-Sonoma, Inc. (Specialty Retail)		76	13,477
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	2,116	$ 179,331
YETI Holdings, Inc. (Leisure Products)	(a)	1,127	96,573
			13,837,280
Consumer Staples–3.6%
Costco Wholesale Corp. (Food & Staples Retailing)		3,424	1,538,575
Estee Lauder Cos., Inc. / The Class A (Personal Products)		2,123	636,751
Molson Coors Beverage Co. Class B (Beverages)		648	30,054
PepsiCo, Inc. (Beverages)		4,552	684,666
			2,890,046
Energy–0.1%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		818	65,661
Financials–2.9%
American Express Co. (Consumer Finance)		4,592	769,298
Marsh & McLennan Cos., Inc. (Insurance)		3,613	547,116
MetLife, Inc. (Insurance)		12,153	750,205
Stifel Financial Corp. (Capital Markets)		2,608	177,239
Voya Financial, Inc. (Diversified Financial Svs.)		971	59,610
			2,303,468
Health Care–9.2%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,005	788,438
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,015	675,411
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,663	669,563
Bristol-Myers Squibb Co. (Pharmaceuticals)		824	48,756
Bruker Corp. (Life Sciences Tools & Svs.)		5,535	432,284
Danaher Corp. (Health Care Equip. & Supplies)		1,004	305,658
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	870	475,768
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,865	1,159,844
Johnson & Johnson (Pharmaceuticals)		3,885	627,428
McKesson Corp. (Health Care Providers & Svs.)		2,009	400,554
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	22	30,302
Moderna, Inc. (Biotechnology)	(a)	1,144	440,280
PPD, Inc. (Life Sciences Tools & Svs.)	(a)	6,834	319,763
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	278	80,339
Stryker Corp. (Health Care Equip. & Supplies)		724	190,933
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	526	46,014
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	1,810	328,316
Zoetis, Inc. (Pharmaceuticals)		1,378	267,525
			7,287,176
Industrials–6.3%
Alaska Air Group, Inc. (Airlines)	(a)	1,632	95,635
Allegion PLC (Building Products)		1,108	146,456
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		4,817	419,079
Carrier Global Corp. (Building Products)		843	43,634
Deere & Co. (Machinery)		275	92,144
Equifax, Inc. (Professional Svs.)		2,748	696,398
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,016	835,816
IAA, Inc. (Commercial Svs. & Supplies)	(a)	8,154	444,964
Landstar System, Inc. (Road & Rail)		1,971	311,063
Lockheed Martin Corp. (Aerospace & Defense)		415	143,217
Otis Worldwide Corp. (Machinery)		5,800	477,224

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Ryder System, Inc. (Road & Rail)		4,565	$ 377,571
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,024	204,257
Trane Technologies PLC (Building Products)		3,069	529,863
XPO Logistics, Inc. (Road & Rail)	(a)	2,297	182,795
			5,000,116
Information Technology–43.4%
Accenture PLC Class A (IT Svs.)		1,260	403,099
Adobe, Inc. (Software)	(a)	3,421	1,969,538
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,084	728,944
Apple, Inc. (Tech. Hardware, Storage & Periph.)		54,778	7,751,087
Applied Materials, Inc. (Semiconductors & Equip.)		2,967	381,942
Automatic Data Processing, Inc. (IT Svs.)		3,716	742,903
Cadence Design Systems, Inc. (Software)	(a)	112	16,961
Cloudflare, Inc. Class A (IT Svs.)	(a)	449	50,580
Crowdstrike Holdings, Inc. Class A (Software)	(a)	518	127,314
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	1,490	155,020
DocuSign, Inc. (Software)	(a)	166	42,733
Fidelity National Information Services, Inc. (IT Svs.)		1,585	192,863
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		9,198	131,072
HubSpot, Inc. (Software)	(a)	947	640,257
Intel Corp. (Semiconductors & Equip.)		7,232	385,321
Intuit, Inc. (Software)		2,716	1,465,309
Lam Research Corp. (Semiconductors & Equip.)		1,118	636,310
Manhattan Associates, Inc. (Software)	(a)	1,250	191,288
Mastercard, Inc. Class A (IT Svs.)		3,855	1,340,306
Microsoft Corp. (Software)		22,021	6,208,160
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,031	451,583
NVIDIA Corp. (Semiconductors & Equip.)		10,359	2,145,970
Okta, Inc. (IT Svs.)	(a)	1,407	333,937
PagerDuty, Inc. (Software)	(a)	4,234	175,372
Paycom Software, Inc. (Software)	(a)	483	239,447
Paylocity Holding Corp. (Software)	(a)	61	17,104
PayPal Holdings, Inc. (IT Svs.)	(a)	4,278	1,113,178
QUALCOMM, Inc. (Semiconductors & Equip.)		2,162	278,855
ServiceNow, Inc. (Software)	(a)	2,310	1,437,444
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	76	10,652
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Smartsheet, Inc. Class A (Software)	(a)	600	$ 41,292
Splunk, Inc. (Software)	(a)	283	40,953
SS&C Technologies Holdings, Inc. (Software)		1,154	80,088
Synaptics, Inc. (Semiconductors & Equip.)	(a)	75	13,480
Toast, Inc. Class A (IT Svs.)	(a)	735	36,713
Twilio, Inc. Class A (IT Svs.)	(a)	601	191,749
Visa, Inc. (IT Svs.)		10,474	2,333,084
VMware, Inc. Class A (Software)	(a)	4,273	635,395
Workday, Inc. Class A (Software)	(a)	3,589	896,855
Xilinx, Inc. (Semiconductors & Equip.)		893	134,834
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	81	41,749
Zendesk, Inc. (Software)	(a)	2,079	241,975
			34,452,716
Materials–1.1%
Sherwin-Williams Co. / The (Chemicals)		2,612	730,655
Vulcan Materials Co. (Construction Materials)		628	106,232
			836,887
Real Estate–1.2%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,008	98,139
Equinix, Inc. (Equity REIT)		124	97,976
Life Storage, Inc. (Equity REIT)		1,969	225,923
Prologis, Inc. (Equity REIT)		3,936	493,692
			915,730
Utilities–0.5%
DTE Energy Co. (Multi-Utilities)		570	63,675
OGE Energy Corp. (Electric Utilities)		8,817	290,608
UGI Corp. (Gas Utilities)		1,272	54,213
			408,496
Total Common Stocks (Cost $66,411,961)			$77,454,849

Money Market Funds–1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	1,025,801	$ 1,026,006
Total Money Market Funds (Cost $1,026,006)			$1,026,006
Total Investments – 98.9% (Cost $67,437,967)	(c)		$78,480,855
Other Assets in Excess of Liabilities – 1.1%	(d)		838,785
Net Assets – 100.0%			$79,319,640

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $68,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	4	December 17, 2021	$1,216,050	$1,174,600	$(41,450)	$(4,580)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–48.2%		Shares	Value
Communication Services–6.8%
Activision Blizzard, Inc. (Entertainment)		6,630	$ 513,096
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	5,293	14,107,486
Comcast Corp. Class A (Media)		17,377	971,895
Electronic Arts, Inc. (Entertainment)		16,444	2,339,159
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	27,255	9,250,074
Take-Two Interactive Software, Inc. (Entertainment)	(a)	6,696	1,031,653
Verizon Communications, Inc. (Diversified Telecom. Svs.)		25,107	1,356,029
			29,569,392
Consumer Discretionary–7.2%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,130	10,282,175
AutoZone, Inc. (Specialty Retail)	(a)	1,534	2,604,717
Burlington Stores, Inc. (Specialty Retail)	(a)	3,806	1,079,267
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		4,460	433,690
Chegg, Inc. (Diversified Consumer Svs.)	(a)	14,249	969,217
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	2,848	1,025,850
Dollar General Corp. (Multiline Retail)		1,436	304,633
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,940	925,302
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	5,212	1,083,888
Garmin Ltd. (Household Durables)		6,680	1,038,473
Home Depot, Inc. / The (Specialty Retail)		16,910	5,550,877
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		25,348	3,681,290
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,814	1,719,523
Ross Stores, Inc. (Specialty Retail)		3,470	377,709
			31,076,611
Consumer Staples–3.2%
Altria Group, Inc. (Tobacco)		10,300	468,856
Coca-Cola Co. / The (Beverages)		21,208	1,112,784
Colgate-Palmolive Co. (Household Products)		4,720	356,738
Costco Wholesale Corp. (Food & Staples Retailing)		7,934	3,565,143
Koninklijke Ahold Delhaize N.V. – ADR (Food & Staples Retailing)		27,930	928,952
Monster Beverage Corp. (Beverages)	(a)	31,322	2,782,333
Philip Morris International, Inc. (Tobacco)		15,150	1,436,068
Procter & Gamble Co. / The (Household Products)		10,988	1,536,122
Walmart, Inc. (Food & Staples Retailing)		12,742	1,775,980
			13,962,976
Energy–0.2%
Royal Dutch Shell PLC Class B – ADR (Oil, Gas & Consumable Fuels)		22,187	982,218
Financials–2.4%
CME Group, Inc. (Capital Markets)		5,267	1,018,532
Everest RE Group Ltd. (Insurance)		3,400	852,652
Houlihan Lokey, Inc. (Capital Markets)		1,336	123,046
Intercontinental Exchange, Inc. (Capital Markets)		10,779	1,237,645
JPMorgan Chase & Co. (Banks)		11,485	1,879,980
MarketAxess Holdings, Inc. (Capital Markets)		651	273,869
Marsh & McLennan Cos., Inc. (Insurance)		3,550	537,577
Progressive Corp. / The (Insurance)		14,275	1,290,317
S&P Global, Inc. (Capital Markets)		4,201	1,784,963
T. Rowe Price Group, Inc. (Capital Markets)		4,616	907,967
U.S. Bancorp (Banks)		9,551	567,711
			10,474,259
Health Care–7.6%
AbbVie, Inc. (Biotechnology)		6,480	698,998
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,687	549,152
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,165	2,106,086
Anthem, Inc. (Health Care Providers & Svs.)		2,532	943,930
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	19,549	2,213,142
Eli Lilly & Co. (Pharmaceuticals)		4,081	942,915
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,260	1,405,494
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	1,640	665,200
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	3,252	3,232,976
Johnson & Johnson (Pharmaceuticals)		4,880	788,120
Medtronic PLC (Health Care Equip. & Supplies)		6,201	777,295
Merck & Co., Inc. (Pharmaceuticals)		22,354	1,679,009
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	300	413,208

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Roche Holding AG – ADR (Pharmaceuticals)		28,040	$ 1,274,979
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,010	1,148,373
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		16,734	6,538,643
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	2,680	772,296
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	14,594	2,647,206
Zoetis, Inc. (Pharmaceuticals)		21,792	4,230,699
			33,027,721
Industrials–2.7%
Allegion PLC (Building Products)		10,490	1,386,568
AMETEK, Inc. (Electrical Equip.)		5,170	641,132
Copart, Inc. (Commercial Svs. & Supplies)	(a)	15,292	2,121,306
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,200	899,074
IDEX Corp. (Machinery)		3,050	631,198
L3Harris Technologies, Inc. (Aerospace & Defense)		2,907	640,238
Northrop Grumman Corp. (Aerospace & Defense)		4,160	1,498,224
Oshkosh Corp. (Machinery)		4,620	472,949
Regal Beloit Corp. (Electrical Equip.)		2,810	422,455
RELX PLC – ADR (Professional Svs.)		18,750	541,125
Roper Technologies, Inc. (Industrial Conglomerates)		4,464	1,991,524
Trex Co., Inc. (Building Products)	(a)	5,603	571,114
			11,816,907
Information Technology–16.1%
Adobe, Inc. (Software)	(a)	7,877	4,534,946
Amdocs Ltd. (IT Svs.)		6,410	485,301
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		12,268	898,386
Analog Devices, Inc. (Semiconductors & Equip.)		5,500	921,140
Apple, Inc. (Tech. Hardware, Storage & Periph.)		23,917	3,384,256
Arista Networks, Inc. (Communications Equip.)	(a)	3,499	1,202,396
ASML Holding N.V. (Semiconductors & Equip.)		1,950	1,452,965
Automatic Data Processing, Inc. (IT Svs.)		3,523	704,318
Booz Allen Hamilton Holding Corp. (IT Svs.)		10,410	826,034
Broadcom, Inc. (Semiconductors & Equip.)		2,060	998,956
CDW Corp. (Electronic Equip., Instr. & Comp.)		6,084	1,107,410
Citrix Systems, Inc. (Software)		6,168	662,258
Cognex Corp. (Electronic Equip., Instr. & Comp.)		7,400	593,628
EPAM Systems, Inc. (IT Svs.)	(a)	2,177	1,241,935
Fidelity National Information Services, Inc. (IT Svs.)		8,095	985,000
Fortinet, Inc. (Software)	(a)	5,563	1,624,619
Genpact Ltd. (IT Svs.)		20,530	975,380
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,676	899,078
KLA Corp. (Semiconductors & Equip.)		2,298	768,704
Mastercard, Inc. Class A (IT Svs.)		2,778	965,855
Microsoft Corp. (Software)		61,309	17,284,229
Motorola Solutions, Inc. (Communications Equip.)		4,400	1,022,208
NortonLifeLock, Inc. (Software)		51,850	1,311,805
NVIDIA Corp. (Semiconductors & Equip.)		12,014	2,488,820
Oracle Corp. (Software)		26,725	2,328,549
Paychex, Inc. (IT Svs.)		18,321	2,060,196
PayPal Holdings, Inc. (IT Svs.)	(a)	10,970	2,854,504
PTC, Inc. (Software)	(a)	904	108,290
QUALCOMM, Inc. (Semiconductors & Equip.)		26,565	3,426,354
ServiceNow, Inc. (Software)	(a)	920	572,488
Texas Instruments, Inc. (Semiconductors & Equip.)		6,404	1,230,913
Tyler Technologies, Inc. (Software)	(a)	1,260	577,899
Visa, Inc. (IT Svs.)		34,276	7,634,979
Xilinx, Inc. (Semiconductors & Equip.)		13,193	1,992,011
			70,125,810
Materials–0.6%
Sherwin-Williams Co. / The (Chemicals)		8,550	2,391,692
Real Estate–0.2%
American Campus Communities, Inc. (Equity REIT)		6,030	292,154
Sun Communities, Inc. (Equity REIT)		3,970	734,847
			1,027,001
Utilities–1.2%
Alliant Energy Corp. (Electric Utilities)		19,972	1,118,033

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Ameren Corp. (Multi-Utilities)	12,101	$ 980,181
American Electric Power Co., Inc. (Electric Utilities)	12,980	1,053,716
Dominion Energy, Inc. (Multi-Utilities)	6,720	490,694
NextEra Energy, Inc. (Electric Utilities)	18,790	1,475,391
		5,118,015
Total Common Stocks (Cost $143,804,653)		$209,572,602

Corporate Bonds–16.0%		Rate	Maturity	Face Amount	Value
Communication Services–1.9%
AT&T, Inc. (Diversified Telecom. Svs.)		3.500%	09/15/2053	$ 293,000	$ 289,988
AT&T, Inc. (Diversified Telecom. Svs.)		3.550%	09/15/2055	123,000	121,296
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	208,000	212,483
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	09/15/2059	33,000	32,898
Baidu, Inc. (Interactive Media & Svs.)		1.625%	02/23/2027	477,000	470,550
Cable One, Inc. (Media)	(b)	4.000%	11/15/2030	129,000	128,516
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	59,000	60,871
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	209,000	212,703
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	607,690
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	502,000	503,134
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	84,294
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.375%	05/01/2047	49,000	58,668
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	265,000	297,384
Comcast Corp. (Media)		3.100%	04/01/2025	80,000	85,595
Comcast Corp. (Media)		3.150%	03/01/2026	146,000	157,768
Comcast Corp. (Media)		3.300%	04/01/2027	218,000	238,708
Comcast Corp. (Media)		4.150%	10/15/2028	123,000	141,454
Comcast Corp. (Media)		2.650%	02/01/2030	113,000	117,892
Comcast Corp. (Media)		3.400%	04/01/2030	218,000	240,092
Comcast Corp. (Media)		4.250%	10/15/2030	205,000	238,789
Comcast Corp. (Media)		3.750%	04/01/2040	87,000	97,747
Comcast Corp. (Media)	(b)	2.887%	11/01/2051	156,000	149,632
Comcast Corp. (Media)	(b)	2.987%	11/01/2063	162,000	151,809
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	93,444
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	43,723
Discovery Communications LLC (Media)		4.650%	05/15/2050	27,000	31,289
Fox Corp. (Media)		5.576%	01/25/2049	178,000	239,700
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	330,414
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	102,000	103,938
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	379,874
Sirius XM Radio, Inc. (Media)	(b)	4.000%	07/15/2028	223,000	226,763
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	1.810%	01/26/2026	201,000	202,729
Tencent Holdings Ltd. (Interactive Media & Svs.)		2.390%	06/03/2030	200,000	196,606
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	3.240%	06/03/2050	201,000	189,163
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	71,575
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	02/15/2029	46,000	46,486
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.375%	04/15/2029	28,000	29,211
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	226,000	249,541
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	143,000	144,216
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.375%	04/15/2040	78,000	89,869
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	04/15/2050	91,000	106,085
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	108,000	115,502
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.522%	09/15/2048	69,000	84,670
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	77,000	87,509
Weibo Corp. (Interactive Media & Svs.)		3.375%	07/08/2030	527,000	526,225
					8,288,493
Consumer Discretionary–2.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	3.500%	02/15/2029	270,000	267,300
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	344,000	374,985
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)		2.125%	02/09/2031	459,000	441,191
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	336,542
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	404,000	480,211
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	4.000%	08/01/2028	237,000	239,370

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Dollar General Corp. (Multiline Retail)		3.500%	04/03/2030	$ 187,000	$ 205,693
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	164,000	185,924
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	92,564
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	104,489
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	133,635
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	311,384
General Motors Co. (Automobiles)		5.400%	04/01/2048	90,000	111,596
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	519,000	573,266
InRetail Consumer (Multiline Retail)	(b)	3.250%	03/22/2028	229,000	229,572
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	354,000	360,837
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	(b)	3.500%	03/01/2031	153,000	154,530
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	361,000	412,833
Mattel, Inc. (Leisure Products)	(b)	3.375%	04/01/2026	128,000	131,981
Mattel, Inc. (Leisure Products)	(b)	3.750%	04/01/2029	127,000	132,397
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	300,504
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	294,000	306,640
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	98,134
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	150,000	188,850
Newell Brands, Inc. (Household Durables)		4.875%	06/01/2025	27,000	29,800
Newell Brands, Inc. (Household Durables)		4.700%	04/01/2026	113,000	124,586
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.400%	03/27/2025	98,000	102,843
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.750%	03/27/2027	152,000	163,195
Nissan Motor Co. Ltd. (Automobiles)	(b)	4.345%	09/17/2027	430,000	472,424
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	6,668
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	53,931
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	259,941
Prosus N.V. (Internet & Direct Marketing Retail)	(b)	3.680%	01/21/2030	216,000	224,091
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	321,285
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	10.875%	06/01/2023	136,000	152,320
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	11.500%	06/01/2025	143,000	163,163
Starbucks Corp. (Hotels, Restaurants & Leisure)		4.450%	08/15/2049	180,000	220,086
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	08/26/2028	292,000	277,966
					8,746,727
Consumer Staples–1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(b)	3.500%	03/15/2029	156,000	155,684
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	2.950%	01/25/2030	77,000	80,104
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	121,814
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	280,000	296,294
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	268,000	329,429
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		3.500%	06/01/2030	570,000	624,294
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	190,000	220,788
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	192,000	229,194
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.750%	04/15/2058	162,000	198,642
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	203,341
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	435,000	431,748
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	123,186
Cargill, Inc. (Food Products)	(b)	1.375%	07/23/2023	77,000	78,420
Cargill, Inc. (Food Products)	(b)	2.125%	04/23/2030	113,000	113,826
Cencosud SA (Food & Staples Retailing)		5.150%	02/12/2025	276,000	303,600
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	263,000	291,293
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	203,618
Coca-Cola Co. / The (Beverages)		4.200%	03/25/2050	197,000	246,776
Estee Lauder Cos., Inc. / The (Personal Products)		2.600%	04/15/2030	412,000	432,081
Fomento Economico Mexicano S.A.B de C.V. (Beverages)		3.500%	01/16/2050	182,000	190,414
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	167,689
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	76,000	82,366
Kimberly-Clark de Mexico S.A.B de C.V. (Household Products)	(b)	2.431%	07/01/2031	274,000	273,096
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	119,331
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	30,435
Mondelez International Holdings Netherlands B.V. (Food Products)	(b)	2.250%	09/19/2024	249,000	259,232
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	41,000	42,900
Natura Cosmeticos SA (Personal Products)	(b)	4.125%	05/03/2028	230,000	232,817
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	187,000	195,118
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	61,882
PepsiCo, Inc. (Beverages)		3.625%	03/19/2050	155,000	178,554
PepsiCo, Inc. (Beverages)		3.875%	03/19/2060	47,000	57,154
Procter & Gamble Co. / The (Household Products)		2.800%	03/25/2027	119,000	128,105

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	$ 68,000	$ 74,416
Sysco Corp. (Food & Staples Retailing)		5.650%	04/01/2025	217,000	249,579
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	73,080
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	314,000	399,406
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2050	302,000	475,062
					7,974,768
Energy–1.2%
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	479,000	452,892
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2029	164,000	183,888
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	604,456
Chevron U.S.A., Inc. (Oil, Gas & Consumable Fuels)		5.250%	11/15/2043	227,000	306,105
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2030	287,000	312,798
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	242,980
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		7.375%	10/15/2045	263,000	414,727
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	139,576
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.250%	04/15/2049	196,000	257,546
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	258,000	286,550
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	78,210
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2041	67,000	92,711
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	10,000	12,855
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	162,584
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.200%	07/15/2048	15,000	18,163
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.550%	12/15/2029	136,000	143,081
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	223,000	315,394
Tengizchevroil Finance Co. International Ltd. (Oil, Gas & Consumable Fuels)	(b)	3.250%	08/15/2030	205,000	207,669
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		4.100%	04/15/2030	413,000	468,519
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		6.100%	06/01/2040	235,000	318,718
					5,019,422
Financials–3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		6.500%	07/15/2025	271,000	314,198
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	319,171
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.375%	01/30/2024	50,000	53,387
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	5.500%	12/15/2024	148,000	165,873
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.125%	08/01/2025	3,000	3,229
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.875%	10/01/2025	57,000	62,817
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	1.950%	01/30/2026	181,000	180,346
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	1.950%	09/20/2026	60,000	59,364
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.500%	11/01/2027	50,000	52,669
Banco de Credito del Peru (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(b)(c)	3.125%	07/01/2030	244,000	241,560
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	501,000	550,583
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	196,852
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	678,000	691,986
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	306,000	320,494
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	348,856
Charles Schwab Corp. / The (Capital Markets)		4.625%	03/22/2030	299,000	361,058
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	570,000	629,867
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 119) (Banks)	(c)	4.075%	04/23/2029	212,000	237,585
Citigroup, Inc. (Rate is fixed until 03/20/2029, at which point, the rate becomes QL + 134) (Banks)	(c)	3.980%	03/20/2030	145,000	162,856
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	380,000	438,770
Citizens Financial Group, Inc. (Banks)		2.638%	09/30/2032	114,000	114,471
Credit Suisse Group AG (Rate is fixed until 05/14/2031, at which point, the rate becomes SOFR + 173) (Capital Markets)	(b)(c)	3.091%	05/14/2032	280,000	286,307
GE Capital Funding LLC (Diversified Financial Svs.)		4.400%	05/15/2030	401,000	464,647
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	194,350
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	59,255
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	110,988
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(c)	2.615%	04/22/2032	306,000	309,699
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/21/2031, at which point, the rate becomes SOFR + 125) (Capital Markets)	(c)	2.383%	07/21/2032	103,000	101,982
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.350%	06/08/2025	406,000	431,120
HSBC Holdings PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes USISDA05 + 437) (Banks)	(c)	6.375%	Perpetual	212,000	231,381

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
ING Groep N.V. (Rate is fixed until 04/01/2031, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.727%	04/01/2032	$ 456,000	$ 469,212
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	460,000	529,838
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	225,765
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(c)	4.493%	03/24/2031	171,000	199,536
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.580%	04/22/2032	458,000	464,351
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	396,000	440,395
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(c)	4.431%	01/23/2030	408,000	471,106
SLM Corp. (Consumer Finance)		4.200%	10/29/2025	233,000	249,799
Swiss RE Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes ) (Insurance)	(c)	5.000%	04/02/2049	200,000	229,288
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(b)(c)	3.127%	06/03/2032	200,000	202,653
Wells Fargo & Co. (Rate is fixed until 02/11/2025, at which point, the rate becomes QL + 75) (Banks)	(c)	2.164%	02/11/2026	651,000	671,539
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(c)	2.879%	10/30/2030	298,000	311,220
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes SOFR + 403) (Banks)	(c)	4.478%	04/04/2031	545,000	634,536
					12,794,959
Health Care–0.9%
AbbVie, Inc. (Biotechnology)		3.450%	03/15/2022	292,000	294,608
AbbVie, Inc. (Biotechnology)		3.250%	10/01/2022	175,000	178,842
AbbVie, Inc. (Biotechnology)		2.800%	03/15/2023	14,000	14,404
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	173,453
AbbVie, Inc. (Biotechnology)		3.800%	03/15/2025	210,000	228,029
Baxter International, Inc. (Health Care Equip. & Supplies)		3.950%	04/01/2030	238,000	270,369
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	150,728
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	80,453
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	125,000	138,541
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	409,765
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	219,484
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	114,000	115,891
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	53,549
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	80,553
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	35,429
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	40,000	45,626
CVS Health Corp. (Health Care Providers & Svs.)		4.125%	04/01/2040	141,000	161,590
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	134,311
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	74,063
DH Europe Finance II SARL (Health Care Equip. & Supplies)		3.400%	11/15/2049	91,000	98,341
Jazz Securities DAC (Pharmaceuticals)	(b)	4.375%	01/15/2029	230,000	238,349
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	240,000	240,000
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	80,000	84,474
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.497%	03/25/2030	372,000	440,185
					3,961,037
Industrials–1.6%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	29,257
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	16,118
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	103,879
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	61,696
Aircastle Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/11/2025	149,000	166,587
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	22,957
Aircastle Ltd. (Trading Companies & Distributors)	(b)	2.850%	01/26/2028	332,000	336,236
Allison Transmission, Inc. (Machinery)	(b)	3.750%	01/30/2031	232,000	225,620
BAE Systems PLC (Aerospace & Defense)	(b)	3.400%	04/15/2030	200,000	215,881
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	145,000	150,219
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	116,000	121,287
CITIC Ltd. (Industrial Conglomerates)		2.850%	02/25/2030	230,000	233,682
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.500%	10/20/2025	134,058	143,442
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.750%	10/20/2028	156,000	173,940
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(b)	6.950%	01/17/2028	212,000	240,790
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	423,000	443,881
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	154,132

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	$ 240,000	$ 253,744
Flowserve Corp. (Machinery)		2.800%	01/15/2032	193,000	190,992
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	241,000	269,955
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2040	167,000	203,543
General Electric Co. (Industrial Conglomerates)		3.450%	05/01/2027	105,000	115,159
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	129,000	176,456
GFL Environmental, Inc. (Commercial Svs. & Supplies)	(b)	3.500%	09/01/2028	234,000	235,463
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	222,029
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		4.200%	05/01/2030	366,000	413,110
IHS Markit Ltd. (Professional Svs.)		4.750%	08/01/2028	16,000	18,734
IHS Markit Ltd. (Professional Svs.)		4.250%	05/01/2029	66,000	75,215
Northrop Grumman Corp. (Aerospace & Defense)		4.400%	05/01/2030	205,000	240,404
Northrop Grumman Corp. (Aerospace & Defense)		5.150%	05/01/2040	90,000	117,098
Northrop Grumman Corp. (Aerospace & Defense)		5.250%	05/01/2050	115,000	161,268
United Parcel Service, Inc. (Air Freight & Logistics)		3.900%	04/01/2025	173,000	189,437
United Parcel Service, Inc. (Air Freight & Logistics)		4.450%	04/01/2030	151,000	179,725
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	101,000	134,857
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	189,000	203,188
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	47,750
Westinghouse Air Brake Technologies Corp. (Machinery)		3.450%	11/15/2026	66,000	70,626
Westinghouse Air Brake Technologies Corp. (Machinery)		4.950%	09/15/2028	606,000	697,445
					7,055,802
Information Technology–1.1%
Broadcom, Inc. (Semiconductors & Equip.)		4.110%	09/15/2028	35,000	38,942
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	512,000	567,282
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.137%	11/15/2035	9,000	8,972
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	154,000	153,553
Global Payments, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	209,563
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	79,282
Infor, Inc. (Software)	(b)	1.750%	07/15/2025	106,000	107,364
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	51,000	58,538
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	324,000	360,416
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	366,000	376,716
Micron Technology, Inc. (Semiconductors & Equip.)		4.185%	02/15/2027	207,000	232,750
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.550%	12/01/2028	125,000	151,632
Oracle Corp. (Software)		2.875%	03/25/2031	225,000	231,524
Oracle Corp. (Software)		3.950%	03/25/2051	265,000	279,474
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	240,000	256,176
SK Hynix, Inc. (Semiconductors & Equip.)	(b)	2.375%	01/19/2031	304,000	295,069
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	128,000	130,092
Visa, Inc. (IT Svs.)		1.900%	04/15/2027	452,000	466,658
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	220,000	223,495
VMware, Inc. (Software)		4.500%	05/15/2025	261,000	290,708
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	336,443
					4,854,649
Materials–0.8%
Alpek S.A.B de C.V. (Chemicals)	(b)	3.250%	02/25/2031	383,000	386,834
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	3.250%	09/01/2028	308,000	307,230
Avery Dennison Corp. (Containers & Packaging)		2.650%	04/30/2030	299,000	306,172
Axalta Coating Systems LLC (Chemicals)	(b)	3.375%	02/15/2029	220,000	213,950
Cemex S.A.B de C.V. (Construction Materials)	(b)	3.875%	07/11/2031	380,000	380,228
CSN Resources SA (Metals & Mining)	(b)	4.625%	06/10/2031	232,000	229,100
Ecolab, Inc. (Chemicals)		4.800%	03/24/2030	135,000	163,986
Indonesia Asahan Aluminium Persero PT (Metals & Mining)	(b)	4.750%	05/15/2025	240,000	261,012
Industrias Penoles S.A.B de C.V. (Metals & Mining)	(b)	4.750%	08/06/2050	280,000	309,750
Ingevity Corp. (Chemicals)	(b)	3.875%	11/01/2028	188,000	187,530
Suzano Austria GmbH (Paper & Forest Products)		2.500%	09/15/2028	374,000	363,715
Suzano Austria GmbH (Paper & Forest Products)		3.750%	01/15/2031	56,000	57,526
Volcan Cia Minera S.A.A. (Metals & Mining)	(b)	4.375%	02/11/2026	65,000	63,277
Yamana Gold, Inc. (Metals & Mining)	(b)	2.630%	08/15/2031	276,000	269,637
					3,499,947
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.900%	12/15/2030	275,000	332,631
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	342,000	360,952
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	146,230
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	174,767

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate (continued)
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	$ 279,000	$ 293,121
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	67,000	71,405
Equinix, Inc. (Equity REIT)		2.625%	11/18/2024	123,000	128,810
Equinix, Inc. (Equity REIT)		2.900%	11/18/2026	104,000	110,291
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	233,000	247,198
Vornado Realty LP (Equity REIT)		3.400%	06/01/2031	239,000	247,316
					2,112,721
Utilities–1.2%
AEP Transmission Co. LLC (Electric Utilities)		3.650%	04/01/2050	162,000	180,912
AES Panama Generation Holdings SRL (Electric Utilities)	(b)	4.375%	05/31/2030	285,000	293,835
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	727,464
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	211,000	221,319
American Water Capital Corp. (Water Utilities)		3.450%	05/01/2050	252,000	268,078
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.700%	07/15/2030	265,000	298,579
Berkshire Hathaway Energy Co. (Multi-Utilities)		4.250%	10/15/2050	278,000	336,104
Chile Electricity PEC SpA (Electric Utilities)	(b)	0.000%	01/25/2028	460,000	376,050
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	340,000	368,300
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	308,000	328,533
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	195,000	202,010
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	194,000	219,319
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.800%	06/01/2049	257,000	300,532
Southern Co. / The (Electric Utilities)		3.700%	04/30/2030	508,000	557,774
Venture Global Calcasieu Pass LLC (Gas Utilities)	(b)	3.875%	08/15/2029	65,000	66,953
Venture Global Calcasieu Pass LLC (Gas Utilities)	(b)	4.125%	08/15/2031	66,000	68,805
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	4.375%	05/01/2029	231,000	232,416
					5,046,983
Total Corporate Bonds (Cost $65,081,078)					$69,355,508

U.S. Treasury Obligations–9.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	10/21/2021	$ 3,150,000	$ 3,149,863
U.S. Treasury Bill		0.000%	10/28/2021	1,820,000	1,819,910
U.S. Treasury Bill		0.000%	11/04/2021	1,365,000	1,364,903
U.S. Treasury Bill		0.000%	11/26/2021	1,430,000	1,429,917
U.S. Treasury Note		0.375%	03/31/2022	6,284,600	6,294,420
U.S. Treasury Note		1.500%	09/15/2022	626,000	634,363
U.S. Treasury Note		0.125%	02/28/2023	836,200	835,579
U.S. Treasury Note	(d)	2.250%	11/15/2024	1,865,000	1,962,985
U.S. Treasury Note	(d)	0.500%	03/31/2025	7,834,500	7,791,043
U.S. Treasury Note		1.625%	05/15/2026	5,438,800	5,609,187
U.S. Treasury Note		1.250%	08/15/2031	1,193,600	1,164,692
U.S. Treasury Note		2.750%	08/15/2042	2,036,600	2,291,891
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	1,292,386
U.S. Treasury Note		2.375%	11/15/2049	338,600	360,384
U.S. Treasury Note		1.250%	05/15/2050	755,000	617,655
U.S. Treasury Note		1.375%	08/15/2050	1,679,400	1,417,125
U.S. Treasury Note		1.625%	11/15/2050	240,000	215,616
U.S. Treasury Note		1.875%	02/15/2051	3,788,400	3,612,595
U.S. Treasury Note		2.375%	05/15/2051	338,200	360,923
U.S. Treasury Note		2.000%	08/15/2051	866,300	851,004
Total U.S. Treasury Obligations (Cost $43,341,345)					$43,076,441

Purchased Options–8.4%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$ 6,030,556	December 2022	$3,300	14	$ 1,539,720
S&P 500 Index Call Option	2,153,770	December 2022	3,350	5	529,300
S&P 500 Index Call Option	3,015,278	December 2022	3,400	7	712,460
S&P 500 Index Call Option	4,307,540	December 2022	3,450	10	977,400
S&P 500 Index Call Option	12,922,620	December 2022	3,500	30	2,812,200
S&P 500 Index Call Option	2,153,770	December 2022	3,600	5	429,350
S&P 500 Index Call Option	2,153,770	December 2022	3,650	5	410,000
S&P 500 Index Call Option	2,153,770	December 2022	4,000	5	288,520
S&P 500 Index Call Option	8,615,080	December 2023	3,700	20	1,727,000
S&P 500 Index Call Option	6,461,310	December 2023	3,800	15	1,193,100
S&P 500 Index Call Option	19,383,930	December 2023	4,000	45	3,137,130
S&P 500 Index Call Option	3,015,278	December 2023	4,100	7	422,660
S&P 500 Index Call Option	16,799,406	December 2023	4,200	39	2,122,770
S&P 500 Index Call Option	8,615,080	December 2023	4,250	20	1,030,800

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Purchased Options (Continued)	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$ 9,045,834	December 2023	$4,300	21	$ 1,080,996
S&P 500 Index Call Option	18,522,422	December 2023	4,400	43	1,975,549
S&P 500 Index Call Option	13,784,128	December 2023	4,500	32	1,264,000
S&P 500 Index Call Option	5,169,048	December 2023	4,600	12	434,880
S&P 500 Index Put Option	6,030,556	December 2022	3,300	14	195,160
S&P 500 Index Put Option	2,153,770	December 2022	3,350	5	73,900
S&P 500 Index Put Option	11,630,358	December 2022	3,400	27	423,090
S&P 500 Index Put Option	4,307,540	December 2022	3,450	10	166,000
S&P 500 Index Put Option	12,922,620	December 2022	3,500	30	526,800
S&P 500 Index Put Option	2,153,770	December 2022	3,600	5	99,525
S&P 500 Index Put Option	2,153,770	December 2022	3,650	5	103,650
S&P 500 Index Put Option	2,153,770	December 2022	4,000	5	151,480
S&P 500 Index Put Option	6,461,310	December 2023	3,700	15	483,450
S&P 500 Index Put Option	6,461,310	December 2023	3,800	15	529,050
S&P 500 Index Put Option	19,383,930	December 2023	4,000	45	1,930,635
S&P 500 Index Put Option	3,015,278	December 2023	4,100	7	325,430
S&P 500 Index Put Option	16,799,406	December 2023	4,200	39	1,916,850
S&P 500 Index Put Option	8,615,080	December 2023	4,250	20	1,031,600
S&P 500 Index Put Option	9,045,834	December 2023	4,300	21	1,138,263
S&P 500 Index Put Option	18,522,422	December 2023	4,400	43	2,515,285
S&P 500 Index Put Option	13,784,128	December 2023	4,500	32	2,025,088
S&P 500 Index Put Option	5,169,048	December 2023	4,600	12	808,320
Total Purchased Options (Cost $33,909,373)					$36,531,411

Asset-Backed / Mortgage-Backed Securities–6.8%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.1%
Domino's Pizza Master Issuer LLC 2021-1A A2I	(b)	2.662%	04/25/2051	$ 175,560	$ 180,549
Great Wolf Trust 2019-WOLF A	(b)	ML + 103	12/15/2036	64,000	63,980
Great Wolf Trust 2019-WOLF C	(b)	ML + 163	12/15/2036	79,000	78,755
Hardee's Funding LLC 2018-1A A23	(b)	5.710%	06/20/2048	129,619	144,985
Hardee's Funding LLC 2020-1A A2	(b)	3.981%	12/20/2050	134,028	142,050
					610,319
Financials–6.7%
AB Issuer LLC 2021-1 A2	(b)	3.734%	07/30/2051	320,000	325,127
Affirm Asset Securitization Trust 2020-A A	(b)	2.100%	02/18/2025	120,000	120,603
Affirm Asset Securitization Trust 2021-A C	(b)	1.660%	08/15/2025	200,000	200,972
Affirm Asset Securitization Trust 2021-Z1 A	(b)	1.070%	08/15/2025	135,149	135,445
AGL CLO 2021-12A D	(b)	QL + 285	07/20/2034	250,000	248,799
Avant Loans Funding Trust 2021-REV1 A	(b)	1.210%	07/15/2030	441,000	441,156
Bain Capital Credit CLO 2021-4A D	(b)	QL + 310	10/20/2034	250,000	249,075
Balboa Bay Loan Funding 2021-1A D	(b)	QL + 305	07/20/2034	307,948	308,138
Ballyrock CLO 15 Ltd. 2021-1A C	(b)	QL + 310	04/15/2034	250,000	250,390
Ballyrock CLO 16 Ltd. 2021-16A C	(b)	QL + 290	07/20/2034	250,000	249,064
Ballyrock CLO 17 Ltd. 2021-17A C	(b)	QL + 305	10/20/2034	250,000	249,987
BBCMS 2020-BID A	(b)	ML + 214	10/15/2037	301,000	302,781
BCP Trust 2021-330N A	(b)	ML + 80	06/15/2038	62,744	62,303
Bellemeade RE 2020-4A M2A	(b)	ML + 260	06/25/2030	69,697	69,715
Bellemeade RE 2021-3A A2	(b)	SOFR30A + 100	09/25/2031	286,223	287,262
Bellemeade RE Ltd. 2021-1A M1C	(b)	SOFR30A + 295	03/25/2031	167,482	174,567
BFLD Trust 2021-FPM A	(b)	ML + 160	06/15/2038	462,000	462,278
Brex Commercial Charge Card Master Trust 2021-1 A	(b)	2.090%	07/15/2024	167,000	168,737
BX Commercial Mortgage Trust 2019-IMC E	(b)	ML + 215	04/15/2034	320,787	319,889
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	141,000	140,870
CIM Trust 2021-INV1 A2	(b)	2.500%	07/01/2051	283,513	287,965
Citigroup Commercial Mortgage Trust 2017-P8 AS		3.789%	09/15/2050	127,167	139,764
COMM 2015-LC23 C		4.770%	10/10/2048	100,000	107,171
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	29,351	29,551
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	76,452	76,909
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	11,960	11,990
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	51,838	51,970
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	107,529	108,061
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	250,343	251,477
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(b)	ML + 365	02/25/2040	255,000	265,917
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(b)	ML + 365	02/25/2040	270,000	282,908
CPS Auto Receivables Trust 2021-B C	(b)	1.230%	03/15/2027	234,000	234,445

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
CPS Auto Receivables Trust 2021-C D	(b)	1.690%	06/15/2027	$ 210,000	$ 208,954
Diamond Infrastructure Funding LLC 2021-1A B	(b)	2.355%	04/15/2049	145,030	143,382
Donlen Fleet Lease Funding 2021-2 C	(b)	1.200%	12/11/2034	460,000	459,361
DROP Mortgage Trust 2021-FILE A	(b)	ML + 115	04/15/2026	310,000	310,961
Eagle RE 2020-2 M1B	(b)	ML + 400	10/25/2030	368,038	368,934
Elmwood CLO IX Ltd. 2021-2A D	(b)	QL + 295	07/20/2034	250,000	249,046
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	236,033	244,825
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	27,151	27,637
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	147,947	152,116
Fannie Mae Connecticut Avenue Securities 2015-C03 2M2		ML + 500	07/25/2025	14,326	14,462
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	74,841	78,977
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	115,599	122,120
Fannie Mae Connecticut Avenue Securities 2016-C03 2M2		ML + 590	10/25/2028	123,713	129,946
Fannie Mae Connecticut Avenue Securities 2016-C04 1M2		ML + 425	01/25/2029	239,916	248,699
Fannie Mae Connecticut Avenue Securities 2016-C07 2M2		ML + 435	05/25/2029	102,652	106,964
Fannie Mae Connecticut Avenue Securities 2017-C01 1M2		ML + 355	07/25/2029	271,629	279,736
Fannie Mae Connecticut Avenue Securities 2017-C02 2M2C		ML + 365	09/25/2029	241,691	251,807
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	312,899
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	80,576	81,746
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	207,474	209,529
FHF Trust 2021-2A A	(b)	0.830%	12/15/2026	146,000	145,945
First Investors Auto Owner Trust 2018-1A E	(b)	5.350%	07/15/2024	350,000	359,846
Flagstar Mortgage Trust 2021-8INV A3	(b)	2.500%	09/25/2051	252,005	255,017
Flatiron CLO 2021-1A D	(b)	QL + 290	07/19/2034	250,000	249,054
Ford Credit Auto Owner Trust 2021-1 D	(b)	2.310%	10/17/2033	230,000	230,034
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(b)	SOFR30A + 200	01/25/2051	54,667	55,034
Freddie Mac REMICS FHR 4981 HS		ML + 610	06/25/2050	1,100,577	206,471
Freddie Mac REMICS FHR 5015 BI		4.000%	09/25/2050	679,638	121,407
Freddie Mac STACR REMIC Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	129,053	129,588
Freddie Mac STACR REMIC Trust 2020-DNA5 M2	(b)	SOFR30A + 280	10/25/2050	223,916	226,662
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(b)	SOFR30A + 350	10/25/2033	278,276	291,500
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	43,003	43,169
Freddie Mac STACR Trust 2019-HQA2 M2	(b)	ML + 205	04/25/2049	70,527	70,952
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3		ML + 380	03/25/2029	273,089	282,542
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3		ML + 515	11/25/2028	194,520	200,753
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2		ML + 345	10/25/2029	300,000	310,941
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2		ML + 250	03/25/2030	270,000	276,909
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2B		ML + 265	12/25/2029	458,126	468,415
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2		ML + 180	07/25/2030	97,390	98,178
FREED ABS Trust 2021-2 C	(b)	1.940%	06/19/2028	460,000	461,890
GCI Funding I LLC 2021-1 A	(b)	2.380%	06/18/2046	163,707	164,526
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(b)	QL + 107	04/20/2034	250,000	250,385
GS Mortgage Securities Trust 2012-GC6 B	(b)	6.047%	01/10/2045	300,000	301,098
GS Mortgage Securities Trust 2012-GCJ9 AS		3.124%	11/10/2045	287,514	293,680
GS Mortgage Securities Trust 2016-GS3 A4		2.850%	10/10/2049	270,000	286,399
GS Mortgage Securities Trust 2017-GS7 A4		3.430%	08/10/2050	270,000	294,766
GS Mortgage Securities Trust 2018-GS9 A4		3.992%	03/10/2051	153,543	172,958
GS Mortgage Securities Trust 2019-GC38 A4		3.968%	02/10/2052	250,000	283,696
GSF Issuer LLC 2021-1 A1	(b)	1.757%	08/15/2026	40,906	40,883
GSF Issuer LLC 2021-1 A2	(b)	2.456%	08/15/2026	81,000	83,245
GSF Issuer LLC 2021-1 AS	(b)	2.699%	08/15/2026	11,000	11,281
HFX Funding Issuer 2017-1	(b)	3.647%	03/15/2035	280,000	289,755
Home RE 2020-1 M1B	(b)	ML + 325	10/25/2030	195,626	197,582
Home RE 2021-2 M1B	(b)	SOFR30A + 160	01/25/2034	222,490	222,621
Invitation Homes 2018-SFR1 C	(b)	ML + 125	03/17/2037	474,932	475,550
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 A5		2.840%	12/15/2047	168,296	171,002
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	300,000	308,903
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	266,610
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.798%	08/15/2047	295,000	309,924
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	138,721
Kayne CLO 11 Ltd. 2021-11A D	(b)	QL + 290	04/15/2034	250,000	249,077
Magnetite XXVI Ltd. 2020-26A A1R	(b)	QL + 112	07/25/2034	440,533	440,533
Mello Mortgage Capital Acceptance 2021-INV2 A3	(b)	2.500%	08/25/2051	240,566	244,194
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	306,516

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Morgan Stanley Capital I Trust 2018-H4 A4		4.310%	12/15/2051	$ 250,000	$ 288,212
Mortgage Insurance-Linked Notes 2021-3 M1B	(b)	SOFR30A + 290	02/25/2034	240,000	241,796
Neighborly Issuer LLC 2021-1A A2	(b)	3.584%	04/30/2051	126,310	130,132
Nelnet Student Loan Trust 2021-BA B	(b)	2.680%	04/20/2062	100,000	100,072
Neuberger Berman Loan Advisers Clo 2021-42A D	(b)	QL + 280	07/16/2035	301,613	300,516
Neuberger Berman Loan Advisers Clo 43 Ltd. 2021-43A D	(b)	QL + 310	07/17/2035	250,000	249,073
New Residential Mortgage Loan Trust 2021-INV1 A2	(b)	2.500%	06/25/2051	353,874	360,095
OCP CLO 2020-18A AR	(b)	QL + 109	07/20/2032	322,000	322,440
PMT Credit Risk Transfer Trust 2019-2R A	(b)	ML + 275	05/27/2023	169,807	168,109
Radnor RE 2020-2 M1C	(b)	ML + 460	10/25/2030	150,000	150,846
Regatta XX Funding Ltd. 2021-2A A	(b)	QL + 116	10/15/2034	450,431	450,795
Rockford Tower CLO 2021-1A D	(b)	QL + 300	07/20/2034	306,626	306,626
Rockford Tower CLO 2021-2A A1	(b)	QL + 116	07/20/2034	250,000	249,862
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	263,979
STACR Trust 2018-DNA3 M2	(b)	ML + 210	09/25/2048	110,313	111,969
Traingle RE 2020-1 M1B	(b)	ML + 390	10/25/2030	423,651	425,295
Traingle RE 2021-1 M1B	(b)	ML + 300	08/25/2033	150,146	150,617
UBS Commercial Mortgage Trust 2018-C10 A3		4.048%	05/15/2051	270,000	300,344
Upstart Securitization Trust 2020-3 A	(b)	1.702%	11/20/2030	79,886	80,280
Upstart Securitization Trust 2021-3 B	(b)	1.660%	07/20/2031	210,000	209,715
UWM Mortgage Trust 2021-INV1 A3	(b)	2.500%	08/25/2051	305,670	310,088
VASA Trust 2021-VASA A	(b)	ML + 90	07/15/2039	460,000	460,131
Wells Fargo Commercial Mortgage Trust 2015-C28 A4		3.540%	05/15/2048	250,000	270,098
Wells Fargo Commercial Mortgage Trust 2015-C30 A3		3.411%	09/15/2058	232,889	249,871
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A4		3.617%	09/15/2057	270,000	293,620
Wells Fargo Commercial Mortgage Trust 2016-C35 A3		2.674%	07/15/2048	300,000	312,090
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	282,922
Wells Fargo Commercial Mortgage Trust 2017-C39 A5		3.418%	09/15/2050	270,000	294,704
Wells Fargo Commercial Mortgage Trust 2017-C41 A3		3.210%	11/15/2050	270,000	285,802
Wells Fargo Commercial Mortgage Trust 2018-C44 A4		3.948%	05/15/2051	270,000	298,922
WFRBS Commercial Mortgage Trust 2014-C24 AS		3.931%	11/15/2047	270,000	285,867
					29,110,487
Total Asset-Backed / Mortgage-Backed Securities (Cost $29,225,415)					$29,720,806

U.S. Government Agency Mortgage-Backed Securities–2.1%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.500%	10/15/2051	$ 1,484,000	$ 1,530,085
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	2,715	2,983
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	17,649	19,828
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	25,911	29,110
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	160,261	178,462
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	11,600	12,995
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	10,418	11,299
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	22,451	24,206
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	113,134	123,480
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	262,762	283,360
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	22,767	24,030
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	47,225	49,912
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	5,881	6,227
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	191,017	206,393
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	117,333	123,487
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	136,374	143,446
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	13,550	14,608
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	12,317	13,667
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	28,371	30,228
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	24,709	26,645
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	61,143	66,242
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	8,774	9,432
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	46,321	50,016
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	16,873	18,211
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	141,584	155,245
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	214,048	232,747
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	9,539	10,513
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	50,495	55,321
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	24,367	26,315
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	55,659	60,590

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	$ 73,360	$ 79,135
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	6,847	7,545
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	95,176	106,530
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	142,617	152,663
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	86,165	92,832
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	106,697	117,415
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	930,664	992,344
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	181,356	199,027
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	49,386	53,325
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	32,711	35,472
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	39,502	42,022
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	61,438	64,951
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	7,695	8,217
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	6,885	7,347
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	23,927	26,251
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	231,436	246,860
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	125,592	133,882
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	67,204	72,496
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	10,796	11,676
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	230,494	253,312
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	48,308	52,518
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	206,930	224,386
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	47,887	51,938
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	17,606	19,128
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	34,816	37,103
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	83,426	89,268
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	55,816	59,086
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	291,413	304,886
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	78,327	82,885
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	175,133	186,657
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	66,349	70,400
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	25,769	27,251
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	39,278	41,795
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	37,084	39,801
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	32,764	35,710
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	58,099	62,627
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	72,771	79,376
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	41,164	44,371
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	19,074	20,575
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	14,475	15,608
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	43,474	47,490
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	24,313	26,070
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	51,013	55,171
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	126,562	135,944
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	61,822	68,748
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	22,236	23,504
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	213,245	224,723
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	245,278	264,995
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	132,842	143,195
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	24,041	26,088
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	185,785	202,745
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	12,528	13,693
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,636,098)				$9,020,120

Exchange Traded Funds–2.0%	Shares	Value
SPDR S&P 500 ETF Trust	20,176	$ 8,658,329
Total Exchange Traded Funds (Cost $6,675,743)		$8,658,329

Preferred Securities–0.8%		Rate	Quantity	Value
Financials–0.7%
American Express Co. DR (Consumer Finance)		QL + 343	26,000	$ 26,031
Bank of America Corp. DR (Rate is fixed until 09/05/2024, at which point, the rate becomes QL + 371) (Banks)	(c)	6.250%	286,000	314,600
Bank of America Corp. DR (Rate is fixed until 03/17/2025, at which point, the rate becomes QL + 390) (Banks)	(c)	6.100%	124,000	138,276
Bank of New York Mellon Corp. / The DR (Rate is fixed until 09/20/2025, at which point, the rate becomes H15T5Y + 436) (Capital Markets)	(c)	4.700%	61,000	66,948
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(c)	4.000%	455,000	474,337
Citigroup, Inc. DR (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(c)	5.950%	217,000	226,222

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Preferred Securities (Continued)		Rate	Quantity	Value
Financials (continued)
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(c)	5.950%	142,000	$ 154,958
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(c)	4.000%	101,000	104,656
Citigroup, Inc. DR (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(c)	5.900%	27,000	28,148
Discover Financial Services (Rate is fixed until 09/23/2025, at which point, the rate becomes H15T5Y + 578) (Consumer Finance)	(c)	6.125%	404,000	453,377
Fifth Third Bancorp DR (Rate is fixed until 09/30/2025, at which point, the rate becomes H15T5Y + 422) (Banks)	(c)	4.500%	76,000	82,574
JPMorgan Chase & Co. DR (Banks)		QL + 347	131,000	131,717
JPMorgan Chase & Co. DR (Banks)		QL + 380	110,000	110,125
JPMorgan Chase & Co. DR (Banks)		QL + 332	65,000	65,244
Morgan Stanley DR (Capital Markets)		QL + 361	33,000	33,297
Truist Financial Corp. DR (Rate is fixed until 09/01/2030, at which point, the rate becomes H15T10Y + 435) (Banks)	(c)	5.100%	256,000	294,272
Wells Fargo & Co. DR (Rate is fixed until 06/15/2025, at which point, the rate becomes QL + 399) (Banks)	(c)	5.875%	292,000	325,437
				3,030,219
Industrials–0.1%
General Electric Co. (Industrial Conglomerates)		QL + 333	336,000	328,860
Total Preferred Securities (Cost $3,229,087)				$3,359,079

Sovereign Issues–0.7%		Rate	Maturity	Face Amount	Value
CDBL Funding 1		3.500%	10/24/2027	$ 230,000	$ 242,813
Colombia Government International Bond		3.125%	04/15/2031	540,000	505,456
Comision Federal de Electricidad	(b)	3.348%	02/09/2031	236,000	231,577
Corp. Financiera de Desarrollo SA	(b)	2.400%	09/28/2027	435,000	431,089
Dominican Republic International Bond	(b)	4.875%	09/23/2032	250,000	255,003
Egypt Government International Bond	(b)	5.875%	02/16/2031	307,000	282,062
ENA Master Trust	(b)	4.000%	05/19/2048	203,000	208,075
Oleoducto Central SA	(b)	4.000%	07/14/2027	410,000	422,300
Oman Government International Bond		4.875%	02/01/2025	200,000	207,725
Oman Government International Bond	(b)	6.250%	01/25/2031	230,000	245,841
Total Sovereign Issues (Cost $3,062,239)					$3,031,941

Taxable Municipal Bonds–0.2%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 225,308
Tobacco Settlement Finance Authority	3.000%	06/01/2035	165,000	169,322
University of California	3.071%	05/15/2051	310,000	314,143
Total Taxable Municipal Bonds (Cost $706,817)				$708,773

Money Market Funds–4.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(f)	17,983,298	$ 17,986,894
State Street Institutional U.S. Government Money Market Fund, 0.025%	(f)	3,289,021	3,289,021
Total Money Market Funds (Cost $21,275,915)			$21,275,915
Total Investments – 100.0% (Cost $358,947,763)	(g)		$434,310,925
Other Assets in Excess of Liabilities – 0.0%	(d)		165,314
Net Assets – 100.0%			$434,476,239

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
DR:	Depositary Receipt
H15T10Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year, 1.520% at 09/30/2021
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 0.090% at 09/30/2021
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.980% at 09/30/2021
ML:	Monthly U.S. LIBOR Rate, 0.080% at 09/30/2021
QL:	Quarterly U.S. LIBOR Rate, 0.130% at 09/30/2021
SOFR:	Secured Overnight Financing Rate, 0.050% at 09/30/2021
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 0.050% at 09/30/2021
UMBS TBA:	Uniform Mortgage-Backed Security; the securities actually delivered on settlement of the To Be Announced ("TBA") could be issued by Fannie Mae, Freddie Mac, or any combination thereof
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 1.083% at 09/30/2021

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2021, the value of these securities totaled $36,311,679, or 8.4% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2021.
(d)	Security is partially pledged, in addition to $15,673 of the Portfolio's cash, as collateral for the futures contracts outstanding at September 30, 2021. The market value pledged totaled $4,144,974. See also the following Schedule of Open Futures Contracts.
(e)	100 shares per contract.
(f)	Rate represents the seven-day yield at September 30, 2021.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	117	December 17, 2021	$25,570,382	$25,141,838	$(428,544)	$(285,950)
CBT U.S. Long Bond - Long	79	December 21, 2021	12,838,746	12,578,281	(260,465)	9,875
CBT 10-Year U.S. Treasury Note - Long	1,370	December 21, 2021	182,737,342	180,304,844	(2,432,498)	237,913
CBT U.S. Ultra Bond - Long	20	December 21, 2021	3,932,397	3,821,250	(111,147)	(3,125)
CBT 5-Year U.S. Treasury Note - Long	19	December 31, 2021	2,348,274	2,332,102	(16,172)	1,633
CBT 2-Year U.S. Treasury Note - Long	138	December 31, 2021	30,385,404	30,367,547	(17,857)	7,063
			$257,812,545	$254,545,862	$(3,266,683)	$(32,591)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Short	38	December 21, 2021	$(5,598,518)	$(5,519,500)	$79,018	$(6,531)
Total Futures Contracts			$252,214,027	$249,026,362	$(3,187,665)	$(39,122)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds–42.1%		Rate	Maturity	Face Amount	Value
Communication Services–5.1%
Alphabet, Inc. (Interactive Media & Svs.)		1.900%	08/15/2040	$ 650,000	$ 583,604
AMC Networks, Inc. (Media)		5.000%	04/01/2024	20,000	20,225
AMC Networks, Inc. (Media)		4.250%	02/15/2029	100,000	99,500
America Movil S.A.B de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	550,000	572,147
AT&T, Inc. (Diversified Telecom. Svs.)		0.900%	03/25/2024	550,000	550,863
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	550,000	556,809
AT&T, Inc. (Diversified Telecom. Svs.)		4.300%	02/15/2030	175,000	200,826
AT&T, Inc. (Diversified Telecom. Svs.)		3.500%	06/01/2041	875,000	898,388
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,910,302
Audacy Capital Corp. (Media)	(a)	6.500%	05/01/2027	175,000	178,997
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	150,000	151,188
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	150,000	158,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.500%	05/01/2026	25,000	25,782
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	150,000	156,585
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	450,000	464,274
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	225,000	228,904
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	175,000	178,101
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	375,000	375,847
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	1,019,685
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	705,000	791,155
Comcast Corp. (Media)		3.400%	04/01/2030	225,000	247,801
Comcast Corp. (Media)		3.450%	02/01/2050	2,250,000	2,386,135
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	200,000	208,220
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	250,000	270,194
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	200,000	203,345
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	300,000	296,250
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	148,000	153,180
Deutsche Telekom International Finance B.V. (Diversified Telecom. Svs.)	(a)	3.600%	01/19/2027	1,100,000	1,208,756
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	25,000	16,500
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	25,000	10,938
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)	(a)	5.875%	08/15/2027	100,000	104,375
DISH DBS Corp. (Media)		7.750%	07/01/2026	25,000	28,231
DISH DBS Corp. (Media)		7.375%	07/01/2028	125,000	132,559
DISH DBS Corp. (Media)		5.125%	06/01/2029	225,000	220,453
Fox Corp. (Media)		5.576%	01/25/2049	375,000	504,985
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	25,000	25,806
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	125,000	122,812
Grupo Televisa S.A.B. (Media)		5.000%	05/13/2045	1,100,000	1,317,140
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	50,000	52,758
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	200,000	213,750
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	225,000	233,788
Interpublic Group of Cos., Inc. / The (Media)		3.375%	03/01/2041	1,395,000	1,463,822
Lamar Media Corp. (Media)		3.750%	02/15/2028	75,000	77,144
Lamar Media Corp. (Media)		4.875%	01/15/2029	75,000	79,500
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	125,000	130,841
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	150,000	156,821
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	25,000	26,031
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	50,000	49,407
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	200,000	206,950
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	250,000	264,494
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	75,000	77,802
Omnicom Group, Inc. (Media)		2.450%	04/30/2030	725,000	733,763
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	100,000	96,522
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	125,000	122,812
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	275,000	282,219
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	150,000	153,187
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	100,000	99,250
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	100,000	99,190
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	100,000	101,375
Sirius XM Radio, Inc. (Media)	(a)	5.500%	07/01/2029	50,000	54,063
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	100,000	100,464
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	250,000	244,219
Sky Ltd. (Media)	(a)	3.750%	09/16/2024	575,000	624,901
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	50,000	64,000
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	75,000	90,879

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
TEGNA, Inc. (Media)	(a)	4.750%	03/15/2026	$ 100,000	$ 104,313
TEGNA, Inc. (Media)		4.625%	03/15/2028	150,000	153,352
TEGNA, Inc. (Media)		5.000%	09/15/2029	75,000	77,254
Telefonica Emisiones SA (Diversified Telecom. Svs.)		4.895%	03/06/2048	1,100,000	1,322,456
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	600,000	630,300
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	250,000	264,345
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	525,000	557,812
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.375%	04/15/2029	200,000	208,650
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	04/15/2050	450,000	524,596
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	700,000	676,805
Townsquare Media, Inc. (Media)	(a)	6.875%	02/01/2026	25,000	26,227
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	25,000	25,406
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	200,000	204,772
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	175,000	187,629
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.400%	03/22/2041	1,205,000	1,258,432
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,300,000	1,477,428
ViacomCBS, Inc. (Media)		4.950%	01/15/2031	800,000	955,721
ViacomCBS, Inc. (Media)		4.900%	08/15/2044	450,000	550,870
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	400,000	410,190
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	200,000	204,336
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	525,000	580,830
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	650,000	841,342
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	125,000	142,068
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	525,000	688,344
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	350,000	389,870
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	50,000	52,000
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	176,000	181,940
Ziggo Bond Co. B.V. (Media)	(a)	5.125%	02/28/2030	400,000	410,190
					35,586,542
Consumer Discretionary–2.7%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	350,000	346,500
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	100,000	108,000
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	250,000	255,942
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,375,000	1,498,849
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	175,000	184,052
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	875,000	1,033,165
Amazon.com, Inc. (Internet & Direct Marketing Retail)		2.500%	06/03/2050	725,000	679,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	250,000	255,862
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	75,000	77,063
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	1,135,000	1,323,308
Bally's Corp. (Hotels, Restaurants & Leisure)	(a)	6.750%	06/01/2027	45,000	48,994
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	320,000	380,365
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	75,000	81,281
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	250,000	257,672
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	100,000	105,276
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	75,000	84,317
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	75,000	75,938
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	225,000	228,060
Clarios Global LP (Automobiles)	(a)	6.750%	05/15/2025	122,000	128,710
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	22,000	23,114
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	300,000	319,125
Daimler Finance North America LLC (Automobiles)	(a)	3.350%	02/22/2023	950,000	987,249
Dana Financing Luxembourg SARL (Auto Components)	(a)	5.750%	04/15/2025	75,000	77,355
Dana, Inc. (Auto Components)		5.375%	11/15/2027	125,000	131,719
Dollar General Corp. (Multiline Retail)		3.875%	04/15/2027	1,075,000	1,199,139
Dollar Tree, Inc. (Multiline Retail)		3.700%	05/15/2023	1,175,000	1,231,661
Dornoch Debt Merger Sub, Inc. (Auto Components)	(a)	6.625%	10/15/2029	100,000	100,000
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		3.800%	02/15/2028	750,000	813,996
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	25,000	25,063
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	25,000	25,000
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	225,000	243,529
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	275,000	285,312
General Motors Co. (Automobiles)		6.125%	10/01/2025	575,000	673,722
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	05/01/2025	100,000	104,500
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	100,000	98,500
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,300,000	1,408,527
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	200,000	205,000
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	50,000	52,625

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	$ 75,000	$ 80,813
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		4.500%	01/15/2028	75,000	81,938
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	75,000	79,031
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	100,000	104,875
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	50,000	52,688
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	150,000	152,813
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	325,000	338,357
NMG Holding Co., Inc. / Neiman Marcus Group LLC (Specialty Retail)	(a)	7.125%	04/01/2026	100,000	106,125
O'Reilly Automotive, Inc. (Specialty Retail)		4.200%	04/01/2030	500,000	572,971
O'Reilly Automotive, Inc. (Specialty Retail)		1.750%	03/15/2031	230,000	220,338
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	100,000	103,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	25,000	24,710
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	125,000	127,656
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	300,000	311,250
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	100,000	108,293
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	300,000	337,091
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	125,000	127,891
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	150,000	143,250
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	150,000	154,875
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	90,000	91,278
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	125,000	126,981
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	25,000	26,268
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	75,000	78,295
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3.625%	03/15/2031	50,000	50,267
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	150,000	160,125
					18,918,669
Consumer Staples–2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	183,000	186,642
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,500
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(a)	3.800%	01/25/2050	1,025,000	1,097,537
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	1,500,000	1,460,954
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	600,000	697,226
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	2,050,000	2,447,129
B.A.T. Capital Corp. (Tobacco)		3.734%	09/25/2040	300,000	289,434
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,025,000	1,061,855
Coca-Cola Europacific Partners PLC (Beverages)	(a)	1.500%	01/15/2027	600,000	595,577
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	750,000	773,370
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	450,000	425,821
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	600,000	651,430
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	75,000	79,210
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	75,000	74,884
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	150,000	148,867
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	925,000	1,002,090
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	184,900
General Mills, Inc. (Food Products)		3.700%	10/17/2023	150,000	159,210
Grupo Bimbo S.A.B de C.V. (Food Products)	(a)	4.875%	06/27/2044	925,000	1,100,676
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	150,000	166,693
Kraft Heinz Foods Co. (Food Products)		3.875%	05/15/2027	150,000	163,787
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	1,250,000	1,422,275
Kroger Co. / The (Food & Staples Retailing)		3.950%	01/15/2050	575,000	652,557
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	4.250%	08/01/2029	75,000	75,187
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	865,000	938,477
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	425,000	441,671
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	75,000	75,580
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	1,025,000	1,031,709
Smithfield Foods, Inc. (Food Products)	(a)	2.625%	09/13/2031	500,000	486,080
Sysco Corp. (Food & Staples Retailing)		4.450%	03/15/2048	1,025,000	1,217,958
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	150,000	153,937
Unilever Capital Corp. (Personal Products)		0.375%	09/14/2023	100,000	100,125
					19,469,348
Energy–4.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	136,681

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	$ 225,000	$ 232,436
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	100,000	103,625
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	150,000	154,500
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/15/2026	32,000	36,247
Apache Corp. (Oil, Gas & Consumable Fuels)		4.375%	10/15/2028	225,000	243,281
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	125,000	131,250
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	150,000	155,134
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	100,000	103,373
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	100,000	102,173
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	600,000	630,509
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.194%	04/06/2025	500,000	535,220
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	1,000,000	1,104,138
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	725,000	742,284
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	1,300,000	1,444,957
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	150,000	152,810
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.625%	10/01/2026	125,000	128,438
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	100,000	106,313
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	3.250%	01/31/2032	50,000	50,165
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	26,344
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	25,000	26,711
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	650,000	672,799
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	125,000	126,934
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	250,000	262,600
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	150,000	162,000
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	150,000	181,312
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	225,000	230,276
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	75,000	78,308
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	75,000	77,250
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)	(a)	3.900%	11/15/2049	150,000	162,831
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	897,499
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	700,000	756,392
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.000%	05/15/2050	345,000	398,035
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.700%	01/31/2051	1,150,000	1,216,465
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	75,000	77,578
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	275,000	302,120
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	75,000	77,813
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	175,000	199,062
EQT Corp. (Oil, Gas & Consumable Fuels)		6.625%	02/01/2025	75,000	85,841
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	25,000	28,149
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	50,000	52,100
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	980,000	1,224,462
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	75,000	78,341
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	75,000	75,844
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	75,000	76,050
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	404,831
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		4.400%	07/15/2027	1,025,000	1,151,362
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	725,000	847,960
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	125,000	121,575
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.000%	06/01/2026	150,000	162,000
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	75,000	82,500
Oasis Midstream Partners LP / OMP Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	75,000	78,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	175,000	183,312
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	125,000	149,250
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	100,000	135,843
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	175,000	220,172
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	175,000	172,599
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2046	150,000	149,603
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	225,000	229,870
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	875,000	970,161
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	125,000	130,156
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	150,038
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	500,000	544,910
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	725,000	914,647
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2.150%	01/15/2031	725,000	704,995
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	75,000	78,333
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	50,000	52,790

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Range Resources Corp. (Oil, Gas & Consumable Fuels)		9.250%	02/01/2026	$ 25,000	$ 27,251
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	01/15/2029	100,000	112,505
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	25,000	26,033
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	50,000	50,750
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		0.375%	09/15/2023	680,000	680,901
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		2.375%	04/06/2025	575,000	601,277
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	51,065
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	100,000	103,532
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.750%	10/01/2027	25,000	27,008
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	80,942
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		3.750%	03/04/2051	1,150,000	1,232,321
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	25,000	25,594
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	100,000	104,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	150,000	155,430
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	150,000	161,812
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.000%	01/15/2032	75,000	77,509
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	300,000	312,361
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2.150%	09/15/2027	920,000	926,449
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	500,000	562,799
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	100,000	101,523
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	200,000	214,500
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	75,000	86,438
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	25,000	29,250
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	725,000	798,338
					28,031,583
Financials–9.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	100,000	103,500
American Express Credit Corp. (Consumer Finance)		3.300%	05/03/2027	1,150,000	1,275,258
American International Group, Inc. (Insurance)		4.500%	07/16/2044	725,000	885,149
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	125,000	126,756
Ardonagh Midco 2 PLC (Insurance)	(a)(b)	11.500%, 12.700% PIK	01/15/2027	212,750	232,429
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	75,000	76,196
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	125,000	125,775
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(c)	2.015%	02/13/2026	3,425,000	3,513,958
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	2,600,000	2,653,633
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.687%	04/22/2032	1,450,000	1,476,491
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	1,850,000	1,910,007
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	575,000	574,739
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	175,000	174,344
Capital One Financial Corp. (Consumer Finance)		3.900%	01/29/2024	1,025,000	1,097,162
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	575,000	627,193
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes QL + 90) (Banks)	(c)	3.352%	04/24/2025	1,000,000	1,062,150
Citigroup, Inc. (Rate is fixed until 01/28/2026, at which point, the rate becomes SOFR + 77) (Banks)	(c)	1.122%	01/28/2027	875,000	862,779
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(c)	2.666%	01/29/2031	2,200,000	2,253,102
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	801,683
Comerica, Inc. (Banks)		3.800%	07/22/2026	675,000	741,580
Ford Motor Credit Co. LLC (Consumer Finance)		4.250%	09/20/2022	400,000	409,100
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	250,000	262,873
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	225,000	225,450
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	400,000	447,000
GE Capital Funding LLC (Diversified Financial Svs.)		4.400%	05/15/2030	800,000	926,976
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	1,175,000	1,232,772
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	08/20/2027	1,025,000	1,064,904
General Motors Financial Co., Inc. (Consumer Finance)		2.400%	04/10/2028	725,000	731,321
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	1,075,000	1,155,736
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,900,000	2,115,093
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(c)	1.992%	01/27/2032	1,100,000	1,060,763

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	$ 175,000	$ 184,625
Hartford Financial Services Group, Inc. / The (Insurance)		3.600%	08/19/2049	575,000	627,210
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	1,350,000	1,486,962
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	200,000	206,750
Hyundai Capital America (Consumer Finance)	(a)	2.375%	10/15/2027	1,330,000	1,347,992
Jefferies Group LLC (Diversified Financial Svs.)		2.750%	10/15/2032	605,000	606,211
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	1,100,000	1,223,192
JPMorgan Chase & Co. (Rate is fixed until 04/25/2022, at which point, the rate becomes QL + 94) (Banks)	(c)	2.776%	04/25/2023	1,350,000	1,368,117
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	725,000	770,587
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(c)	2.522%	04/22/2031	900,000	918,183
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes SOFR + 111) (Banks)	(c)	1.764%	11/19/2031	100,000	95,490
JPMorgan Chase & Co. (Rate is fixed until 02/04/2031, at which point, the rate becomes SOFR + 107) (Banks)	(c)	1.953%	02/04/2032	1,710,000	1,649,674
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.580%	04/22/2032	100,000	101,387
LD Holdings Group LLC (Thrifts & Mortgage Finance)	(a)	6.125%	04/01/2028	25,000	23,563
Liberty Mutual Group, Inc. (Insurance)	(a)	3.951%	10/15/2050	650,000	721,362
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	600,000	639,651
M&T Bank Corp. (Banks)		3.550%	07/26/2023	1,075,000	1,133,558
MetLife, Inc. (Insurance)		4.050%	03/01/2045	575,000	683,384
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	650,000	686,275
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	650,000	791,206
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(c)	3.772%	01/24/2029	2,050,000	2,268,357
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(c)	1.794%	02/13/2032	825,000	785,721
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(c)	1.928%	04/28/2032	250,000	239,759
Nationwide Mutual Insurance Co. (Insurance)	(a)	4.950%	04/22/2044	460,000	557,910
Navient Corp. (Consumer Finance)		6.500%	06/15/2022	25,000	25,813
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	175,000	186,813
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	100,000	100,813
NFP Corp. (Insurance)	(a)	4.875%	08/15/2028	100,000	101,700
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	300,000	306,315
Nissan Motor Acceptance Co. LLC (Consumer Finance)	(a)	1.850%	09/16/2026	1,150,000	1,138,067
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.250%	01/15/2029	75,000	74,336
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.625%	03/15/2030	25,000	25,053
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	875,000	997,200
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	118,722
Regions Financial Corp. (Banks)		2.250%	05/18/2025	495,000	514,430
Rocket Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	100,000	107,750
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	150,000	151,688
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	25,000	25,219
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	4.000%	10/15/2033	100,000	99,250
Stellantis Finance U.S., Inc. (Consumer Finance)	(a)	1.711%	01/29/2027	720,000	717,650
Stellantis Finance U.S., Inc. (Consumer Finance)	(a)	2.691%	09/15/2031	900,000	891,264
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	222,533
Synovus Bank (Rate is fixed until 02/10/2022, at which point, the rate becomes SOFR + 95) (Banks)	(c)	2.289%	02/10/2023	750,000	753,286
Travelers Cos., Inc. / The (Insurance)		2.550%	04/27/2050	875,000	836,313
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	275,000	277,062
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	50,000	48,545
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	425,000	432,531
Volkswagen Group of America Finance LLC (Consumer Finance)	(a)	4.250%	11/13/2023	1,350,000	1,447,968
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	1,025,000	1,095,803
Wells Fargo & Co. (Banks)		3.000%	10/23/2026	1,600,000	1,714,830
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes SOFR + 126) (Banks)	(c)	2.572%	02/11/2031	2,125,000	2,171,282
					63,905,234
Health Care–4.0%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	650,000	729,133
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	625,000	673,444
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	75,000	78,840
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	25,000	24,981
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	100,000	100,050

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	$ 125,000	$ 126,250
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	700,000	714,760
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	675,000	693,150
Astrazeneca Finance LLC (Pharmaceuticals)		2.250%	05/28/2031	325,000	330,107
AstraZeneca PLC (Pharmaceuticals)		2.375%	06/12/2022	125,000	126,648
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	1,260,000	1,372,081
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	150,000	157,875
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	250,000	266,300
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	81,000	82,673
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	50,000	50,750
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	225,000	213,462
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	300,000	279,375
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	250,000	247,380
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	200,000	183,922
Bayer U.S. Finance LLC (Pharmaceuticals)	(a)	3.375%	10/08/2024	1,075,000	1,145,133
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	600,000	747,691
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	300,000	335,186
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	1,025,000	976,964
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	345,000	341,847
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	1,100,000	1,243,623
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	300,000	372,113
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	50,000	50,000
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	450,000	470,992
Centene Corp. (Health Care Providers & Svs.)		2.450%	07/15/2028	25,000	25,125
Centene Corp. (Health Care Providers & Svs.)		3.000%	10/15/2030	150,000	153,750
Centene Corp. (Health Care Providers & Svs.)		2.625%	08/01/2031	75,000	74,493
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	102,125
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	150,000	156,938
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	75,000	78,535
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	75,000	75,176
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	75,000	72,879
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	575,000	612,954
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	1,225,000	1,442,485
Danaher Corp. (Health Care Equip. & Supplies)		2.600%	10/01/2050	870,000	828,874
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4.625%	06/01/2030	125,000	128,576
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		3.250%	06/01/2030	710,000	756,521
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	5,000	5,011
Endo DAC / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	25,000	17,875
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. (Pharmaceuticals)	(a)	6.125%	04/01/2029	100,000	100,000
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	350,000	361,813
Grifols Escrow Issuer SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	204,250
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	100,000	111,750
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	350,000	400,452
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	100,000	105,939
HCRX Investments Holdco LP (Biotechnology)	(a)	4.500%	08/01/2029	125,000	125,625
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	50,000	50,750
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	200,000	207,736
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	25,000	25,969
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	25,000	26,909
Jazz Securities DAC (Pharmaceuticals)	(a)	4.375%	01/15/2029	200,000	207,260
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	150,000	157,628
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	100,000	97,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2020, Cost $12,500) (Pharmaceuticals)	(a)(d)	5.625%	10/15/2023	50,000	25,315
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	25,000	26,281
Merck & Co., Inc. (Pharmaceuticals)		3.400%	03/07/2029	920,000	1,018,412
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	100,000	100,000
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	175,000	175,000
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.500%	09/01/2028	75,000	74,794
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	225,000	211,946
Organon & Co / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	200,000	210,070
Par Pharmaceutical, Inc. (Pharmaceuticals)	(a)	7.500%	04/01/2027	14,000	14,263
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		0.850%	09/15/2024	155,000	155,015
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1.900%	09/15/2028	295,000	292,800
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3.300%	09/15/2029	575,000	619,930
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2.550%	03/15/2031	490,000	496,604
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.125%	01/15/2028	225,000	234,669
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	25,000	24,125
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	1,102,000	1,017,419

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	$ 50,000	$ 52,813
Royalty Pharma PLC (Pharmaceuticals)		3.550%	09/02/2050	785,000	771,129
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	600,000	654,393
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	125,000	124,650
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	550,000	541,373
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	600,000	609,181
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	150,000	144,957
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	75,000	77,932
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	100,000	107,800
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	21,000	21,315
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	125,000	129,365
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	125,000	131,309
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.250%	06/01/2029	150,000	152,250
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.900%	05/15/2050	320,000	320,863
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	75,000	78,375
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	875,000	881,209
					28,344,935
Industrials–5.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	400,000	394,716
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	1,100,000	1,181,737
Allegion PLC (Building Products)		3.500%	10/01/2029	1,150,000	1,244,144
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	75,000	79,296
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	125,000	135,997
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	150,000	157,687
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	75,000	80,813
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	75,000	76,594
Ashtead Capital, Inc. (Trading Companies & Distributors)	(a)	2.450%	08/12/2031	455,000	447,281
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	700,000	673,281
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	225,000	223,875
Boeing Co. / The (Aerospace & Defense)		2.500%	03/01/2025	600,000	617,809
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	1,032,556
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	225,000	229,411
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	975,000	1,299,646
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	25,000	26,125
Burlington Northern Santa Fe LLC (Road & Rail)		3.000%	04/01/2025	475,000	507,545
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	175,000	172,824
Carrier Global Corp. (Building Products)		2.722%	02/15/2030	80,000	82,765
Carrier Global Corp. (Building Products)		3.577%	04/05/2050	800,000	849,956
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	125,000	125,244
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	1,100,000	1,226,608
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	175,000	186,021
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	250,000	250,625
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	210,000	225,750
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	1,025,000	1,074,727
ERAC U.S.A. Finance LLC (Road & Rail)	(a)	3.850%	11/15/2024	1,350,000	1,460,104
Experian Finance PLC (Professional Svs.)	(a)	4.250%	02/01/2029	650,000	732,576
FedEx Corp. (Air Freight & Logistics)		4.250%	05/15/2030	300,000	344,342
FedEx Corp. (Air Freight & Logistics)		4.050%	02/15/2048	600,000	671,218
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	250,000	245,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	75,000	75,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	175,000	171,470
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	900,000	1,080,047
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	670,000	673,428
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	1.650%	07/15/2026	685,000	679,760
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	2.650%	07/15/2031	670,000	665,715
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	75,000	75,844
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	150,000	149,415
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	390,000	396,384
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	270,000	273,291
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	1,175,000	1,268,119
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	25,000	26,250
Kansas City Southern (Road & Rail)		3.500%	05/01/2050	675,000	709,695
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	225,000	227,531
Lennox International, Inc. (Building Products)		3.000%	11/15/2023	1,125,000	1,175,645
Lockheed Martin Corp. (Aerospace & Defense)		2.900%	03/01/2025	775,000	824,409
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	25,000	25,000
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	125,000	125,937

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Masco Corp. (Building Products)		3.500%	11/15/2027	$ 650,000	$ 708,263
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	75,000	77,813
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.500%	07/15/2029	50,000	48,890
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	150,000	157,930
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	1,175,000	1,271,228
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	3.450%	07/01/2024	1,000,000	1,065,337
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	1.700%	06/15/2026	600,000	603,287
Roller Bearing Co. of America, Inc. (Machinery)	(a)	4.375%	10/15/2029	25,000	25,625
Roper Technologies, Inc. (Industrial Conglomerates)		2.800%	12/15/2021	325,000	325,960
Roper Technologies, Inc. (Industrial Conglomerates)		1.000%	09/15/2025	1,025,000	1,019,524
Ryder System, Inc. (Road & Rail)		3.400%	03/01/2023	1,050,000	1,090,635
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	25,000	26,899
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	75,000	75,513
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	75,000	80,374
Southwest Airlines Co. (Airlines)		5.250%	05/04/2025	1,075,000	1,213,777
Southwest Airlines Co. (Airlines)		5.125%	06/15/2027	350,000	409,317
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	375,000	386,719
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	200,000	206,910
Terex Corp. (Machinery)	(a)	5.000%	05/15/2029	50,000	51,813
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	1,000,000	1,096,431
TK Elevator Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	200,000	213,750
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	275,000	286,687
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	375,000	385,312
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	25,000	24,956
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	50,000	50,093
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	250,000	262,715
Union Pacific Corp. (Road & Rail)		2.375%	05/20/2031	385,000	394,367
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	211,448
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	50,000	54,750
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	25,625
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	49,264
Valmont Industries, Inc. (Construction & Engineering)		5.250%	10/01/2054	265,000	330,862
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	681,407
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	150,000	160,500
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	75,000	80,035
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	175,000	193,812
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	300,000	318,336
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	150,000	158,250
White Cap Parent LLC (Building Products)	(a)(b)	8.250%, 9.000% PIK	03/15/2026	75,000	77,438
Xylem, Inc. (Machinery)		2.250%	01/30/2031	655,000	655,521
					39,236,586
Information Technology–2.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	650,611
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	375,000	360,180
BBVA U.S.A. (IT Svs.)		3.875%	04/10/2025	725,000	791,343
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	75,000	75,375
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	4.000%	07/01/2029	50,000	51,250
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	315,772
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.419%	04/15/2033	1,060,000	1,097,282
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.187%	11/15/2036	15,000	14,956
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.750%	02/15/2051	325,000	324,317
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.125%	05/01/2025	75,000	77,719
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	25,000	26,106
Cisco Systems, Inc. (Communications Equip.)		3.625%	03/04/2024	825,000	887,098
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	250,000	255,625
Dell International LLC / EMC Corp. (Computers & Peripherals)		5.850%	07/15/2025	1,025,000	1,192,494
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	75,000	82,079
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	150,000	150,750
Entegris, Inc. (Semiconductors & Equip.)	(a)	3.625%	05/01/2029	75,000	76,510
Fidelity National Information Services, Inc. (IT Svs.)		3.100%	03/01/2041	305,000	308,919
Fiserv, Inc. (IT Svs.)		3.800%	10/01/2023	450,000	478,350
Fiserv, Inc. (IT Svs.)		3.500%	07/01/2029	600,000	653,367
Fortinet, Inc. (Software)		1.000%	03/15/2026	670,000	660,059
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	25,000	26,250
Global Payments, Inc. (IT Svs.)		1.200%	03/01/2026	660,000	653,314
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	150,000	156,375
Helios Software Holdings Inc / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	200,000	197,000
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		3.000%	10/30/2029	750,000	791,422

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	$ 345,000	$ 371,972
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	800,000	903,688
LogMeIn, Inc. (Software)	(a)	5.500%	09/01/2027	150,000	152,625
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	600,000	617,568
Micron Technology, Inc. (Semiconductors & Equip.)		4.663%	02/15/2030	750,000	865,688
Microsoft Corp. (Software)		2.375%	05/01/2023	1,200,000	1,234,225
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	50,000	52,730
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	25,000	25,545
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	25,000	25,781
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	100,000	104,853
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	25,000	25,875
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	75,000	77,438
Open Text Corp. (Software)	(a)	3.875%	02/15/2028	75,000	76,500
Oracle Corp. (Software)		3.600%	04/01/2050	2,000,000	2,002,397
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	25,000	25,656
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	150,000	163,500
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3.375%	04/01/2031	25,000	26,360
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	225,000	222,750
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	77,509
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	3.125%	07/15/2029	125,000	120,888
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	50,663
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	175,000	184,788
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	25,000	25,577
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	75,000	74,704
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	670,784
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	225,000	234,000
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	25,000	25,055
VMware, Inc. (Software)		1.400%	08/15/2026	240,000	238,920
VMware, Inc. (Software)		2.200%	08/15/2031	190,000	185,776
Vontier Corp. (Electronic Equip., Instr. & Comp.)	(a)	1.800%	04/01/2026	665,000	660,205
					19,878,543
Materials–1.8%
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	375,000	409,291
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	375,000	477,058
Anglo American Capital PLC (Metals & Mining)	(a)	2.875%	03/17/2031	1,175,000	1,178,995
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	400,000	424,940
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	200,000	202,250
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	203,601
Ashland LLC (Chemicals)	(a)	3.375%	09/01/2031	75,000	75,656
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	156,375
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	150,000	148,137
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	100,000	105,671
Carpenter Technology Corp. (Metals & Mining)		4.450%	03/01/2023	300,000	310,590
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	205,500
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	75,000	76,594
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	175,000	180,687
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	75,000	72,004
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	175,000	182,219
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	75,000	79,594
Diamond B.C. B.V. (Chemicals)	(a)	4.625%	10/01/2029	125,000	126,875
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	25,000	25,250
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	300,000	303,750
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	100,000	104,500
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	50,000	52,125
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	25,000	30,031
Glencore Funding LLC (Metals & Mining)	(a)	1.625%	04/27/2026	600,000	597,143
Glencore Funding LLC (Metals & Mining)	(a)	3.875%	04/27/2051	300,000	313,669
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	99,500
HB Fuller Co. (Chemicals)		4.250%	10/15/2028	25,000	25,438
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	200,000	201,000
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	75,000	80,063
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	175,000	192,937
International Flavors & Fragrances, Inc. (Chemicals)	(a)	1.832%	10/15/2027	900,000	901,322
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	225,000	230,062
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	25,000	25,219
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	25,000	24,848
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	197,095

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	$ 150,000	$ 160,125
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	75,000	80,379
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	1,175,000	1,262,435
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Gro (Containers & Packaging)	(a)	4.000%	10/15/2027	50,000	49,500
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	175,000	176,094
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	1,060,000	1,112,977
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	575,000	656,951
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	199,845
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	100,000	103,000
Standard Industries, Inc. (Construction Materials)	(a)	3.375%	01/15/2031	50,000	47,585
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	200,000	214,750
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	25,000	25,719
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	75,000	77,251
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	725,000	810,744
					12,997,344
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		1.875%	02/01/2033	1,430,000	1,345,578
American Tower Corp. (Equity REIT)		2.950%	01/15/2051	660,000	622,449
AvalonBay Communities, Inc. (Equity REIT)		3.350%	05/15/2027	1,125,000	1,235,990
Boston Properties LP (Equity REIT)		3.650%	02/01/2026	1,300,000	1,417,210
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	600,000	633,249
Crown Castle International Corp. (Equity REIT)		3.250%	01/15/2051	750,000	740,221
Cushman & Wakefield U.S. Borrower LLC (Real Estate Mgmt. & Development)	(a)	6.750%	05/15/2028	75,000	81,375
Healthcare Trust of America Holdings LP (Equity REIT)		2.000%	03/15/2031	725,000	695,092
Kimco Realty Corp. (Equity REIT)		2.700%	10/01/2030	750,000	771,044
Mid-America Apartments LP (Equity REIT)		4.000%	11/15/2025	1,125,000	1,235,380
Piedmont Operating Partnership LP (Equity REIT)		2.750%	04/01/2032	300,000	294,909
Regency Centers LP (Equity REIT)		2.950%	09/15/2029	1,100,000	1,154,012
UDR, Inc. (Equity REIT)		3.500%	01/15/2028	1,125,000	1,222,085
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	150,000	156,650
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	675,000	753,575
WP Carey, Inc. (Equity REIT)		3.850%	07/15/2029	750,000	830,642
WP Carey, Inc. (Equity REIT)		2.400%	02/01/2031	120,000	118,438
					13,307,899
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,500,000	1,470,058
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	150,000	165,720
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	25,000	28,250
Berkshire Hathaway Energy Co. (Multi-Utilities)		4.050%	04/15/2025	250,000	274,903
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	375,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	51,437
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	150,000	150,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	75,000	72,188
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	672,175
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	694,086
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	825,336
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	600,000	648,535
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	600,000	707,987
Enel Finance International N.V. (Electric Utilities)	(a)	2.250%	07/12/2031	750,000	740,046
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	715,921
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,331,661
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	248,750
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	750,000	863,887
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	520,000	526,530
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.750%	05/01/2025	610,000	643,339
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	658,245
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	603,423
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	150,000	159,563
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	24,556
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	175,000	173,031
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	25,000	26,063
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	213,070
Puget Energy, Inc. (Electric Utilities)	(a)	2.379%	06/15/2028	685,000	685,151
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(c)	4.000%	01/15/2051	1,350,000	1,427,044
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	100,000	104,250

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	$ 250,000	$ 268,437
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	175,000	179,804
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	4.375%	05/01/2029	25,000	25,153
WEC Energy Group, Inc. (Multi-Utilities)		0.800%	03/15/2024	220,000	220,679
					15,974,278
Total Corporate Bonds (Cost $293,902,358)					$295,650,961

U.S. Treasury Obligations–22.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.125%	04/30/2022	$ 4,050,000	$ 4,051,266
U.S. Treasury Note		0.125%	06/30/2022	1,400,000	1,400,437
U.S. Treasury Note		0.125%	12/31/2022	1,000,000	999,688
U.S. Treasury Note		0.125%	03/31/2023	1,275,000	1,273,755
U.S. Treasury Note		0.250%	04/15/2023	5,500,000	5,504,082
U.S. Treasury Note		0.125%	04/30/2023	3,000,000	2,996,016
U.S. Treasury Note		0.125%	06/30/2023	27,500,000	27,452,734
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,463,965
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,939,531
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	17,936,719
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,361,563
U.S. Treasury Note	(e)	0.500%	04/30/2027	3,200,000	3,096,250
U.S. Treasury Note		1.250%	03/31/2028	575,000	575,022
U.S. Treasury Note		1.250%	06/30/2028	13,000,000	12,972,578
U.S. Treasury Note		1.125%	02/15/2031	405,000	392,280
U.S. Treasury Note		1.625%	05/15/2031	13,400,000	13,557,031
U.S. Treasury Note		1.375%	11/15/2040	525,000	471,598
U.S. Treasury Note		1.875%	02/15/2041	180,000	176,063
U.S. Treasury Note		2.250%	05/15/2041	8,300,000	8,630,703
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	3,684,082
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	3,757,159
U.S. Treasury Note		2.375%	05/15/2051	15,650,000	16,701,484
U.S. Treasury Note		2.000%	08/15/2051	5,000,000	4,911,719
United States Treasury Inflation Indexed Bond		0.125%	04/15/2026	4,475,612	4,844,908
United States Treasury Inflation Indexed Bond		0.125%	07/15/2030	1,730,008	1,907,784
United States Treasury Inflation Indexed Bond		0.125%	01/15/2031	2,726,282	2,991,988
United States Treasury Inflation Indexed Bond		0.250%	02/15/2050	291,970	328,702
United States Treasury Inflation Indexed Bond		0.125%	02/15/2051	4,193,720	4,593,216
Total U.S. Treasury Obligations (Cost $158,830,412)					$157,972,323

U.S. Government Agency Mortgage-Backed Securities–21.7%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$ 1,451,187	$ 1,549,404
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	4,130,191	4,517,120
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,830,062	1,888,548
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	4,733,482	4,922,912
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	6,929,849	6,972,235
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	2,394,736	2,402,979
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,429,949	1,482,687
Fannie Mae Pool FN BR2231	2.000%	08/01/2051	1,991,778	1,998,634
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,996,605	2,060,413
Fannie Mae Pool FN CA4574	4.000%	08/01/2049	3,007,818	3,224,325
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	1,385,973	1,507,197
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	2,330,302	2,500,653
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	4,300,734	4,497,529
Fannie Mae Pool FN CA7231	2.500%	10/01/2050	864,233	894,005
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	2,090,984	2,101,186
Fannie Mae Pool FN CB1131	2.500%	07/01/2051	1,983,443	2,048,119
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	2,886,112	3,064,477
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,503,916	1,631,924
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	1,053,820	1,138,357
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	7,202,231	7,259,954
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	4,310,255	4,523,125
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	4,448,639	4,696,163
Fannie Mae Pool FN FM5815	2.500%	12/01/2035	4,726,261	4,928,854
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	4,733,770	4,892,239
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,461,263	1,510,182
Fannie Mae Pool FN FM7502	3.500%	06/01/2050	4,292,703	4,540,885
Fannie Mae Pool FN FM7510	3.000%	06/01/2051	1,951,411	2,059,758
Fannie Mae Pool FN FM7554	3.500%	04/01/2050	4,175,874	4,420,054
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	4,438,386	4,772,879

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN FM8421	2.500%	08/01/2051	$ 2,464,384	$ 2,544,746
Fannie Mae Pool FN MA4119	2.000%	09/01/2050	1,058,821	1,062,466
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	4,766,072	4,634,176
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,888,743	1,895,244
Fannie Mae Pool FN MA4413	2.000%	09/01/2051	3,988,195	4,001,923
Fannie Mae Pool FN MA4415	3.000%	09/01/2051	2,372,772	2,496,889
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,455,373	1,462,306
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	6,804,221	6,851,100
Freddie Mac Pool FR RA3611	2.500%	09/01/2050	4,896,925	5,080,268
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,563,144	2,571,967
Freddie Mac Pool FR SB8122	1.500%	10/01/2036	2,000,000	2,021,188
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	2,259,365	2,387,843
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	2,453,202	2,532,228
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	1,116,407	1,242,491
Freddie Mac Pool FR SD7514	3.500%	04/01/2050	2,000,624	2,149,394
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	2,322,239	2,257,754
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,867,162	1,873,589
Freddie Mac Pool FR SD8135	2.500%	03/01/2051	687,901	709,885
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	4,317,608	4,541,715
Freddie Mac Pool FR SD8163	3.500%	08/01/2051	2,467,250	2,613,914
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	907,924	980,632
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	2,071,767	2,167,147
Total U.S. Government Agency Mortgage-Backed Securities (Cost $152,525,559)				$152,085,662

Investment Companies–9.3%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $17,850,000)	(f)(g)	1,874,699	$ 18,147,088
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $25,316,717)	(f)(g)	2,505,309	25,128,251
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $21,725,000)	(g)(h)	2,465,645	21,845,614
Total Investment Companies (Cost $64,891,717)			$65,120,953

Asset-Backed / Mortgage-Backed Securities–1.4%		Rate	Maturity	Face Amount	Value
Financials–1.4%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 184,625
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	176,534
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,130,145
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	532,368
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	99,591
Chesapeake Funding II LLC 2020-1A D	(a)	2.830%	08/16/2032	150,000	154,894
Ford Credit Auto Lease Trust 2020-B C		1.700%	02/15/2025	335,000	340,080
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	403,231
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	398,141
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	399,105
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	409,709
HPEFS Equipment Trust 2020-2A D	(a)	2.790%	07/22/2030	750,000	773,912
MMAF Equipment Finance LLC 2020-A A5	(a)	1.560%	10/09/2042	750,000	750,416
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	260,838	262,258
Navistar Financial Dealer Note Master Trust 2020-1 D	(a)	ML + 290	07/25/2025	275,000	278,028
PFS Financing Corp. 2020-G B	(a)	1.570%	02/15/2026	310,000	313,353
Santander Consumer Auto Receivables Trust 2020-BA D	(a)	2.140%	12/15/2026	200,000	203,024
Santander Drive Auto Receivables Trust 2020-2 D		2.220%	09/15/2026	450,000	458,712
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	760,413
Sierra Timeshare 2020-2A A	(a)	1.330%	07/20/2037	399,698	400,623
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	613,603	615,651
Tesla Auto Lease Trust 2020-A C	(a)	1.680%	02/20/2024	330,000	334,085
Tesla Auto Lease Trust 2020-A D	(a)	2.330%	02/20/2024	100,000	102,283
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	252,427
Total Asset-Backed / Mortgage-Backed Securities (Cost $9,713,706)					$9,733,608

Sovereign Issues–0.7%	Rate	Maturity	Face Amount	Value
Colombia Government International Bond	4.500%	03/15/2029	$ 1,100,000	$ 1,159,290
Colombia Government International Bond	3.000%	01/30/2030	725,000	685,154
Mexico Government International Bond	3.750%	01/11/2028	1,025,000	1,114,267
Mexico Government International Bond	4.500%	01/31/2050	1,175,000	1,201,672
Republic of Poland Government International Bond	4.000%	01/22/2024	600,000	646,907
Total Sovereign Issues (Cost $4,872,806)				$4,807,290

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
U.S. Government Agency Issues–0.1%	Rate	Maturity	Face Amount	Value
Federal Farm Credit Banks Funding Corp.	0.700%	01/27/2027	$ 1,000,000	$ 982,299
Total U.S. Government Agency Issues (Cost $1,000,000)				$982,299

Money Market Funds–2.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(i)	12,484,070	$ 12,486,567
State Street Institutional U.S. Government Money Market Fund, 0.025%	(i)	3,020,739	3,020,739
Total Money Market Funds (Cost $15,507,306)			$15,507,306
Total Investments – 100.0% (Cost $701,243,864)	(j)		$701,860,402
Liabilities in Excess of Other Assets – (0.0)%			(170,488)
Net Assets – 100.0%			$701,689,914

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.980% at 09/30/2021
ML:	Monthly U.S. LIBOR Rate, 0.080% at 09/30/2021
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 0.130% at 09/30/2021
SOFR:	Secured Overnight Financing Rate, 0.050% at 09/30/2021

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2021, the value of these securities totaled $76,515,201, or 10.9% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2021.
(d)	Represents a security that is in default and deemed to be non-income producing.
(e)	Security is partially pledged as collateral for the futures contracts outstanding at September 30, 2021. The market value of securities pledged totaled $1,292,684. See also the following Schedule of Open Futures Contracts.
(f)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(g)	Represents a security deemed to be restricted. At September 30, 2021, the value of restricted securities in the Portfolio totaled $65,120,953, or 9.3% of the Portfolio’s net assets.
(h)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(i)	Rate represents the seven-day yield at September 30, 2021.
(j)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	110	December 21, 2021	$16,285,415	$15,977,500	$(307,915)	$18,906
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Long Bond - Short	2	December 21, 2021	$(325,183)	$(318,438)	$6,745	$(250)
CBT 10-Year U.S. Treasury Note - Short	150	December 21, 2021	(19,990,553)	(19,741,406)	249,147	(21,095)
CBT U.S. Ultra Bond - Short	150	December 21, 2021	(29,702,394)	(28,659,375)	1,043,019	23,438
CBT 5-Year U.S. Treasury Note - Short	70	December 31, 2021	(8,640,468)	(8,591,844)	48,624	(6,015)
			$(58,658,598)	$(57,311,063)	$1,347,535	$(3,922)
Total Futures Contracts			$(42,373,183)	$(41,333,563)	$1,039,620	$14,984
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson U.S. Low Volatility Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks–99.7%		Shares	Value
Communication Services–5.9%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	2,481	$ 6,633,003
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,225	5,930,315
Charter Communications, Inc. Class A (Media)	(a)	4,573	3,327,132
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	20,100	6,821,739
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	189,583	24,221,124
Verizon Communications, Inc. (Diversified Telecom. Svs.)		148,369	8,013,409
			54,946,722
Consumer Discretionary–11.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,440	24,440,698
Dollar General Corp. (Multiline Retail)		66,921	14,196,621
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		21,407	10,210,283
Garmin Ltd. (Household Durables)		109,381	17,004,370
McDonald's Corp. (Hotels, Restaurants & Leisure)		77,180	18,608,870
Target Corp. (Multiline Retail)		78,964	18,064,594
			102,525,436
Consumer Staples–21.7%
Campbell Soup Co. (Food Products)		175,640	7,343,508
Church & Dwight Co., Inc. (Household Products)		114,933	9,490,018
Colgate-Palmolive Co. (Household Products)		173,975	13,149,031
Costco Wholesale Corp. (Food & Staples Retailing)		64,106	28,806,031
Estee Lauder Cos., Inc. / The Class A (Personal Products)		70,608	21,177,458
Hershey Co. / The (Food Products)		99,115	16,775,214
Hormel Foods Corp. (Food Products)		136,009	5,576,369
J.M. Smucker Co. / The (Food Products)		25,505	3,061,365
Kellogg Co. (Food Products)		104,834	6,700,989
Kroger Co. / The (Food & Staples Retailing)		198,959	8,043,912
Mondelez International, Inc. Class A (Food Products)		308,918	17,972,849
Monster Beverage Corp. (Beverages)	(a)	13,043	1,158,610
PepsiCo, Inc. (Beverages)		451	67,835
Procter & Gamble Co. / The (Household Products)		223,053	31,182,809
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		34,576	1,626,801
Walmart, Inc. (Food & Staples Retailing)		211,950	29,541,591
			201,674,390
Financials–6.6%
Allstate Corp. / The (Insurance)		57,670	7,341,968
Arthur J. Gallagher & Co. (Insurance)		10,681	1,587,731
Assurant, Inc. (Insurance)		58,945	9,298,574
Marsh & McLennan Cos., Inc. (Insurance)		81,898	12,401,814
Progressive Corp. / The (Insurance)		185,804	16,794,823
Willis Towers Watson PLC (Insurance)		58,487	13,595,888
			61,020,798
Health Care–24.5%
AbbVie, Inc. (Biotechnology)		51,779	5,585,401
AmerisourceBergen Corp. (Health Care Providers & Svs.)		12,754	1,523,465
Amgen, Inc. (Biotechnology)		39,506	8,400,951
Biogen, Inc. (Biotechnology)	(a)	63,805	18,056,177
Bristol-Myers Squibb Co. (Pharmaceuticals)		47,962	2,837,912
Centene Corp. (Health Care Providers & Svs.)	(a)	46,211	2,879,407
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cerner Corp. (Health Care Technology)		320,245	$ 22,583,677
CVS Health Corp. (Health Care Providers & Svs.)		15,144	1,285,120
Danaher Corp. (Health Care Equip. & Supplies)		79,275	24,134,481
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		72,322	4,198,292
Eli Lilly & Co. (Pharmaceuticals)		37,220	8,599,681
Gilead Sciences, Inc. (Biotechnology)		245,448	17,144,543
Johnson & Johnson (Pharmaceuticals)		175,143	28,285,594
McKesson Corp. (Health Care Providers & Svs.)		7,325	1,460,459
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		64,204	9,329,483
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,603	1,575,284
ResMed, Inc. (Health Care Equip. & Supplies)		81,522	21,485,123
STERIS PLC (Health Care Equip. & Supplies)		81,391	16,626,553
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		35,169	13,741,935
Waters Corp. (Life Sciences Tools & Svs.)	(a)	15,064	5,382,367
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		16,168	6,863,963
Zoetis, Inc. (Pharmaceuticals)		29,813	5,787,896
			227,767,764
Industrials–5.6%
Copart, Inc. (Commercial Svs. & Supplies)	(a)	83,439	11,574,658
L3Harris Technologies, Inc. (Aerospace & Defense)		17,592	3,874,462
Leidos Holdings, Inc. (Professional Svs.)		35,971	3,457,892
Republic Services, Inc. (Commercial Svs. & Supplies)		186,421	22,381,705
Rollins, Inc. (Commercial Svs. & Supplies)		59,705	2,109,378
Trane Technologies PLC (Building Products)		15,948	2,753,422
Waste Management, Inc. (Commercial Svs. & Supplies)		40,163	5,998,746
			52,150,263
Information Technology–18.1%
Accenture PLC Class A (IT Svs.)		6,073	1,942,874
Akamai Technologies, Inc. (IT Svs.)	(a)	88,305	9,235,820
Apple, Inc. (Tech. Hardware, Storage & Periph.)		311,467	44,072,580
Broadridge Financial Solutions, Inc. (IT Svs.)		712	118,648
Citrix Systems, Inc. (Software)		136,772	14,685,210
International Business Machines Corp. (IT Svs.)		65,088	9,042,676
Microsoft Corp. (Software)		141,330	39,843,753
Motorola Solutions, Inc. (Communications Equip.)		72,752	16,901,745
NortonLifeLock, Inc. (Software)		513,591	12,993,852
Oracle Corp. (Software)		220,474	19,209,900
			168,047,058
Materials–0.2%
Ball Corp. (Containers & Packaging)		15,646	1,407,671
Real Estate–0.1%
SBA Communications Corp. (Equity REIT)		3,155	1,042,948
Utilities–6.0%
Ameren Corp. (Multi-Utilities)		38,605	3,127,005
Consolidated Edison, Inc. (Multi-Utilities)		212,592	15,432,053
Dominion Energy, Inc. (Multi-Utilities)		99,000	7,228,980
Duke Energy Corp. (Electric Utilities)		66,325	6,472,657
Eversource Energy (Electric Utilities)		148,090	12,107,838

(continued)

Ohio National Fund, Inc.	ON Janus Henderson U.S. Low Volatility Portfolio (Continued)
Schedule of Investments	September 30, 2021 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
FirstEnergy Corp. (Electric Utilities)	193,744	$ 6,901,161
Xcel Energy, Inc. (Electric Utilities)	74,649	4,665,563
		55,935,257
Total Common Stocks (Cost $934,290,358)		$926,518,307

Money Market Funds–0.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(b)	1,483,518	$ 1,483,815
Total Money Market Funds (Cost $1,483,815)			$1,483,815
Total Investments – 99.8% (Cost $935,774,173)	(c)		$928,002,122
Other Assets in Excess of Liabilities – 0.2%			1,559,551
Net Assets – 100.0%			$929,561,673
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2021.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio
Schedule of Investments	September 30, 2021 (Unaudited)
Exchange Traded Funds–91.8%	Shares	Value
iShares Core MSCI EAFE ETF	278,219	$ 20,657,761
iShares Core S&P 500 ETF	140,984	60,738,727
iShares Core U.S. Aggregate Bond ETF	1,813,507	208,245,009
iShares MSCI Australia ETF	122,802	3,047,946
iShares MSCI Brazil ETF	26,284	844,505
iShares MSCI Canada ETF	13,508	490,340
iShares MSCI Chile ETF	29,680	771,680
iShares MSCI China ETF	76,930	5,195,083
iShares MSCI France ETF	28,801	1,072,549
iShares MSCI Germany ETF	69,805	2,297,981
iShares MSCI Hong Kong ETF	99,584	2,388,024
iShares MSCI India ETF	70,174	3,416,772
iShares MSCI Italy ETF	85,749	2,713,956
iShares MSCI Japan ETF	116,206	8,163,471
iShares MSCI Mexico ETF	21,784	1,051,296
iShares MSCI Poland ETF	115,655	2,535,158
iShares MSCI South Africa ETF	1,622	76,283
iShares MSCI South Korea ETF	27,863	2,247,429
iShares MSCI Spain ETF	91,719	2,473,661
iShares MSCI Sweden ETF	13,020	583,947
iShares MSCI Taiwan ETF	22,486	1,394,357
iShares MSCI United Kingdom ETF	82,306	2,654,368
iShares Russell 1000 ETF	175,563	42,435,333
Total Exchange Traded Funds (Cost $377,701,717)		$375,495,636

Money Market Funds–6.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.042%	(a)	24,589,995	$ 24,594,913
Total Money Market Funds (Cost $24,596,642)			$24,594,913
Total Investments – 97.8% (Cost $402,298,359)	(b)		$400,090,549
Other Assets in Excess of Liabilities – 2.2%	(c)		9,180,825
Net Assets – 100.0%			$409,271,374

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Rate represents the seven-day yield at September 30, 2021.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $5,130,437 of cash pledged as collateral for the futures contracts outstanding at September 30, 2021. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2021 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MRV IBEX 35 Index - Long	76	October 15, 2021	$7,676,852	$7,761,483	$84,631	$(41,552)
OSE TOPIX Index - Long	8	December 9, 2021	1,451,753	1,459,544	7,791	(6,110)
EUR Currency Future - Long	93	December 13, 2021	13,772,939	13,485,000	(287,939)	(31,900)
MOD S&P TSX 60 Index - Long	16	December 16, 2021	3,109,477	3,021,885	(87,592)	(15,159)
CME E-mini S&P 500 Index - Long	47	December 17, 2021	10,471,288	10,099,713	(371,575)	(104,647)
MSCI Emerging Markets Index - Long	194	December 17, 2021	12,584,591	12,082,320	(502,271)	83,650
DMI FTSE MIB Index - Long	52	December 17, 2021	7,707,368	7,641,611	(65,757)	(15,661)
IFLL FTSE 100 Index - Long	14	December 17, 2021	1,318,167	1,334,317	16,150	(283)
MSCI EAFE Index - Long	41	December 17, 2021	4,852,894	4,647,350	(205,544)	(17,015)
			$62,945,329	$61,533,223	$(1,412,106)	$(148,677)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
AUD Currency Future - Short	32	December 13, 2021	$(2,359,532)	$(2,314,880)	$44,652	$(19,200)
JPY Currency Future - Short	41	December 13, 2021	(4,650,319)	(4,602,763)	47,556	(20,344)
CAD Currency Future - Short	58	December 14, 2021	(4,572,568)	(4,581,420)	(8,852)	(15,360)
CBT U.S. Ultra Bond - Short	37	December 21, 2021	(7,260,046)	(7,069,313)	190,733	5,781
CBT 5-Year U.S. Treasury Note - Short	258	December 31, 2021	(31,813,701)	(31,667,484)	146,217	(22,173)
			$(50,656,166)	$(50,235,860)	$420,306	$(71,296)
Total Futures Contracts			$12,289,163	$11,297,363	$(991,800)	$(219,973)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2021 (Unaudited)
Open-End Mutual Funds–39.6%	Shares	Value
DFA Emerging Markets Portfolio Institutional	130,326	$ 4,289,023
DFA International Core Equity Portfolio Institutional	538,497	8,545,954
PIMCO Low Duration Institutional	2,289,638	22,667,413
PIMCO Total Return Institutional	3,558,812	36,869,292
Vanguard International Growth Fund Admiral Class	17,305	2,831,308
Western Asset Core Plus Bond IS	3,065,546	36,878,512
Total Open-End Mutual Funds		$112,081,502
Total Investments in Securities of Unaffiliated Issuers – 39.6% (Cost $107,406,515)		$112,081,502
Total Investments in Affiliates – 60.4% (Cost $145,799,628) (see schedule below)		171,294,232
Liabilities in Excess of Other Assets – 0.0%		(116,859)
Net Assets – 100.0%		$283,258,875

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2021	Value at September 30, 2021
Open-End Mutual Funds – 60.4%
Fidelity Advisor® Real Estate I	(a)	$3,034,303	$264,704	$1,070,339	$68,244	$534,398	$4,469	$ —	117,971	$2,831,310
ON AB Mid Cap Core Portfolio	(a)	3,034,303	283,653	616,777	193,998	(63,867)	4,291	170,440	47,964	2,831,310
ON AB Mid Small Cap Portfolio	(a)	3,034,303	590,154	601,376	165,889	(357,660)	—	326,407	69,124	2,831,310
ON BlackRock Advantage International Equity Portfolio	(a)	13,654,362	951,149	2,868,780	417,847	586,315	173,591	—	721,047	12,740,893
ON BlackRock Advantage Large Cap Core Portfolio	(a)	6,068,605	709,795	1,458,737	278,693	64,263	55,098	493,980	140,095	5,662,619
ON BlackRock Advantage Large Cap Value Portfolio	(a)	15,171,513	803,199	3,868,896	895,954	1,154,778	185,401	—	648,788	14,156,548
ON Bond Portfolio	(a)	21,240,118	1,297,994	1,865,373	261,807	(1,115,379)	546,697	43,816	993,940	19,819,167
ON Federated Core Plus Bond Portfolio	(a)	30,343,026	9,870,925	3,092,534	99,897	(414,289)	129,035	4,560	3,566,572	36,807,025
ON Federated High Income Bond Portfolio	(a)	15,171,513	1,097,704	2,028,008	310,765	(395,426)	729,957	—	659,364	14,156,548
ON Janus Henderson Forty Portfolio	(a)	3,034,303	509,588	776,227	312,202	(248,556)	—	379,638	80,526	2,831,310
ON Nasdaq-100® Index Portfolio	(a)	6,068,605	1,398,114	1,508,047	593,070	(889,123)	27,060	1,089,865	220,250	5,662,619
ON S&P 500® Index Portfolio	(a)	39,445,934	3,515,051	9,329,738	2,683,535	492,243	537,700	2,015,649	883,722	36,807,025
ON S&P MidCap 400® Index Portfolio	(a)	15,171,513	1,003,854	3,850,215	1,156,255	675,141	146,023	231,373	582,334	14,156,548
Total Open-End Mutual Funds					$7,438,156	$22,838	$2,539,322	$4,755,728		$171,294,232

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2021 (Unaudited)
Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,340,892	$ 44,128,751
DFA International Core Equity Portfolio Institutional	2,770,343	43,965,342
PIMCO Low Duration Institutional	6,625,544	65,592,892
PIMCO Total Return Institutional	8,449,780	87,539,724
Vanguard International Growth Fund Admiral Class	200,305	32,771,915
Western Asset Core Plus Bond IS	8,188,450	98,507,047
Total Open-End Mutual Funds		$372,505,671
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $341,121,666)		$372,505,671
Total Investments in Affiliates – 65.9% (Cost $589,643,299) (see schedule below)		720,982,139
Liabilities in Excess of Other Assets – 0.0%		(401,464)
Net Assets – 100.0%		$1,093,086,346

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2021	Value at September 30, 2021
Open-End Mutual Funds – 65.9%
Fidelity Advisor® Real Estate I	(a)	$11,276,978	$405,544	$3,021,916	$9,925	$2,253,441	$17,278	$ —	455,165	$10,923,972
ON AB Mid Cap Core Portfolio	(a)	11,276,978	739,591	1,549,555	488,176	(31,218)	16,680	662,542	185,058	10,923,972
ON AB Mid Small Cap Portfolio	(a)	11,276,978	1,810,344	1,370,743	519,273	(1,311,880)	—	1,270,772	266,699	10,923,972
ON BlackRock Advantage International Equity Portfolio	(a)	90,215,828	3,687,075	13,073,121	1,887,721	4,674,271	1,200,254	—	4,945,771	87,391,774
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,553,957	2,373,876	4,313,263	1,159,570	73,804	213,933	1,918,028	540,523	21,847,944
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	22,553,957	3,172,796	15,145,305	5,795,108	(5,452,584)	29,219	2,934,976	361,841	10,923,972
ON BlackRock Advantage Large Cap Value Portfolio	(a)	67,661,871	13,444,898	13,433,924	3,232,590	5,562,367	1,007,266	—	3,504,482	76,467,802
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	22,553,957	4,506,612	3,423,069	1,242,420	(3,031,976)	—	2,753,108	577,530	21,847,944
ON Bond Portfolio	(a)	56,384,892	3,681,625	3,197,619	457,659	(2,706,698)	1,511,441	121,136	2,739,211	54,619,859
ON Federated Core Plus Bond Portfolio	(a)	90,215,828	2,145,416	3,712,442	133,727	(1,390,755)	307,435	10,864	8,468,195	87,391,774
ON Federated High Income Bond Portfolio	(a)	33,830,935	1,778,697	2,599,343	414,937	(653,311)	1,701,100	—	1,526,405	32,771,915
ON Janus Henderson Forty Portfolio	(a)	22,553,957	1,706,413	15,393,925	7,705,947	(5,648,420)	—	1,480,958	310,693	10,923,972
ON Nasdaq-100® Index Portfolio	(a)	22,553,957	4,777,963	4,228,593	1,691,015	(2,946,398)	105,491	4,248,828	849,784	21,847,944
ON S&P 500® Index Portfolio	(a)	157,877,698	23,089,330	28,725,455	9,108,320	2,509,684	2,410,302	9,035,372	3,934,203	163,859,577
ON S&P MidCap 400® Index Portfolio	(a)	101,492,806	5,138,876	20,472,462	5,899,825	6,256,701	1,023,857	1,622,304	4,044,251	98,315,746
Total Open-End Mutual Funds					$39,746,213	$(1,842,972)	$9,544,256	$26,058,888		$720,982,139

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2021 (Unaudited)
Open-End Mutual Funds–23.6%	Shares	Value
DFA Emerging Markets Portfolio Institutional	2,368,623	$ 77,951,388
DFA International Core Equity Portfolio Institutional	7,340,304	116,490,629
PIMCO Low Duration Institutional	2,925,772	28,965,140
PIMCO Total Return Institutional	1,865,676	19,328,404
Vanguard International Growth Fund Admiral Class	471,746	77,182,252
Western Asset Core Plus Bond IS	11,249,639	135,333,158
Total Open-End Mutual Funds		$455,250,971
Total Investments in Securities of Unaffiliated Issuers – 23.6% (Cost $396,547,933)		$455,250,971
Total Investments in Affiliates – 76.4% (Cost $1,194,697,626) (see schedule below)		1,476,110,574
Liabilities in Excess of Other Assets – 0.0%		(661,236)
Net Assets – 100.0%		$1,930,700,309

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2021	Value at September 30, 2021
Open-End Mutual Funds – 76.4%
Fidelity Advisor® Real Estate I	(a)	$19,878,241	$526,212	$5,114,146	$34,302	$3,970,954	$30,792	$ —	803,982	$19,295,563
ON AB Mid Cap Core Portfolio	(a)	19,878,241	1,244,242	2,627,220	824,968	(24,668)	29,657	1,177,958	326,877	19,295,563
ON AB Mid Small Cap Portfolio	(a)	39,756,483	6,753,691	5,104,602	1,847,724	(4,662,170)	—	4,517,700	942,166	38,591,126
ON BlackRock Advantage International Equity Portfolio	(a)	178,904,172	6,507,157	24,796,516	3,610,697	9,434,558	2,394,945	—	9,827,961	173,660,068
ON BlackRock Advantage Large Cap Core Portfolio	(a)	79,512,965	7,865,132	14,510,654	5,751,525	(1,436,716)	761,221	6,824,779	1,909,506	77,182,252
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	59,634,724	11,063,795	30,087,153	15,494,226	(17,514,466)	103,771	10,423,756	1,278,275	38,591,126
ON BlackRock Advantage Large Cap Value Portfolio	(a)	139,147,689	43,974,048	26,901,196	6,205,588	11,233,939	2,297,616	—	7,958,757	173,660,068
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	59,634,724	12,124,970	9,066,098	3,272,844	(8,079,751)	—	7,341,616	1,530,179	57,886,689
ON Bond Portfolio	(a)	69,573,845	4,616,594	3,887,175	553,922	(3,322,715)	1,875,703	150,330	3,386,884	67,534,471
ON Federated Core Plus Bond Portfolio	(a)	119,269,448	3,850,416	5,695,839	204,152	(1,854,799)	409,160	14,459	11,218,351	115,773,378
ON Federated High Income Bond Portfolio	(a)	39,756,483	2,109,464	2,986,481	465,064	(753,404)	2,012,145	—	1,797,444	38,591,126
ON Janus Henderson Forty Portfolio	(a)	79,512,965	9,132,926	35,135,449	14,977,210	(10,600,963)	—	7,874,026	1,646,379	57,886,689
ON Nasdaq-100® Index Portfolio	(a)	79,512,965	13,040,769	34,476,297	14,335,002	(14,525,750)	280,850	11,311,667	2,251,524	57,886,689
ON S&P 500® Index Portfolio	(a)	337,930,102	42,525,112	58,302,367	18,465,229	6,702,059	5,144,488	19,284,869	8,339,019	347,320,135
ON S&P MidCap 400® Index Portfolio	(a)	198,782,413	9,385,127	38,849,706	11,058,291	12,579,506	2,018,671	3,198,590	7,937,295	192,955,631
Total Open-End Mutual Funds					$97,100,744	$(18,854,386)	$17,359,019	$72,119,750		$1,476,110,574

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2021 (Unaudited)
Open-End Mutual Funds–20.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	672,890	$ 22,144,815
DFA International Core Equity Portfolio Institutional	1,946,157	30,885,514
PIMCO Total Return Institutional	423,976	4,392,393
Vanguard International Growth Fund Admiral Class	134,005	21,924,559
Western Asset Core Plus Bond IS	730,427	8,787,035
Total Open-End Mutual Funds		$88,134,316
Total Investments in Securities of Unaffiliated Issuers – 20.1% (Cost $72,873,069)		$88,134,316
Total Investments in Affiliates – 79.9% (Cost $280,412,209) (see schedule below)		350,792,947
Liabilities in Excess of Other Assets – 0.0%		(203,684)
Net Assets – 100.0%		$438,723,579

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2021 (Unaudited)

Affiliate		Value at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2021	Value at September 30, 2021
Open-End Mutual Funds – 79.9%
Fidelity Advisor® Real Estate I	(a)	$4,432,373	$170,399	$1,118,620	$99,460	$801,300	$7,022	$ —	182,705	$4,384,912
ON AB Mid Cap Core Portfolio	(a)	4,432,373	302,554	525,520	165,216	10,289	6,752	268,196	74,283	4,384,912
ON AB Mid Small Cap Portfolio	(a)	17,729,493	3,355,526	2,246,420	807,356	(2,106,308)	—	2,055,817	428,214	17,539,647
ON BlackRock Advantage International Equity Portfolio	(a)	53,188,478	1,904,235	6,351,520	933,718	2,944,031	729,220	—	2,977,869	52,618,942
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,161,866	6,835,185	3,329,906	1,307,932	(665,606)	260,616	2,336,569	650,902	26,309,471
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	13,297,120	2,641,689	6,682,132	3,454,689	(3,941,542)	23,698	2,380,462	290,488	8,769,824
ON BlackRock Advantage Large Cap Value Portfolio	(a)	31,026,612	10,023,089	5,489,898	1,245,602	2,658,802	523,103	—	1,808,626	39,464,207
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	19,945,679	4,593,804	3,139,626	1,015,186	(2,682,940)	—	2,505,882	521,599	19,732,103
ON Bond Portfolio	(a)	4,432,373	453,798	323,351	52,811	(230,719)	121,785	9,761	219,905	4,384,912
ON Federated High Income Bond Portfolio	(a)	4,432,373	355,857	369,869	44,172	(77,621)	228,190	—	204,234	4,384,912
ON Janus Henderson Forty Portfolio	(a)	22,161,866	2,944,093	8,609,829	3,667,102	(2,623,585)	—	2,394,502	498,852	17,539,647
ON Nasdaq-100® Index Portfolio	(a)	31,026,612	5,212,066	14,415,013	6,163,658	(6,062,764)	106,964	4,308,144	852,764	21,924,559
ON S&P 500® Index Portfolio	(a)	75,350,344	9,238,244	11,225,303	4,171,486	1,393,642	1,174,229	4,401,770	1,895,040	78,928,413
ON S&P MidCap 400® Index Portfolio	(a)	50,972,292	2,581,024	9,175,015	2,604,697	3,443,488	529,453	838,920	2,074,310	50,426,486
Total Open-End Mutual Funds					$25,733,085	$(7,139,533)	$3,711,032	$21,500,023		$350,792,947

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2021.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	September 30, 2021 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-two separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).

■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON AB Small Cap Portfolio (formerly ON Janus Henderson Venture Portfolio) – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).

■	ON AB Mid Cap Core Portfolio (formerly ON Janus Henderson Enterprise Portfolio) – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.

■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in securities included in the S&P 500® Index.

■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.

■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.

■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.

■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the securities included in the S&P MidCap 400® Index.

■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).

■	ON Janus Henderson U.S. Low Volatility Portfolio - Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S& P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
■	ON iShares Managed Risk Balanced Portfolio - Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.

■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the Prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
The Fund is authorized to issue 1.55 billion of its capital shares. Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON S&P MidCap 400® Index	31,000,000
ON BlackRock Balanced Allocation	22,000,000	ON BlackRock Advantage Large Cap Growth	42,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Risk Managed Balanced	175,000,000
ON Janus Henderson Forty	9,000,000	ON Federated Core Plus Bond	115,000,000
ON AB Small Cap	7,000,000	ON Janus Henderson U.S. Low Volatility	155,000,000
ON AB Mid Cap Core	4,000,000	ON iShares Managed Risk Balanced	133,000,000
ON S&P 500® Index	50,000,000	ON iShares Managed Risk Moderate Growth**	105,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON iShares Managed Risk Growth**	90,000,000
ON Federated High Income Bond	13,000,000	ON Moderately Conservative Model	36,000,000
ON Nasdaq-100® Index	22,000,000	ON Balanced Model	130,000,000
ON BlackRock Advantage Large Cap Core	17,000,000	ON Moderate Growth Model	240,000,000
ON BlackRock Advantage Small Cap Growth	8,000,000	ON Growth Model	48,000,000
**	These Portfolios and their respective authorized shares have been approved, but are not yet in operation.
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price, or other method will be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund and is reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2021:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$264,613,708	$—
	Asset-Backed Securities***	—	7,222,701	—
	U.S. Treasury Obligations	—	1,011,719	—
	Money Market Funds	5,107,685	—	—
		$5,107,685	$272,848,128	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$369,795,411	$—	$—
	Corporate Bonds***	—	147,661,268	—
	Asset-Backed Securities***	—	2,981,574	—
	U.S. Treasury Obligations	—	2,062,656	—
	Money Market Funds	7,582,825	—	—
		$377,378,236	$152,705,498	$ —
	Long Futures Contracts	$(181,878)	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$2,955,804	$474,955,883	$—
	Preferred Securities***	46,680	2,734,172	—
	Money Market Funds	11,036,263	—	—
		$14,038,747	$477,690,055	$ —
	Long Futures Contracts	$(377,922)	$—	$—
ON Janus Henderson Forty	Common Stocks***	$157,860,865	$2,897,286	$—
	Warrants***	24,297	—	—
	Money Market Funds	1,377,982	—	—
		$159,263,144	$2,897,286	$ —
ON AB Small Cap	Common Stocks***	$165,710,616	$—	$—
	Exchange Traded Funds	422,347	—	—
	Money Market Funds	1,770,303	—	—
		$167,903,266	$ —	$ —
ON AB Mid Cap Core	Common Stocks***	$101,450,527	$—	$—
	Money Market Funds	988,966	—	—
		$102,439,493	$ —	$ —
ON S&P 500® Index	Common Stocks***	$1,260,123,576	$—	$—
	Money Market Funds	4,125,665	—	—
		$1,264,249,241	$ —	$ —
	Long Futures Contracts	$(168,997)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Value	Common Stocks***	$360,848,130	$—	$—
	Money Market Funds	4,401,180	—	—
		$365,249,310	$ —	$ —
	Long Futures Contracts	$(185,153)	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$170,266,354	$—
	Common Stocks***	279,467	621,060	—
	Warrants***	74,809	—	—
	Money Market Funds	2,471,859	—	—
		$2,826,135	$170,887,414	$ —
ON Nasdaq-100® Index	Common Stocks***	$343,473,277	$—	$—
	Money Market Funds	701,787	—	—
		$344,175,064	$ —	$ —
	Long Futures Contracts	$(95,970)	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$414,308,652	$—	$—
	Money Market Funds	5,380,400	—	—
		$419,689,052	$ —	$ —
	Long Futures Contracts	$(208,257)	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$191,730,714	$—	$—
	Rights***	—	13,991	—
	Money Market Funds	1,945,063	—	—
		$193,675,777	$13,991	$ —
	Long Futures Contracts	$(27,156)	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$421,776,310	$—	$—
	Money Market Funds	7,692,324	—	—
		$429,468,634	$ —	$ —
	Long Futures Contracts	$(120,149)	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$77,454,849	$—	$—
	Money Market Funds	1,026,006	—	—
		$78,480,855	$ —	$ —
	Long Futures Contracts	$(41,450)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Risk Managed Balanced	Common Stocks***	$209,572,602	$—	$—
	Corporate Bonds***	—	69,355,508	—
	U.S. Treasury Obligations	—	43,076,441	—
	Purchased Options	19,091,951	17,439,460	—
	Asset-Backed / Mortgage-Backed Securities***	—	29,720,806	—
	U.S. Government Agency Mortgage-Backed Securities	—	9,020,120	—
	Exchange Traded Funds	8,658,329	—	—
	Preferred Securities***	—	3,359,079	—
	Sovereign Issues	—	3,031,941	—
	Taxable Municipal Bonds	—	708,773	—
	Money Market Funds	21,275,915	—	—
		$258,598,797	$175,712,128	$ —
	Long Futures Contracts	$(3,266,683)	$—	$—
	Short Futures Contracts	$79,018	$—	$—
ON Federated Core Plus Bond	Corporate Bonds***	$—	$295,650,961	$—
	U.S. Treasury Obligations	—	157,972,323	—
	U.S. Government Agency Mortgage-Backed Securities	—	152,085,662	—
	Investment Companies	65,120,953	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	9,733,608	—
	Sovereign Issues	—	4,807,290	—
	U.S. Government Agency Issues	—	982,299	—
	Money Market Funds	15,507,306	—	—
		$80,628,259	$621,232,143	$ —
	Long Futures Contracts	$(307,915)	$—	$—
	Short Futures Contracts	$1,347,535	$—	$—
ON Janus Henderson U.S. Low Volatility	Common Stocks***	$926,518,307	$—	$—
	Money Market Funds	1,483,815	—	—
		$928,002,122	$ —	$ —
ON iShares Managed Risk Balanced	Exchange Traded Funds	$375,495,636	$—	$—
	Money Market Funds	24,594,913	—	—
		$400,090,549	$ —	$ —
	Long Futures Contracts	$(1,412,106)	$—	$—
	Short Futures Contracts	$420,306	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$283,375,734	$—	$—
ON Balanced Model	Open-End Mutual Funds	$1,093,487,810	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,931,361,545	$—	$—
ON Growth Model	Open-End Mutual Funds	$438,927,263	$—	$—

***	For detailed industry descriptions, see the accompanying Schedules of Investments.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method. The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates. The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rules 2a-5 and 31a-4 ("Rules") that clarify how investment companies may satisfy their valuation obligations under the 1940 Act, as amended. The Rules permit an investment company’s board to designate the determination of fair value to an investment adviser. The Rules also create a framework for the determination of the fair value of an investment company’s investments to establish a standard baseline for valuation practices. The Rules will have a compliance date eighteen months following their effective date of March 8, 2021. Management of the Fund is evaluating the Rules to determine their potential impact on the Fund’s financial statements.
LIBOR Transition
The Portfolios may invest in certain fixed income securities that rely upon the London Interbank Offered Rate (“LIBOR”) for determination of variable interest rate terms. LIBOR is an average interest rate that banks charge one another for the use of short-term money. In 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the Portfolios, or on certain instruments in which the Portfolios invest, are not known.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
Pandemic Risks
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment. Liquidity and performance of the Portfolios may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Subsequent Events
At a meeting held on August 20, 2021, the Board approved the registration of a new Portfolio of the Fund, to be named the ON AB Relative Value Portfolio (the “new Portfolio”), with the Securities and Exchange Commission. At a meeting held on November 11, 2021, the Board, including a majority of the Directors who are not “interested persons” of the Fund, (the “Independent Directors”) approved an amendment to the Investment Advisory Agreement between Ohio National Investments, Inc. (the “Adviser”) and the Fund to add the new Portfolio to the Portfolios managed by the Adviser under that agreement. The Directors, including a majority of the Independent Directors, also approved a new Sub-Advisory Agreement between the Adviser and AllianceBernstein L.P. (“AllianceBernstein”) for the new Portfolio. The new Portfolio will commence operations on or after November 30, 2021.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the nine-month period ended September 30, 2021. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract. Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2021 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced, ON Federated Core Plus Bond, and ON iShares Managed Risk Balanced Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio and ON iShares Managed Risk Balanced Portfolio, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the ON Federated Core Plus Bond Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy. There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2021. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2021.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2021 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON AB Small Cap	ON AB Mid Cap Core
Gross unrealized:
Appreciation	$20,885,132	$62,855,880	$35,375,346	$65,823,234	$16,196,244	$8,577,984
Depreciation	(1,129,148)	(10,249,872)	(29,597,780)	(1,555,004)	(9,377,807)	(6,191,303)
Net unrealized appreciation (depreciation)	$19,755,984	$52,606,008	$5,777,566	$64,268,230	$6,818,437	$2,386,681
Aggregate cost of investments:	$258,199,829	$477,295,848	$485,573,314	$97,892,200	$161,084,829	$100,052,812

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$514,566,113	$24,062,207	$6,762,323	$162,860,283	$61,458,194	$32,323,269
Depreciation	(36,279,860)	(14,824,158)	(2,512,176)	(3,474,464)	(10,917,673)	(15,443,200)
Net unrealized appreciation (depreciation)	$478,286,253	$9,238,049	$4,250,147	$159,385,819	$50,540,521	$16,880,069
Aggregate cost of investments:	$785,793,991	$355,826,108	$169,463,402	$184,693,275	$368,940,274	$176,782,543

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON Janus Henderson U.S. Low Volatility	ON iShares Managed Risk Balanced
Gross unrealized:
Appreciation	$109,591,363	$12,414,362	$83,452,043	$5,433,979	$25,008,037	$399,098,749
Depreciation	(24,819,714)	(1,704,899)	(19,023,561)	(3,941,487)	(32,780,088)	—
Net unrealized appreciation (depreciation)	$84,771,649	$10,709,463	$64,428,482	$1,492,492	$(7,772,051)	$399,098,749
Aggregate cost of investments:	$344,576,836	$67,729,942	$366,694,778	$701,407,530	$935,774,173	$402,298,359

	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$30,169,591	$162,722,846	$340,666,224	$85,763,476
Depreciation	(8,756,832)	(42,289,966)	(112,386,382)	(29,017,242)
Net unrealized appreciation (depreciation)	$21,412,759	$120,432,880	$228,279,842	$56,746,234
Aggregate cost of investments:	$261,962,975	$973,054,930	$1,703,081,703	$382,181,029
(5)Legal Matters
In December 2007, the ON S&P 500® Index Portfolio and the ON BlackRock Advantage Large Cap Value Portfolio (formerly known as "Strategic Value Portfolio"), shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index Portfolio and ON BlackRock Advantage Large Cap Value Portfolio was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the "Tribune Bankruptcy").

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2021 (Unaudited)
The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. district courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York ("District Court").
Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals ("Second Circuit"). On March 29, 2016, the Second Circuit affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review.
In December 2019, the Second Circuit reinstated its prior affirmance of dismissal, which safe-harbors all of the claims except the trustee’s actual intent claims (those claims are excepted from the safe harbor altogether). Those claims were earlier dismissed on traditional grounds, and that dismissal is now on appeal.
In January 2020, the Tribune creditors sought panel rehearing and rehearing en banc, asserting, among other arguments, that the Second Circuit improperly relied on extrinsic evidence to reach its decision regarding Computershare’s status as Tribune’s agent, that the question of Computershare’s agency was a new argument on appeal that should not have been considered, and that the Court’s findings regarding preemption go against the Supreme Court’s decision in Merit Management and other cases. On February 6, 2020 the Second Circuit denied this request.
In July 2020, the creditors filed a petition for writ of certiorari appealing the Second Circuit’s decision to the Supreme Court. The creditors dropped some of shareholder defendants, mostly unaffiliated funds, from the appeal to the Supreme Court. For those defendants only, this has the effect of accepting the adverse judgment and ending the case. Any non-listed defendant presumably is still a party to the appeal. On April 19, 2021 the Supreme Court denied the creditor’s petition for writ of certiorari, meaning that the Second Circuit’s decision in our favor stands.
In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. In June 2019, the Trustee appealed the dismissal of the intentional fraudulent transfer claims and the ruling that any constructive claims would be barred by the safe harbor. On August 20, 2021, the Second Circuit affirmed those decisions. Although the Trustee can seek an appeal to the Supreme Court, it is unlikely that the Supreme Court would entertain the appeal.
The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.